ATLAS SECURITIZATION DEPOSITOR LLC ABS-15G

EXHIBIT 99.15

Loan ID	Next Due Date	Last Payment Date	Loan Status	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Borrower Deceased	Property Address 1	Property City	Property State	Property Zip	Strategy	Scrub Comments
500077056	5/1/2024	4/13/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Other - Property Critical	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted], newly transferred loan. Welcome call completed [Redacted], borrower stated that he tried to sell the home but due to damages he was unable to do so, then mention that he had a litigation with prior servicer. Borrower was advised that there was no information regarding the litigation with the prior servicer or prior mortgage company. Borrower also discussed a deferred principal of over [Redacted] that he wanted to be forgiven so that he can take out a loan to fix the home. The borrower was advised of DIL but informed that he had previously been denied DIL by the prior servicer due to the damages to the home, then explained that the builder built the home incorrectly; and he was fighting to have the builder rebuild the home. Borrower expressed interest in short sale and short sale review was initiated on [Redacted] however, the borrower would not allow the BPO reps to review the home without signing a plethora of documentation. Interior BPO order was cancelled on [Redacted] due to borrower being [Redacted] and [Redacted] with the agent; borrower was demanding the agent complete the BPO as land only or suffer ramifications. In [Redacted] borrower was upset that the servicer did not give the go ahead to demolish the property then stated that he has paid [Redacted] in principal and has paid off the deferred balance but the balance is not decreasing. Borrower decided that he no longer wanted to continue with loss mit review or continue with the short sale, noting that he was in communication with loan servicing. Workout was closed on [Redacted]. Last contact was on [Redacted], borrower scheduled a payment.
REASON FOR DEFAULT: None, borrower makes the regular payments and is current on the loan.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The borrower stated in [Redacted] that the home is inhabitable, further explaining on [Redacted] that the home is condemned and uninsurable as there are a plethora of issues such as mold everywhere caused by roof and window leaks, foundation is cracked, there are holes in the wall, also noting the North walls of both stories have fallen off and/or down and into the pool which is destroying the pool; and as per the attorney/appraiser/ground braking radar, there is no rebar in the foundation and the home would need a whole new foundation (foundation cracked in half).[Redacted] damage from defective wiring was also mentioned as well as storm damage. It appears that the insurance policy has been cancelled as of [Redacted] by the insurance and no claims can be filed on the property. Borrower has been advised that LPI has been placed on the account. Borrower also informed on [Redacted] that he has been advised by the County that he cannot sell the home. [Redacted] was also mentioned in [Redacted]. Borrower stated in [Redacted] that the county is forcing them to move from the property as it is uninhabitable due to [Redacted] (in [Redacted]). It does not appear that a BPO has been completed on this loan. BPO was turned down by a realtor on [Redacted] noting that she does not get paid enough to deal with such complex case and that there is too much liability for her. BPOs ordered since then appear to have been cancelled. Current occupancy verified as owner occupied on [Redacted].

500073200	5/1/2024	4/3/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Other - Property Critical	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins prior to review period. On [Redacted] borrower advise servicer that repairs to home are about to get started. Account is performing last [Redacted] years except for missed payment [Redacted], cured [Redacted]. Borrowers have maintained contact for payments and ongoing property repair needs. Last contact [Redacted] to confirm loss draft balance remaining.
REASON FOR DEFAULT: Property damage
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Open hazard claim at start of review period. Unable to determine DOL or COL or claim amount.  Claim is monitored, and funds released to borrower prior to review period; unable to determine remaining amount of funds to be disbursed. House was demolished prior to [Redacted] service transfer. [Redacted] state that demolition docs are available with the county. Borrower advised [Redacted] she plans to rebuild and needs lender consent form. Construction has been delayed due to waiting list. Borrower advised they are getting ready to start building [Redacted]. Google map street view of property dated [Redacted] shows motorhome sitting on cement foundation and no home. County tax assessor is assessing property as vacant land. They show a permit issued in [Redacted] for the demolition, and another permit issued in [Redacted] to rebuild. UTD if rebuild has started.

500072929	5/1/2024	4/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Only occasional contact is noted. [Redacted] Borrower calls in to request a payoff quote. [Redacted] An escrow shortage is being discussed. The most recent contact was on [Redacted] with the borrower asking about a tax form. No loss mit activity noted.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500073472	6/1/2024	4/8/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted].Account is current. No significant activity noted. The most recent contact was on [Redacted] with the escrow account being discussed.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500075209	5/1/2024	4/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower was unresponsive after [Redacted] boarding until request for assistance [Redacted], hardship due to excessive obligations. Repay plan approved [Redacted], default cured [Redacted] and account remains current last [Redacted] years with occasional contact for account inquiry or phone payment. Last contact [Redacted].
REASON FOR DEFAULT: Excessive obligations
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500076158	5/1/2024	4/5/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. No borrower contact noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination unknown. No property damage noted. No active hazard insurance claims noted
500076026	5/1/2024	4/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing last [Redacted] years with no borrower contact in available contact history.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500074651	5/1/2024	4/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. NSF in [Redacted]. [Redacted] payments were cancelled by servicer in [Redacted]. [Redacted] made a phone payment to reinstate in [Redacted]. NSF payment in [Redacted]; borrower reinstated with a phone payment in [Redacted]. No contact until a third NSF payment in [Redacted]; loan reinstated the following month. [Redacted] wanted to set up semi-monthly payments in [Redacted]. Last contact on [Redacted]; [Redacted] requested a [Redacted] statement.
REASON FOR DEFAULT: Out of town
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500077094	5/1/2024	4/4/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	DE	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower; majority of contact to schedule/confirm payments. borrower called [Redacted] to make payment by credit card. Borrower hardship noted [Redacted] due to unemployment; lost job [Redacted]-years ago and now works odd jobs. Mod workout discussed [Redacted]. Borrower stated [Redacted] just out of hospital. Skip trace efforts noted [Redacted]. Door knock attempt noted [Redacted]. Borrower called to reinstate [Redacted]. Borrower again inquired about Mod workout [Redacted]. Borrower called [Redacted] to make payment; wanting to file complaint being unable to process due to service transfer. No further contact noted with borrower.
REASON FOR DEFAULT:  Borrower unemployment.  Borrower illness.
FORECLOSURE: No FC activity noted.
BANKRUPTCY: No BK activity noted.
PROPERTY: Property occupancy at origination unknown. [Redacted] area noted [Redacted] and [Redacted]; no indication property was affected. No pending hazard insurance claim noted
500074955	5/1/2024	4/8/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower made a phone payment in [Redacted] and gave a promise to pay the following month. Borrower confirmed his intention to retain the property in [Redacted] and declined payment assistance in [Redacted]. Borrower reinstated in [Redacted]. Borrower defaulted again in [Redacted] and was advised of an escrow shortage in [Redacted]. Borrower declined a [Redacted] referral in [Redacted] but accepted a repay plan in [Redacted]. Borrower reinstated a week after accepting the plan. Last contact was in [Redacted] regarding insurance claim funds.
REASON FOR DEFAULT: Unexpected expenses, income curtailment
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy. Borrower received insurance claim funds in [Redacted]; pay history doesn't reflect any funds received.

500073371	5/1/2024	4/4/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account was performing prior to missed payment [Redacted]. Loss mitigation requested [Redacted], hardship is not noted. Mod was approved [Redacted] effective [Redacted]. Borrower has paid timely post-mod with no contact since [Redacted] confirmation of due date.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500075837	5/1/2024	4/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. No activity is noted until [Redacted] service transfer, account on [Redacted] FB through [Redacted] with unknown start date. Mod finalized effective [Redacted] and borrower remains current with little ongoing contact, no further hardship noted. Last contact [Redacted] to verify due date.
REASON FOR DEFAULT: [Redacted] income curtailment
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500074487	5/1/2024	4/6/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years with no borrower contact.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500075353	5/1/2024	4/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. NSF notification was sent on [Redacted] due to insufficient funds and [Redacted] due to bad account number; borrower was able to replace the payments. Minimal contact is noted; authorized [Redacted] party called on [Redacted] to discuss some loan information.
REASON FOR DEFAULT: None, loan is current.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500073019	5/1/2024	4/12/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins on [Redacted]. Co-borrower called on [Redacted] to schedule a payment, noting they received a message that the payment was still due. Last contact was on [Redacted], primary borrower called stating she would make a payment on [Redacted].
REASON FOR DEFAULT: None, loan is current.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.
TITLE ISSUES: Co-borrower stated on [Redacted] that she paid off the lien that was added to escrow and sent a copy of the receipt. No additional details provided.

500074000	5/1/2024	4/1/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years with occasional contact for account inquiry or website assistance. Last contact [Redacted] request for finding billing statement online.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500073747	5/1/2024	4/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account was performing until [Redacted] NSF. Borrower [Redacted] advised that borrower is deceased, rolling [Redacted]-delinquency cured [Redacted] and [Redacted] date changed to match check deposit. Account remains current, last contact [Redacted] regarding escrow shortage and insurance change.
REASON FOR DEFAULT: Borrower death
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500076570	5/1/2024	4/1/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Occasional contact is recorded with the escrow account being discussed, most recently in [Redacted]. No other significant activity noted.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500075332	5/1/2024	4/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. Co-borrower called on [Redacted] stating that she would be sending a loss mit application. Loss mit review was initiated and borrowers entered into a trial modification. Borrower called on [Redacted] wanting to know if he could skip payment on FB plan because he had to fix his fence that cost [Redacted] and was advised that there is no option to skip a payment as it [Redacted] default if payment is not received by due date. Borrowers appear to have completed the trial plan and was approved for a modification effective with the [Redacted], with an interest rate of [Redacted], P&I of [Redacted] modified balance of [Redacted] a new maturity date of [Redacted],and a deferment amount [Redacted] Modification was processed on [Redacted]. Borrower called on [Redacted] stating that his wife was in the hospital and scheduled a short payment, escrow shortage was also discussed, borrower was advised that the negative escrow balance of [Redacted] needs to be repaid. Repayment plan was discussed however, workout was closed on [Redacted] due to application inactivity. Borrower stated on [Redacted] that he was out of work - furloughed, [Redacted] weeks prior and would send documents for review by end of month. Last contact was on [Redacted], borrower called to schedule a payment.
REASON FOR DEFAULT: Furlough, [Redacted] hardship, wife had hip surgery and didn't return to work.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The borrower called on [Redacted] stating that he had a hot water pipe burst and the insurance would be paying for the damage but deductible is [Redacted] deductible; also stated on [Redacted] that the pipe burst two years in a row. The borrower also called on [Redacted] noting that he had a large tree limb that caused damage to the property that needed to get removed and would cost about [Redacted] No details regarding repairs provided. Current occupancy is unknown.

500073081	5/1/2024	4/17/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower confirmed payment [Redacted]. Borrower called [Redacted] to discuss prior Mod; details not provided. Borrower stated [Redacted] was in hospital for [Redacted]-month. Borrower inquired about demand letter [Redacted]. No further contact noted.
REASON FOR DEFAULT: Borrower illness.
FORECLOSURE: No FC activity found.
BANKRUPTCY: BK[Redacted] filed discharged [Redacted]. Filing date unknown.
PROPERTY: Property occupancy at origination primary residence. No property damage noted. No pending hazard insurance claims noted
500076024	5/8/2024	4/12/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. BK is active on the account when the history begins. [Redacted] BK is dismissed. The only contact since the dismissal was on [Redacted], borrower calls in with questions about their taxes. No loss mit activity.
REASON FOR DEFAULT: N/A.
FORECLOSURE: No FC activity found.
BANKRUPTCY: [Redacted] Borrower is dismissed from BK[Redacted] for failure to make plan payments. Filing date was not found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500075170	5/1/2024	4/8/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. Borrower called on [Redacted] to go over LPI. Escrow analysis statement was sent on [Redacted]. Borrower called on [Redacted] noting late payment was due to excessive obligations because of illness which then led to reduction in income. In [Redacted] borrower inquired about loss mit options and accepted a verbal repayment plan. FB plan initiated on [Redacted] completed on [Redacted]. Last contact was on [Redacted], borrower called to request form [Redacted].
REASON FOR DEFAULT: Illness, reduction in income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500076086	4/28/2024	4/12/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. No significant activity noted. The only contact recorded was on [Redacted] for a password reset.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500074517	6/1/2024	4/4/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years with occasional contact for phone payments. Last contact [Redacted].
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500076680	5/1/2024	4/11/2024	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated [Redacted] having ussies with lien on property; servicer advised to contact county. Borrower requested [Redacted] form [Redacted]. Skip trace efforts noted [Redacted]. Last borrower contact [Redacted] to schedule payment. No further contact noted with borrower.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity noted.
BANKRUPTCY: Multiple BK filings; most recent BK[Redacted] dismissed [Redacted].
PROPERTY: Property originated as primary residence. No property damage noted. No pending hazard insurance claims noted
500074470	5/1/2024	4/16/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. No borrower contact noted. NSF payment noted [Redacted].
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected. No pending hazard insurance claims noted
500074046	5/1/2024	4/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] pandemic deferral is completed. [Redacted] A mod is implemented. Since the mod, account has been kept current with no significant activity. The most recent contact was on [Redacted] with borrower calling in to discuss the account.
REASON FOR DEFAULT: [Redacted] Pandemic and unemployment.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500074282	5/1/2024	4/5/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] Borrower calls in to setup [Redacted] payments. [Redacted] Borrower requests a refund of double payment. The most recent contact was on [Redacted] with borrower inquiring about a recent tax disbursement.
REASON FOR DEFAULT: [Redacted] Extended problems.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500073613	5/1/2024	4/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower refused to discuss account when contacted regarding missed [Redacted] payment and has remained current since cured [Redacted] with little ongoing contact. Last contact [Redacted], promise kept to make online payment.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500073881	5/1/2024	4/9/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years with no borrower contact.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500074332	5/1/2024	4/2/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account was chronic [Redacted]-delinquent through [Redacted] and has remained current last [Redacted] months. Borrower has been unresponsive to outreach, no contact or loss mitigation activity noted during the review period.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500075455	5/1/2024	4/8/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan boarded [Redacted] with a mod review in progress, hardship due to hospitalization for surgery. Account is current since modified effective [Redacted]. Last contact [Redacted], borrower advised that he and [Redacted] both lost jobs. Assistance application was withdrawn [Redacted].
REASON FOR DEFAULT: Borrower [Redacted], income curtailment
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500076508	5/1/2024	4/5/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower provided proof of insurance coverage in [Redacted] and discussed an escrow shortage. Borrower asked about an insurance claim check in [Redacted]. NSF payment in [Redacted] was reinstated later in the month; borrower had input the wrong bank account number. No further contact. Most payments have been made through the website.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy. Coborrower asked how to cash an insurance claim check with servicer name on it in [Redacted]; pay history doesn't reflect any claim funds received.

500073014	5/1/2024	4/5/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. No borrower contact noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected. No pending hazard insurance claims noted.

500076242	5/1/2024	4/3/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years with occasional contact for account inquiries. Last contact [Redacted] to inquire about escrow shortage.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500073224	5/1/2024	4/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account was performing prior to missed payment [Redacted], hardship due to hospitalization from [Redacted]. No assistance was requested, and borrower was unresponsive until delinquency was cured [Redacted]. Account remains current last [Redacted] years, last contact [Redacted].
REASON FOR DEFAULT: Borrower [Redacted]
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500075890	5/1/2024	4/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	DE	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is current. The only recent contact recorded was on [Redacted] with borrower calling in with questions about insurance and principal balance. No other significant activity was found.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500073745	5/1/2024	4/5/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower verified the payment amount and [Redacted] in [Redacted]. Borrower tried to stop an [Redacted] payment in [Redacted], but payment drafted that day. Borrower removed principal curtailment amounts from [Redacted] payments in [Redacted]. Borrower verified payment receipt in [Redacted] and requested the total tax/insurance amount paid in [Redacted]. Borrower asked how to change her name in the system in [Redacted] and again in [Redacted]; borrower provided government-issued ID. Borrower reported a hardship in [Redacted]; servicer didn't have any retention options available as loan was current. Borrower paid the account ahead in [Redacted]. Borrower made phone payments over the next few months. An NSF payment in [Redacted] was reinstated later in the month. Last contact was [Redacted]; borrower asked how to have her [Redacted] assume the loan.
REASON FOR DEFAULT: Borrower not working, applied for disability
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Borrower confirmed owner occupancy in [Redacted]; no mention of current condition.

500076311	5/1/2024	4/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower called [Redacted] to discuss lender placed insurance. No further contact noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. [Redacted] area noted [Redacted] and again [Redacted]; no indication property was affected. No active hazard insurance claims noted
500073680	5/1/2024	4/4/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	ME	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower was advised of a [Redacted] change in [Redacted]. Borrower said she could not get insurance until she fixed her garage. Borrower sent proof of tax payment in [Redacted]. Borrower notified servicer of co-borrower death in [Redacted], insurance policy was also provided. No further contact.
REASON FOR DEFAULT: No default.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500075669	5/1/2024	4/15/2024	BK13	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. As of [Redacted] BK is active on the account, no RFD is given. Occasional contact with borrower calling in payments is recorded. [Redacted] Borrower is interested in a repayment plan. [Redacted] Repayment plan terms are being discussed. Unclear if/when payment plan was implemented. The most recent contact was on [Redacted] to schedule a payment.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: BK is activate at the start of the review period, filing date was not found. [Redacted] POC is filed. [Redacted] MFR is referred to attorney. [Redacted] MFR is denied. As of [Redacted] BK is active with discharge date projected for [Redacted].
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500074370	5/1/2024	4/19/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. No borrower contact noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. No property damage noted. No pending hazard insurance claims noted
500076238	5/1/2024	4/1/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. No borrower contact noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination unknown. No property damage noted. No active hazard insurance claims noted
500076110	5/1/2024	4/29/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower occasionally refuses any contact attempts by servicer. Borrower requested [Redacted] information [Redacted] and [Redacted]. Borrower advised of step-rate change [Redacted]. Borrower requested principal amount [Redacted]; looking into refinancing. Borrower inquired about payment deferral [Redacted]. Borrower requested workout assistance [Redacted]. Borrower inquired about payment application [Redacted]. Borrower stated [Redacted] looking for insurance. Borrower requested [Redacted] form [Redacted]. Last contact [Redacted] to make payment.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected. No pending hazard insurance claims noted
500075306	5/1/2024	4/22/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NH	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Limited contact noted with borrower. Borrower called [Redacted] to inquire if payment was scheduled. Borrower requested ARM change letter [Redacted]. No further contact noted.
REASON FOR DEFAULT: Hardship not provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. No property damage noted. No pending hazard insurance claims noted
500074248	5/1/2024	4/5/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Contact with borrower noted [Redacted]; details of conversation not provided.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. No property damage noted. No active hazard insurance claims noted
500075249	5/1/2024	4/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Fairly regular contact is recorded. [Redacted] Payment change is being discussed. [Redacted] Borrower is authorizing a [Redacted] party on the account and escrow account is being discussed. [Redacted] Payment arrangements are being made. The most recent contact was on [Redacted], borrower is upset that their statement did not reflect the escrow reserve balance. No loss mit activity noted.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found
500073153	5/1/2024	3/28/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower called [Redacted] to go over payment application.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. No property damage noted. No active hazard insurance claims noted
500074523	5/1/2024	4/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Minimal contact. [Redacted] Borrower calls in to discuss a payment change. [Redacted] Escrow shortage is discussed. The most recent contact was on [Redacted] borrower changes insurance carriers and requests a password reset.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500075564	5/1/2024	4/18/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired about increased payment [Redacted]. Borrower inquired about pending payment [Redacted]. Borrower stated [Redacted] [Redacted] makes payment. Borrower stated [Redacted] payment would be made by end of month. Borrower discussed escrow analysis [Redacted]. [Redacted] change notice mailed to borrower [Redacted]. Borrower had questions about pending payment [Redacted]. Borrower advised [Redacted] would make payment. No further contact noted.
REASON FOR DEFAULT: No hardship noted.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected. No pending hazard insurance claims noted
500074037	6/1/2024	4/25/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years with occasional account inquiries. Last contact [Redacted] to confirm [Redacted] information.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500074485	5/1/2024	4/10/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower called [Redacted] to setup [Redacted] and request insurance declaration page. Borrower stated [Redacted] having difficulty updating insurance info. Borrower stated [Redacted] account should be escrowed. Borrower stated [Redacted] paying own insurance. Borrower requested online access [Redacted]. Borrower requested escrow refund [Redacted]. Borrower again inquired about insurance payment [Redacted]. Borrower inquired about website [Redacted]. Borrower requested new escrow analysis [Redacted]. Last contact [Redacted] to schedule payment. No further contact noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected.  No pending hazard insurance claims noted.

500074267	5/15/2024	4/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing last [Redacted] years. with occasional contact regarding payments made after late charge date, no hardship provided or assistance requested. Last contact [Redacted] with questions regarding escrow analysis.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500074904	5/1/2024	4/2/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years with no borrower contact.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500075405	5/1/2024	4/9/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Dispute was pending [Redacted] at service transfer due to difficulty with short pay process. Offer iao [Redacted] received Jun [Redacted] declined, investor minimum [Redacted] Mod assistance requested [Redacted], hardship due to [Redacted] put on leave without pay. Deferral completed [Redacted] and [Redacted] returned to work same month. Account remains current last [Redacted] years with no contact since [Redacted] inquiry re: [Redacted] corporate advance.
REASON FOR DEFAULT: [Redacted] Income curtailment
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. BPO value [Redacted] no property issues noted.

500073006	6/1/2024	4/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years with no contact except for [Redacted] account inquiry, details not noted.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500074637	5/1/2024	4/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] Borrower is working with loss mit for a mod, they are retired due to [Redacted] issues. [Redacted] A mod is completed. [Redacted] Borrower inquiries about additional assistance due to ongoing [Redacted] issues. Borrower has been cooperative with fairly regular communication. As of [Redacted] they are still dealing with [Redacted] issues. The most recent contact was on [Redacted] to schedule a payment.
REASON FOR DEFAULT: [Redacted]. [Redacted]. [Redacted] Hospitalization of borrower. [Redacted].
FORECLOSURE: As of [Redacted] account was in FC with an active FB plan, referral date not found. Account reinstated [Redacted] via a mod.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500074440	5/1/2024	4/2/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower called to schedule payment [Redacted]. Later stated [Redacted] would send payment by mail; having issue with bank. NSF payment noted [Redacted]. Borrower again stated [Redacted] would send money-order payment. Borrower expressed frustration [Redacted] due to time to withdraw payment. Borrower setup [Redacted] [Redacted]. Borrower requested [Redacted]. Borrower again requested [Redacted] though [Redacted]. Borrower stated [Redacted] money is being drafted late causing fees. No further contact noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. Borrower indicated property damage [Redacted]; had damage to roof. Servicer provided information for loss draft claim, no further details provided. No pending hazard insurance claims noted
500073783	5/1/2024	4/22/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. No borrower contact noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. No property damage noted. No pending hazard insurance claims noted
500075377	5/1/2024	4/27/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower gave a promise to pay in [Redacted] and another in [Redacted]. Borrower asked about changing the due date in [Redacted] and gave another promise to pay in [Redacted]. No further contact. Borrower usually pays through the website and has remained current for the past three years.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500075806	5/1/2024	4/11/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower called about a payment returned in [Redacted] and asked about payment assistance in [Redacted]. Borrower accepted a verbal repay plan that month. No further contact. Loan reinstated in [Redacted] and has since remained current.
REASON FOR DEFAULT: [Redacted] bills
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500076177	5/1/2024	4/2/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Last contact with borrower was on [Redacted], The borrower called in to make a payment over the phone. The borrower appears to be cooperative. The loan has remained current for the past [Redacted] months. A deferral was completed in [Redacted] for [Redacted] payments totaling [Redacted] to bring the loan current. RFD at that time is not noted in the contact history. No further indication of hardship or loss mitigation discussions in the contact history.
REASON FOR DEFAULT: No RFD found.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine occupancy status
500073799	6/25/2024	4/18/2024	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing last [Redacted] years except for [Redacted] payment made just after [Redacted] days. Coborrower advised [Redacted] that primary borrower is deceased. There is no further contact or assistance requested, account remains current.
REASON FOR DEFAULT: Borrower death.
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500074196	5/1/2024	4/13/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. No contact until [Redacted]; borrower scheduled a payment. Borrowers have missed a few payments on the loan but were able to bring the loan current. Last contact was on [Redacted], payment was discussed, co-borrower thought they already made the payment.
REASON FOR DEFAULT: Unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500075445	5/1/2024	4/17/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Limited contact noted with borrower. Borrower called [Redacted] to discuss waiving late fees. Borrower stated [Redacted] unemployed. Borrower stated [Redacted] changed insurance company. Servicer reviewed late fee charges with borrower [Redacted]. Borrower called [Redacted] to cancel ACH. NSF payment noted [Redacted]. Borrower inquired about NSF fee [Redacted]. Borrower called [Redacted] requesting funds be reversed to complete payment. Borrower called [Redacted] to make payment to escrow. Borrower called [Redacted] to follow-up on reversed payment. Borrower opened dispute. Excessive obligations noted [Redacted]. Borrower stated [Redacted] would make payment online. Borrower scheduled payment [Redacted]. No further contact noted.
REASON FOR DEFAULT: Borrower unemployment. Excessive obligations.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property has been affected. No pending hazard insurance claims noted.

500075614	5/1/2024	4/11/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years with occasional contact for online assistance or payment inquiry. Last contact [Redacted] to schedule a payment.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500074376	5/1/2024	4/8/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Occasional contact is recorded with borrower making payment arrangements. The most recent contact was on [Redacted] to discuss a returned payment. No loss mit activity noted.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. Borrower calls in on [Redacted] to get an insurance claim started. Unclear if claim was ever filed. No further references to property damages or insurance claims found.

500076131	5/1/2024	4/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. Co-borrower called in [Redacted] to discuss loss mitigation stating that the primary borrower wants nothing to do with the property due to divorce and keeps changing the mailing address so she was not getting the loss mitigation package. Co-borrower stated that she really needed a deferral. Upon discussing the workout, it was discovered that the co-borrower was receiving unemployment income, however, co-borrower explained on [Redacted] that she was not receiving the unemployment income due to fraud, noting someone else is getting her unemployment income and that she was only receiving [Redacted] income at that time. Co-borrower stated on [Redacted] that she sent in the QCD as well as the divorce decree. Deferral was approved for [Redacted] payments, processed on [Redacted], with interest totaling [Redacted] Last contact was on [Redacted], co-borrower called to schedule a payment, also informed that she is trying to refinance.
REASON FOR DEFAULT: Divorce, borrower illness.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is owner occupied.

500076319	5/1/2024	4/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Minimal contact. [Redacted] Borrower reports they have been impacted by [Redacted]-[Redacted], but are not interested in FB. The most recent contact was on [Redacted] for a password reset,
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500077021	6/1/2024	4/22/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. No contact with the borrower was noted.
REASON FOR DEFAULT: N/A.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Occupancy unknown
500075703	5/1/2024	4/1/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower reported an insurance claim in [Redacted] and called about a property inspection in [Redacted]. Borrower verified the amount due in [Redacted] and correct an address issue.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: Chapter [Redacted] filed in [Redacted], discharged [Redacted].
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy. Borrower reported a pending insurance claim check of [Redacted] in [Redacted]; servicing notes and pay history don't reflect any insurance funds received.

500075864	5/1/2024	4/5/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Only contact with borrower during [Redacted] was during phone payments. Borrower declined [Redacted] in [Redacted].
REASON FOR DEFAULT: [Redacted]: extended problems, details were not provided. No contact during default periods in [Redacted] and [Redacted]. Borrower verified the amount paid each month towards insurance in [Redacted] and set up [Redacted] payments in [Redacted]. Loan has since remained current. Borrower requested a payoff quote in [Redacted]. No further contact.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy. Property was in a [Redacted] area in [Redacted]; no mention of property damage.

500076549	5/1/2024	4/19/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	ND	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] Borrower is discharged from BK. Since the discharge, account has been kept current with no significant activity noted. The only contact noted was on [Redacted] with borrower calling in to make a phone payment.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: Account is in BK when review period starts, filing date not found. [Redacted] BK is discharged.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500074217	5/1/2024	4/4/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	PR	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Occasional contact is recorded. [Redacted] Borrower calls in to confirm a payment was received. The most recent contact was on [Redacted] with [Redacted] insurance being discussed. No loss mit activity noted.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500075346	5/1/2024	4/18/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. A workout was closed on [Redacted], and a demand letter sent the same day. Borrower called on [Redacted] to discuss the demand notice she received and the mod that was in review, and was advised that the mod was closed due to agreement received on time; mod review restarted and the executed mod was received on [Redacted], however, due to loan not post mod current, it was denied; the borrower needed to make up [Redacted] of payments in order to be considered for the mod. Borrower called on [Redacted] to discuss the mod decision and was advised that the mod was not received until it was a year after it was due and did not qualify for a mod. Borrower called in again in [Redacted] to go over the account and was advised that the funds she submitted would be destroyed as it was not enough to reinstate the loan and to send in a written appeal for review to send cashier's check back; borrower wanted to go over the account and the rep went over all the history of [Redacted] plan (no details) as well as the assistance that was provided. Loan reinstated in [Redacted]. Last contact was on [Redacted], borrower called for escrow inquiry.
REASON FOR DEFAULT: Borrower illness.
FORECLOSURE: File was referred to attorney on [Redacted]. FC file closed on [Redacted] due to loan reinstated.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Property verified as owner occupied on [Redacted].

500073508	5/1/2024	4/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan rolled up to [Redacted]-days delinquent until reinstated [Redacted]. Limited contact noted with borrower. Borrower called [Redacted] to schedule payment. Borrower called [Redacted] to reinstate. Borrower inquired about home-owners insurance [Redacted]. Borrower inquired about unpaid principal balance [Redacted]. Borrower requested [Redacted] statement [Redacted]. Borrower requested monthly statement and Mod agreement [Redacted]. Borrower asked for online access [Redacted]. Borrower stated [Redacted] attempting to view Mod agreement. Borrower requested online assistance [Redacted]. No further contact noted.
REASON FOR DEFAULT: Curtailment of income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected. No pending hazard insurance claims noted
500076226	5/1/2024	4/18/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower inquired about removing escrow account [Redacted]. Borrower again requested insurance be removed [Redacted]; reviewed escrow shortage. Borrower inquired about loan term/maturity [Redacted]. Borrower inquired if loan was assumable [Redacted]. No further contact noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected. No pending hazard insurance claims noted
500075234	6/1/2024	4/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Occasional contact is recorded with the borrower making payment arrangements. The most recent contact was on [Redacted] with taxes and force placed insurance being discussed.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500072976	5/1/2024	4/13/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PR	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. No contact until [Redacted], co-borrower called to schedule a payment. Payoff quote was requested on [Redacted], then co-borrower called on [Redacted] to request a short pay. short payoff review was initiated and it appears that an offer was received on [Redacted] iao [Redacted] net amount [Redacted] Walk BPO dated [Redacted] value [Redacted] Short pay is currently pending QC review. Last contact was on [Redacted], co-borrower requested the short payoff documents.
REASON FOR DEFAULT: None, loan is current.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500076950	5/1/2024	4/10/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired about refinance [Redacted]. Borrower asked about interest rate [Redacted]. Borrower inquired about monthly payment amount [Redacted]. Borrower inquired if interest rate would change [Redacted]. Skip trace efforts noted [Redacted]. Borrower inquired about escrow [Redacted]. Borrower asked about escrow balance [Redacted]. Borrower called to make payment [Redacted]. No further contact noted with borrower.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property originated as primary residence. No property damage noted. No pending hazard insurance claim noted
500075512	5/1/2024	4/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower called [Redacted] and [Redacted] to get address for check to be endorsed; no further details provided. Borrower requested website assistance [Redacted], [Redacted] and again [Redacted].
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. No property damage noted. No active hazard insurance claims noted
500075683	5/1/2024	4/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing last [Redacted] years with no borrower contact, no hardship noted.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500074803	5/1/2024	4/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Minimal contact. [Redacted] NSF payment is being discussed, payment arrangements are made.[Redacted] Borrower requests [Redacted]-[Redacted] assistance, and is informed only liquidation options are available. No notes found showing any loss mit applications were submitted. The most recent contact was on [Redacted] with borrower calling in to discuss a letter they received. It is unclear if the borrower is currently still struggling.
REASON FOR DEFAULT: [Redacted] Had to pay HOA dues. [Redacted] Pandemic.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500074177	5/1/2024	4/26/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins on [Redacted]. No communication with borrower. Servicer proactive with call attempts.
REASON FOR DEFAULT: Unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Occupancy unknown. No property issues noted
500075545	5/1/2024	4/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. No borrower contact noted. NSF payment noted [Redacted].
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Property occupancy at origination primary residence. No property damage noted. No active hazard insurance claims noted.

500075833	5/1/2024	4/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing last [Redacted] years with occasional account inquiry, no hardship noted. Last contact [Redacted] for phone payment,.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500074653	5/1/2024	4/12/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower requested a website password reset in [Redacted] and promised to pay through bill pay. Borrower reviewed LPI on account in [Redacted]. No requests for payment assistance during default. Only other contact was a website password reset in [Redacted].
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500075579	5/1/2024	4/23/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account was performing prior to NSF return [Redacted] that was not replaced by end of month. Borrower made contact [Redacted] and agreed to verbal repay plan, payments made timely. Account remains current since cured [Redacted], last contact [Redacted] regarding NSF return.
REASON FOR DEFAULT: Marital Difficulties
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500073726	5/1/2024	4/3/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower advised [Redacted] not represented by attorney. Skip trace efforts noted [Redacted]. Servicer notes [Redacted] borrower was represented by attorney for Mod [Redacted]-years ago. Borrower requested copy of [Redacted]. Borrower stated [Redacted] unaware payment not made. Borrower stated [Redacted] not receiving monthly statements. No recent contact noted with borrower.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property originated as primary residence. [Redacted] area noted [Redacted]; no indication property was affected. No pending hazard insurance claim noted
500076856	5/1/2024	4/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. No contact with the borrower was noted.
REASON FOR DEFAULT: N/A.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Occupancy unknown. No property issues noted
500076852	5/1/2024	4/5/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] called in to ask how much paydown to cut half of the term, then hung up. [Redacted] borrower called in requesting assistance said she has been living in the home since [Redacted] and doesn't want to pay for another [Redacted] years. Borrower was advised to pay additional principal to pay the loan down quicker. [Redacted] borrower called to find out why her disbursement wasn't applied to her account. Borrower was advised it was applied to escrow.
REASON FOR DEFAULT: N/A.
FORECLOSURE: No FC activity found.
BANKRUPTCY: BK[Redacted] discharged [Redacted].
PROPERTY: Property reported to be owner occupied
500075241	5/1/2024	4/24/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] Borrower defaults on a repayment plan. [Redacted] Borrower complains that funds were withdrawn without permission. [Redacted] Another repayment plan is started, borrower defaults in [Redacted]. Details of plan not noted. [Redacted] A loss mit application is denied, reasons unspecified. [Redacted] Borrower reports they do not need assistance and no further loss mit activity is noted. Fairly regular contact is noted with borrower making payment arrangements. The most recent contact was on [Redacted] to make a phone payment.
REASON FOR DEFAULT: [Redacted] Curtailment of income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500074918	5/1/2024	4/12/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan boarded [Redacted] paid ahead and has remained current for the last [Redacted] years with occasional contact for payment inquiry or website assistance. Last contact [Redacted] to advise of stop payment on EZ pay in order to change date.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: BK[Redacted] filed in [Redacted] Trustee demanded refund of [Redacted].[Redacted] post petition disbursements which were incorporated into the mod approved by court [Redacted].  Amended POC filed [Redacted] with [Redacted] arrears and amended plan confirmed [Redacted], case discharged [Redacted].
PROPERTY: Property is owner occupied. No property issues noted.

500077046	5/1/2024	4/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower requested payoff [Redacted]. Borrower asked for [Redacted] form [Redacted]. No further contact noted with borrower.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property originated as primary residence. No property damage noted. No pending hazard insurance claim noted
500077199	5/1/2024	4/5/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. Escrow payment change notifications were sent in [Redacted], [Redacted], [Redacted] and [Redacted]. Borrower called on [Redacted] noting that she would not be able to get the check in time for the draft and requested to change the [Redacted] draft date from the [Redacted] to the [Redacted], also called on [Redacted] to cancel the scheduled ach, noting would call back to make additional payment towards escrow. Escrow shortage was discussed on [Redacted] and borrower stated that she was just getting back to work and had not been able to work the full hours because she was injured at work. Last contact was on [Redacted], borrower called to inform that she's trying to sell the property but needs to take care of several things first.
REASON FOR DEFAULT: Borrower appears to have had a reduction in work hours in [Redacted] due to injury but continued to make the monthly payments.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500074735	5/1/2024	4/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower inquired about trial Mod; terms of plan not provided. Borrower requested Mod agreement [Redacted]. Mod workout processed [Redacted] advancing due date to [Redacted]. Majority of contact post-Mod to schedule/confirm payments. NSF payment noted [Redacted]. NSF payment noted [Redacted]. Borrower stated [Redacted] as agency helping with payments. HHF inquiry noted [Redacted]. Borrower stated [Redacted] impacted by [Redacted]. Borrower noted [Redacted] to be getting unemployment income. Borrower stated [Redacted] program closed for HHF. NSF payment noted [Redacted]. Servicer offered verbal repayment plan [Redacted]; terms not provided. Borrower called [Redacted] to cancel ACH. Borrower stated [Redacted] repayment plan payment not affordable. Borrower called [Redacted] to review monthly statement. Last contact [Redacted] borrower scheduled payment. No further contact noted.
REASON FOR DEFAULT: Excessive obligations.  Borrower unemployment.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected. No pending hazard insurance claims noted.

500075990	6/1/2024	4/27/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower called about a FB plan in [Redacted]; UTD whether borrower was on an active plan, but borrower has remained current over the past three years. Borrower made a phone payment in [Redacted]. No further contact.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.
TITLE ISSUES: Servicer received notice of a sheriff sale in [Redacted] from REOHOA, escalated to management for clarification; no further details provided.

500075844	5/1/2024	4/2/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower requested password reset [Redacted]. No further contact noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. No property damage noted. No pending hazard insurance claims noted
500074213	5/1/2024	4/8/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. No phone contact in the past three years. Calls placed by servicer note that it is wrong number. Borrower applied for assistance in [Redacted]; hardship reason was not stated. Servicer completed a [Redacted]-month deferral in [Redacted]. Recent payments have been made through the website.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500074474	5/1/2024	4/3/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years with occasional account inquiries. Last contact [Redacted] request to verify maturity date.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. Borrower inquired about a possible LPI claim [Redacted], no further details provided about property condition or claim status.

500073649	5/1/2024	4/6/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower inquired [Redacted] about payment deferral plan. [Redacted]-month payment deferral completed [Redacted]. Borrower inquired [Redacted] about additional insurance charge; pays hazard insurance. Borrower called [Redacted] to discuss tax letter. Borrower inquired about maturity date [Redacted]. No further contact noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. Borrower stated [Redacted] had insurance claim and requested check endorsement; details of claim not provided. No pending hazard insurance claims noted
500073952	4/30/2024	4/5/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. No contact with any party.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500076999	5/1/2024	4/27/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired [Redacted] about PMI being cancelled. Borrower again inquired about PMI being removed [Redacted]. Skip trace efforts noted [Redacted].
 Borrower inquired about payment deferral [Redacted].  Last contact [Redacted].  No further contact noted with borrower.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property originated as primary residence. No property damage noted. No pending hazard insurance claim noted
500077016	4/7/2024	3/31/2024	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated [Redacted] upset about payment increase. Borrower stated [Redacted] unaware of NSF payment. Co-borrower noted as deceased [Redacted]. Borrower inquired about payment increase [Redacted]. Borrower inquired about payment date of [Redacted]. Borrower inquired [Redacted] why payment not been withdrawn. Borrower indicated hardship [Redacted] due to pay period. Borrower stated [Redacted] out of state. Borrower requested [Redacted] [Redacted]. Servicer advised [Redacted] payment increasing. Last contact [Redacted] borrower scheduled payment. No further contact noted with borrower.
REASON FOR DEFAULT:  Borrower death. Curtailment of income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property originated as primary residence. No property damage noted. No pending hazard insurance claim noted
500075611	5/1/2024	4/5/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower processed payment [Redacted]. Borrower setup [Redacted] payment [Redacted]. Borrower called [Redacted] to update mailing address. No further contact noted.
REASON FOR DEFAULT: No hardship activity.
FORECLOSURE: No FC activity found.
BANKRUPTCY: Active BK[Redacted] at start of contact history; filing date unknown. BK discharged [Redacted].
PROPERTY:  Property occupancy at origination primary residence. No property damage noted. No pending hazard insurance claims noted.

500076953	5/1/2024	4/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Only contact noted was on [Redacted] with the borrower requesting info on how to update auto-draft details. No other significant contact or activity noted.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500073324	5/25/2024	4/25/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. There is occasional contact throughout [Redacted] delinquency for phone payments. Borrower advised [Redacted] that hardship is due to death of [Redacted] and loss of his income, no assistance requested. [Redacted] set up [Redacted], no further contact except for [Redacted] statement inquiry.
REASON FOR DEFAULT: Family death, income curtailment
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500073427	5/1/2024	4/18/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] Payment arrangements are being made, borrower stats payment was lost in mail. Several notes are recorded regarding a LPI issue. In the most recent contact on [Redacted] borrower claims they provided proof of insurance but continued to get charged for the LPI. Notes on [Redacted] reference a resolution letter.
REASON FOR DEFAULT: [Redacted] Lost in mail.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500076104	5/1/2024	4/16/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	HI	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. Co-borrower called on [Redacted] for payment inquiry. It appears that loss mit was initiated on [Redacted] and completed [Redacted]; loan reinstated. Last contact was on [Redacted], co-borrower called to schedule a payment.
REASON FOR DEFAULT: Unknown.
FORECLOSURE: Loan has been referred to FC, referral date not provided. File placed on loss mit hold in [Redacted]; hold ended [Redacted] when FB was completed. FC appears to have been dismissed on [Redacted].
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500073621	5/1/2024	4/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Occasional contact is recorded with borrower making payment arrangements and discussing the account. [Redacted] A loss mit application is withdrawn, borrower reports they do not need assistance, no RFD is given. The most recent contact was on [Redacted], borrower calls in to schedule a payment.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500077040	5/1/2024	4/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins prior to review period. No contact with borrower during review period. Payments were made via online ACH. Borrower has remained current the past three years. Servicer disbursed for taxes [Redacted].
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: Chapter [Redacted] bankruptcy discharged [Redacted]; filing date in [Redacted], exact date unknown. Notes don't mention reaffirmation.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500074078	5/1/2024	4/3/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower called [Redacted] to discuss lender-placed insurance. Borrower inquired about policy [Redacted]. Borrower called [Redacted] to update payment information. Borrower inquired about [Redacted] [Redacted]. Borrower called [Redacted] to confirm [Redacted] setup. Borrower inquired [Redacted] about payment change; and again [Redacted]. Borrower asked about due date [Redacted]. Borrower inquired about escrow account change [Redacted]. Borrower requested escrow analysis [Redacted]. Last contact [Redacted] borrower advised insurance policy ends [Redacted].
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. Borrower inquired about county assisting with repairs [Redacted]; no details of damage provided. Borrower stated [Redacted] claims filed in past [Redacted] years; details not provided. No active hazard insurance claims noted
500076750	5/1/2024	4/10/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins on [Redacted], newly transferred loan; authorized [Redacted] party (husband - [Redacted]) called in to set up payment, also wanted to go over some account information. On [Redacted] Mr. [Redacted] inquired about an NSF fee noting he did not authorized payment on the [Redacted] but on the [Redacted] of [Redacted]. in [Redacted], Mr. [Redacted] wanted to discuss about refinance but was advised servicer does not do refinancing. Borrower called in [Redacted] to update banking information. A dispute was filed in [Redacted] due NSF; borrower stated that they were not aware of the NSF and should have been notified regarding the returned payment; payment was received to replace the returned payment. Last contact was on [Redacted], borrower scheduled a payment.
REASON FOR DEFAULT: None, loan is current.
FORECLOSURE: No FC activity found.
BANKRUPTCY: BK[Redacted] filed [Redacted] dismissed [Redacted]. Prior BK[Redacted] filing discharged [Redacted].
PROPERTY: No property issues found. Current occupancy is unknown
500075257	5/1/2024	4/19/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins on [Redacted]. [Redacted] Borrower affected by [Redacted] and needs [Redacted] weeks to make the payment. [Redacted] borrower set up an [Redacted] and advised that he has a curtailment of income. Monthly communication and attempts with borrower regarding payments. [Redacted] borrower advised that his [Redacted] makes payments. He will have her call in and make the payment. Last date of contact was [Redacted]; [Redacted] called in and made an [Redacted] payment.
REASON FOR DEFAULT: Curtailment of income and [Redacted].
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Occupancy unknown. No property issues noted
500076736	5/1/2024	4/26/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. In [Redacted], borrower submitted loss mitigation application due to reduced income and impact from [Redacted]. However, by the following month the borrower advised hardship had ended and resumed payments to catch up. In [Redacted], borrower requested deferment due to fraud on his bank account. Deferral processed [Redacted] iao [Redacted].[Redacted] and advanced due date by two months. No contact from borrower until [Redacted] when modification information was requested and a repayment plan was discussed. Account reinstated in [Redacted]. [Redacted] borrower called in to find out status of [Redacted] to reinstate. [Redacted] borrower was informed that [Redacted] funds were received to reinstate. [Redacted] borrower called in requesting a deferment. [Redacted] borrower advised was laid off for [Redacted] months but is back to work and wants to reinstate. [Redacted] borrower was approved for a [Redacted]-month deferment.
REASON FOR DEFAULT: Reduced income due to [Redacted], funeral, unemployment.
FORECLOSURE: No FC activity found. – OR – [Details regarding any FC activity during review period. If FC active, include main steps of FC process such as date of referral, first legal, judgment, service, etc. Determine and summarize current FC status and any delays. If FC inactive, summary of FC with start and end dates, reason for closure and any reason for delays in FC outside the expected time frames.]
BANKRUPTCY: No BK activity found.
PROPERTY: Property reported to be owner occupied. No property issues noted
500072991	5/1/2024	4/8/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PR	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Occasional contact is recorded with borrower making payment arrangements and addressing NSF payments. The most recent contact was on [Redacted] with account details being discussed. No loss mit activity noted.
REASON FOR DEFAULT: [Redacted] Excessive obligations.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500073933	5/1/2024	4/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years with little contact with occasional contact. Borrower requested addition of homeowners insurance to escrows [Redacted]. Last contact [Redacted] to change [Redacted] draft date.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500075525	5/1/2024	4/26/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account was performing prior to missed payment [Redacted]. Borrower declined to discuss delinquency and was unresponsive until agreement to a verbal repay plan [Redacted]. Plan was paid timely and account remains current since [Redacted] reinstatement with little contact. Last contact [Redacted] to confirm [Redacted] bank account.
REASON FOR DEFAULT: Excessive obligations
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500076458	5/1/2024	4/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. Borrower makes the regular payments every month and is current on the loan. No significant notes on the account. Last contact was on [Redacted], borrower wanted to make sure that the [Redacted] he sent was applied towards the principal and was advised that the funds posted on [Redacted].
REASON FOR DEFAULT: None, loan is current.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500076067	5/1/2024	4/8/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower scheduled payment [Redacted] and again [Redacted]. Borrower called to confirm payment [Redacted]; indicating fraud due to payment no being received.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected. No active hazard insurance claims noted
500075869	5/1/2024	4/5/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] Borrower is interested in applying for assistance, a repayment plan is discussed. [Redacted] Borrower declines the offered plan. [Redacted] Borrower reports they are struggling and want to apply for assistance. [Redacted] Loss mit is closed, reasons unspecified. [Redacted] A double payment is being discussed. [Redacted] Borrower once again requests assistance, a verbal repayment plan is accepted. Details of plan not noted. [Redacted] Borrower defaults on the plan. The most recent contact was on [Redacted] with insurance being discussed. It is unclear if borrower is still currently struggling.
REASON FOR DEFAULT: [Redacted] Pandemic and car accident.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500073917	5/1/2024	4/23/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan [Redacted]-days delinquent [Redacted]. Limited contact noted with borrower. [Redacted] HAMP incentive applied [Redacted]. Borrower inquired about HAMP incentive [Redacted]. Borrower discussed workout options/deferral [Redacted]. Borrower called [Redacted] due to possible NSF. Borrower requested payoff [Redacted]. [Redacted] HAMP incentive applied [Redacted]. Borrower inquired about payment increase [Redacted]. Borrower called [Redacted] to make payment. No further contact noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. No property damage noted. No pending hazard insurance claims noted
500072996	5/1/2024	4/12/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	PR	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing last [Redacted] years with no contact except for [Redacted] request for a password reset.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500076462	5/1/2024	4/25/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. No contact with any party.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports unknown occupancy.

500076221	5/1/2024	4/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] advised that she will make her payment online. Last date of contact was [Redacted]; [Redacted] advised that she will make her payment online. Servicer proactive in making call attempts.
REASON FOR DEFAULT: Unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Occupancy unknown. No property issues noted
500074927	5/1/2024	4/2/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan rolled [Redacted]-days delinquent [Redacted]. Limited contact noted with borrower. Borrower reviewed payment history/missing [Redacted]. payment [Redacted]. Borrower called to confirm payment [Redacted]. Borrower asked about ARM change [Redacted] and again [Redacted] which was last contact. No further contact noted.
REASON FOR DEFAULT: Hardship not provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. No property damage noted. No pending hazard insurance claims noted
500074331	5/1/2024	4/11/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins on [Redacted]. Pay history shows borrower was behind on the loan beginning [Redacted] but making the payment each month. A demand letter was sent on [Redacted] and [Redacted]. Loan brought was current in [Redacted]. Borrower unresponsive to dialer. Minimal contact is noted; borrower called on [Redacted] noting that she would send her payments by mail; declined [Redacted] option.
REASON FOR DEFAULT: Unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500073492	5/1/2024	4/4/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Limited contact noted with borrower. Borrower inquired about payment change [Redacted]. Borrower advised [Redacted] payment would be returned. NSF noted [Redacted]. Borrower inquired about account [Redacted]. [Redacted] HAMP incentive applied [Redacted]. Borrower inquired about payment not being received [Redacted]. Borrower called to confirm proof of payment [Redacted]. Borrower stated had minor surgery and in recovery. Payment history reviewed with borrower [Redacted]. Borrower indicated divorce [Redacted]. Borrower called [Redacted] to confirm payment. Borrower stated [Redacted]'s NSF causing delinquency. Borrower called [Redacted] to confirm payment received. Servicer reviewed schedule payment with borrower [Redacted]. Payment deferral completed [Redacted]. Borrower stated [Redacted] made payment online. Borrower confirmed payments up to date [Redacted]. Borrower called to confirm payment pending [Redacted]. Borrower called [Redacted] to confirm payment scheduled. Borrower requested online assistance [Redacted]. Borrower called [Redacted] to discuss account. No further contact noted.
REASON FOR DEFAULT: Borrower illness. Divorce.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected. No pending hazard insurance claims noted.

500076818	5/8/2024	4/11/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower stated [Redacted] no receiving billing statements. Borrower again stated [Redacted] bill not received. Borrower called [Redacted] to confirm payment. Skip trace efforts noted [Redacted]. Borrower called to confirm payment [Redacted]. No further contact noted with borrower.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property originated as primary residence. No property damage noted. No pending hazard insurance claim noted
500076354	5/1/2024	4/2/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is current. No recent significant activity or contact with borrower was found.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500077058	5/1/2024	4/1/2024	CURR	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Servicer had contact with the estate administrator's insurance agent in [Redacted]. Estate administrator (successor in interest-SII) is [Redacted]. An authorized third party asked about a payment increase in [Redacted]; increase was due to an escrow shortage after property taxes increased. No further contact with any party. Payments are made via ACH.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy, but borrower is deceased, DOD in [Redacted].
OTHER: Negative amortization loan.

500075903	5/1/2024	4/13/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower called to make payment [Redacted]. Borrower called to setup [Redacted] [Redacted]. Borrower called [Redacted] to verify insurance was paid. No further contact noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected. No pending hazard insurance claims noted
500075997	5/16/2024	4/29/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account was performing through [Redacted], delinquency due to dispute. Borrower claims she requested a due date change at end of [Redacted] that was not processed until [Redacted], servicer agreed to waive late charges. Ongoing delinquency in [Redacted] due to excessive obligations. Verbal repay plan accepted [Redacted] iao [Redacted] for [Redacted] months, plan failed [Redacted]. Borrower is in regular contact to dispute payments and fees and continued to claim that delinquency was due to [Redacted] payment change error. Servicer reversed and corrected effective dates [Redacted] to reflect account current last [Redacted] months. Last contact [Redacted], borrower advised she received a call regarding mod assistance but servicer did not initiate any outreach.
REASON FOR DEFAULT: Excessive obligations
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted
500074283	5/1/2024	4/8/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Last contact with borrower was on [Redacted], The borrower called in to ask why their payment changed and discussed the escrow. No further contact since that time. The borrower appears to be cooperative. The loan has remained current for the past [Redacted] months. No further indication of hardship or loss mitigation discussions in the contact history.
REASON FOR DEFAULT: RFD last noted in [Redacted] was due to impact from the [Redacted] pandemic.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine occupancy status
500075298	5/1/2024	4/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing last [Redacted] years with occasional contact for phone payment or website assistance. NSF payments are replaced in month due, no hardship or request for assistance is noted. Last contact [Redacted] to schedule a payment.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500076450	6/1/2024	4/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] confirmed payment had been mailed in [Redacted] and made a phone payment in [Redacted]. No further contact. Borrower made payments through the website in [Redacted].
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500075457	5/1/2024	4/12/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan boarded [Redacted] as a rolling [Redacted] day delinquency with a [Redacted] FB plan expiring, start date unknown. Borrower cured delinquency [Redacted] and has remained current with occasional contact for password reset or phone payment. Last contact [Redacted].
REASON FOR DEFAULT: [Redacted] income curtailment
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500075283	5/1/2024	4/13/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing last [Redacted] years with occasional account inquiries, no hardship noted. Last contact [Redacted] to confirm [Redacted] draft date.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500074408	5/1/2024	4/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. No contact until borrower requested payment assistance in [Redacted]. Servicer offered a modification, completed in [Redacted]. Borrower called about the insurance payment and an escrow shortage in [Redacted]. Borrower called about insurance again in [Redacted]. No further contact.
REASON FOR DEFAULT: Unknown
FORECLOSURE: Referred [Redacted]. Missing AOM required. Loss mit hold [Redacted]. FC dismissed [Redacted].
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy. Property was in [Redacted] disaster area in [Redacted]; no mention of damage or condition.

500073361	5/1/2024	4/5/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years with occasional contact for account inquiries. Last contact [Redacted] to inquire about [Redacted] change.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500073390	5/1/2024	4/8/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years with no contact except for [Redacted] EZ pay setup, no hardship is noted.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500076730	5/1/2024	4/4/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. No recent significant activity or contact with borrower was found.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: Notes show borrower was discharged from BK[Redacted] in [Redacted] and from BK[Redacted] on [Redacted].
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500075192	5/1/2024	4/9/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower scheduled [Redacted]. Borrower inquired about insurance policy payment [Redacted]. No further contact noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: Loan noted to be in BK at start of history; filing date unknown. BK[Redacted] discharged [Redacted].
PROPERTY:  Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected. No pending hazard insurance claims noted.

500077121	5/1/2024	4/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower requested payoff [Redacted]. Borrower hardship noted [Redacted] being just laid off; now working [Redacted]-days a week. Borrower called [Redacted] to confirm payment; and again [Redacted]. No further contact noted with borrower.
REASON FOR DEFAULT:  Borrower unemployment.  Curtailment of income.
FORECLOSURE: No FC activity noted.
BANKRUPTCY: No BK activity noted.
PROPERTY: Property occupancy at origination unknown. No property damage noted. No pending hazard insurance claim noted
500075559	4/26/2024	4/10/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower requested [Redacted] change [Redacted]. Borrower inquired about payment increase [Redacted]. No further contact noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected. No pending hazard insurance claims noted
500076538	5/1/2024	4/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower inquired about new insurance policy [Redacted]. Borrower called to discuss account [Redacted]. Last contact [Redacted] to make payment; unaware of payment charge.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property originated as primary residence. No property damage noted. No active hazard insurance claims noted
500075460	5/1/2024	4/5/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing last [Redacted] years with no borrower contact or hardship noted.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500075344	5/1/2024	4/8/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower asked servicer to make changes to a past modification in [Redacted]; servicer declined and offered borrower a refinance to adjust the interest rate. No contact during default in [Redacted]; borrower reinstated the following month. Borrower requested a payment history in [Redacted]. Borrower called about an escrow shortage in [Redacted] and had credit reporting questions in [Redacted]. No further contact.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500074566	5/1/2024	4/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years with occasional account inquiries or requests for website assistance. Last contact [Redacted] to schedule a payment.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: Borrower advised [Redacted] that he was previously in a BK and should not have accrued fees, no BK details are noted.
PROPERTY: Property is non-owner occupied.
TITLE ISSUES: Code violation received [Redacted] for portable electric heater, heating system off, electricity off. Servicer retained attorney for Summons hearing [Redacted], owner advised that tenant is the reason for no heat and he is working with utility company.  Hearing continued to [Redacted] and case was dismissed [Redacted].

500076828	5/3/2024	4/1/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Co-borrower requested [Redacted] setup in [Redacted]; servicer completed in [Redacted]. Co-borrower requested website access assistance in [Redacted].
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify property occupancy or current condition. Seller data reports owner occupancy.

500073214	5/1/2024	4/8/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Fairly regular contact is recorded with borrower making payment arrangements. [Redacted] Borrower wants to make a payment with a debit card. [Redacted] A death certificate is submitted. No further details provided regarding the death certificate. The most recent contact was on [Redacted] with an insurance cancellation letter being discussed.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500075642	5/1/2024	4/9/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing last [Redacted] years with little contact, no hardship is noted. Last contact [Redacted] to inquire about hazard premium payment.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500075497	5/1/2024	4/8/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower called to confirm payment [Redacted]. Borrower inquired [Redacted] if payment could be setup by credit card. Borrower called to confirm payment [Redacted] and [Redacted]. Payment confirmed by servicer [Redacted]. NSF payment noted [Redacted]. Borrower inquired about status of account [Redacted]. Borrower called [Redacted] to discuss escrow shortage. Borrower inquired about payment increase [Redacted] due to escrow shortage. No further contact noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected. No pending hazard insurance claims noted
500076208	5/1/2024	4/4/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is current. No recent significant activity or contact with borrower was found.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500074431	5/1/2024	4/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years with occasional contact for account inquiries. Last contact [Redacted] request for website assistance.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500075962	5/29/2024	4/29/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] Borrower calls in to discuss the account. [Redacted] Delinquent account is being discussed, a verbal repayment plan is accepted. Details of plan not noted. The most recent contact was on [Redacted] borrower does not understand why they were closed out from the payment plan as they had funds in their account. [Redacted] Notes show some funds being re-applied differently to the account .
REASON FOR DEFAULT: [Redacted] Borrower refuses to provide.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500074978	5/1/2024	4/4/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is current. No significant activity or contact with borrower noted.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found
500074128	6/1/2024	4/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years with occasional account inquiry. Last contact [Redacted] for phone payment.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500076686	5/1/2024	4/16/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Modification was completed; next payment due [Redacted]. Co-borrower requested assistance setting up [Redacted] payments through the website in [Redacted]. No further contact.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: Chapter [Redacted] filed [Redacted], dismissed [Redacted]. Chapter [Redacted] filed [Redacted], dismissed [Redacted]. Chapter [Redacted] filed [Redacted], dismissed [Redacted].
PROPERTY: Servicing notes confirm owner occupancy; no mention of current property condition.

500074071	5/1/2024	4/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Co-borrower discussed account in [Redacted]; specifics were not provided. Co-borrower asked about tax payments in [Redacted] and mentioned an insurance claim for roof damage. ARM Rate and Payment change notice sent by servicer on [Redacted]. Co-borrower mentioned a hardship in [Redacted] and applied for payment assistance; retention options were denied in [Redacted].
REASON FOR DEFAULT: No default. On fixed income, borrower not working
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy. Borrower mentioned a claim for roof damage in [Redacted]; DOL and reason for damages was not stated. No claim funds received.

500076262	5/1/2024	4/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. No borrower contact noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Property originated as primary residence.  No property damage noted. No active hazard insurance claims noted.

500076712	5/1/2024	4/23/2024	CURR	XXXX	XXXX	Yes	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower advised of hardship [Redacted] due to divorce; requested lower payments. Borrower stated [Redacted] affected by [Redacted].; reduction of income. FB extension offered [Redacted]. Servicer denied Mod workout [Redacted]. Servicer requested financials [Redacted]. [Redacted]-month payment deferral processed [Redacted]. Borrower again stated hardship [Redacted] taking care of children that have lost jobs. Borrower stated [Redacted] unsure if able to make payment. Servicer requested borrower financials [Redacted]. Servicer stated [Redacted] unable to reduce payment. Workout denied [Redacted]. Borrower stated [Redacted] working with state for reinstatement. HHF application noted [Redacted] which was approved [Redacted]; funds received [Redacted]. Borrower inquired about fees [Redacted]. Borrower requested workout assistance [Redacted]; borrower deceased, authorized third party added to account as SII. Last contact [Redacted] borrower inquired about Mod; struggling to make payments. No further contact noted with borrower.
REASON FOR DEFAULT:  Divorce. Curtailment of income.
FORECLOSURE: No FC activity noted.
BANKRUPTCY: No BK activity noted.
PROPERTY: Property originated as primary residence. No property damage noted. No pending hazard insurance claim noted
500073948	5/1/2024	4/11/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower confirmed account [Redacted]. Borrower stated [Redacted] account on autopay.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected. No active hazard insurance claims noted.

500075597	5/1/2024	4/27/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Fairly regular contact is recorded with borrower calling in to make payments and discuss the account. No other significant activity is noted. The most recent contact was on [Redacted] to schedule a payment.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500073155	5/1/2024	4/8/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. Borrower called on [Redacted] to schedule a payment, also noting that she did not have any hardship due to [Redacted]-[Redacted]. Borrower called in [Redacted] informing that he received a call from insurance for cancellation due to non-payment and faxed over proof of insurance; borrower also stated on [Redacted] that he has his own insurance. The payment changed in [Redacted] due to a recent escrow analysis and borrower called in on [Redacted] to go over escrow and modification agreement (terms not provided). Last contact was on [Redacted], borrower called to schedule a payment.
REASON FOR DEFAULT: None, loan is current.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500073384	5/1/2024	4/6/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Buyer called [Redacted] to discuss HAMP incentive. [Redacted] HAMP incentive applied [Redacted]. Borrower again inquired about HAMP incentive [Redacted]. HAMP incentive discussed [Redacted]. Borrower inquired on principal reduction [Redacted]. Borrower questioned maturity date [Redacted]. [Redacted] HAMP incentive applied [Redacted]. Borrower requested online assistance [Redacted]. Borrower inquired about refinance options [Redacted]. Borrower inquired about [Redacted] party authorization [Redacted]. Borrower advised of payment application towards escrow [Redacted]. Borrower requested new escrow analysis [Redacted]. Borrower inquired why payment did not decrease [Redacted] due to escrow shortage. No further contact noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. [Redacted] area noted [Redacted] and again [Redacted]. Borrower stated [Redacted] had some damage; but did not file claim. Details of damage not provided
500075159	5/1/2024	4/16/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan rolled [Redacted]-days delinquent [Redacted] post Mod. Limited contact noted with borrower. Borrower stated [Redacted] getting unemployment due to [Redacted]. Special FB offered from [Redacted] to [Redacted]. Borrower stated [Redacted] still unemployed. Borrower called [Redacted] to discuss expired FB. Borrower called [Redacted] about status of payments. Borrower called [Redacted] to check status of account. Mod workout processed [Redacted] advancing due date to [Redacted]. Borrower called [Redacted] to make payment. Borrower inquired about delinquency [Redacted] due to ACH. Borrower called [Redacted] to make payment on account. Borrower inquired about insurance policy [Redacted]. Borrower called [Redacted] to change [Redacted] date. Borrower stated [Redacted] not working and husband not available to help with income. Borrower renting basement to make payments. Borrower requested assistance [Redacted]. Retention denial noted [Redacted]. No further contact noted.
REASON FOR DEFAULT: Borrower unemployment.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Property occupancy at origination primary residence. No property damage noted. No pending hazard insurance claims noted.

500076175	5/28/2024	4/29/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Last contact with borrower was on [Redacted], The borrower called in to discuss the payments due. No contact since that time. The borrower appears to be cooperative. The loan has remained current for the past [Redacted] months. No further indication of hardship or loss mitigation discussions in the contact history.
REASON FOR DEFAULT: N/A.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine occupancy status. The notes from [Redacted] show the borrower called to report possible property damage and wanted to file an insurance claim. The borrower thought they were calling their insurance and disconnected the call. No further information or confirmation of damage or an insurance claim found in the contact history
500075893	5/1/2024	4/27/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. No contact with borrower until [Redacted]; called to make schedule a payment. Borrower tried to cancel [Redacted] payment in [Redacted] but was advised that it was too late to cancel. NSF notification was sent on [Redacted]; another payment received on [Redacted] to replace NSF. Escrow analysis statement was sent on [Redacted]. Borrower called on [Redacted] to inquire about payment increase, also requested payoff quote. NSF notification was sent on [Redacted]; borrower sent [Redacted] payments in [Redacted] to bring the loan current. Last contact was on [Redacted], borrower called to schedule a payment.
REASON FOR DEFAULT: Excessive obligations.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500073020	5/1/2024	4/3/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Minimal contact. [Redacted] Borrower requests a copy of their mod. [Redacted] Borrower reports their second lien is attempting to FC on the property and wants to know if there are any assistant options available. [Redacted] Borrower is still concerned with a second lien threatening FC, they are advised subject loan is in first lien position. No further contact regarding the second lien is found. The most recent contact was on [Redacted] with borrower calling in for assistance with online account. [Redacted] Notification sent to borrower [Redacted].
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500073809	4/21/2024	3/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Minimal contact with nothing significant noted. [Redacted] Escrow account is being discussed. [Redacted] Borrower has questions about a duplicate payment. [Redacted] Password reset. The most recent contact was on [Redacted] borrower calls in to review their payment history.
REASON FOR DEFAULT: N/A.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500073653	5/1/2024	4/27/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower was advised of a pending payment increase in [Redacted]. Borrower updated [Redacted] information in [Redacted] and requested a [Redacted] statement in [Redacted]. An NSF payment in [Redacted] was reinstated the following month. Borrower discussed ARM rate change and LPI in [Redacted]. Borrower removed [Redacted] payments from the account in [Redacted] but set up [Redacted] payments again in [Redacted]. Last contact was [Redacted] regarding an NSF payment earlier that month due to a banking error.
REASON FOR DEFAULT: Banking errors
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy. Property was in a [Redacted] area after [Redacted] in [Redacted], no mention of property damage
500073049	5/1/2024	4/18/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is current. No significant activity noted. The most recent contact was on [Redacted] with borrower calling in to request a copy of their statement. .
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500074028	5/15/2024	4/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. Borrower called on [Redacted] stating that he needed FB for the [Redacted] payment because they needed to do some car repairs. Borrower was offered a [Redacted] month repayment plan for [Redacted] months starting [Redacted] but declined the plan and workout application withdrawn. Another workout plan was initiated on [Redacted], and it appears FB plan started on [Redacted], ending on [Redacted], iao [Redacted] Last contact was on [Redacted], borrower called to discuss issues he was having with ach, noting that he had a FB plan with payments scheduled for the [Redacted] of the month and was advised that the system can only process payments up to the [Redacted] day of the month. It appears that the manager cancelled the [Redacted] loss mit plan and new regular [Redacted] payments were set up starting [Redacted].
REASON FOR DEFAULT: Car repairs.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500076224	5/1/2024	4/2/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. [Redacted] party called to inquire about loan [Redacted]. Borrower stated [Redacted] [Redacted] forgot to make payment. [Redacted] party confirmed payment [Redacted]; stated aware of escrow balance. [Redacted] party confirmed payment [Redacted]. [Redacted] party confirmed payment [Redacted]. [Redacted] party inquired about principal balance [Redacted]. [Redacted] party called to review account [Redacted]. Last contact [Redacted] party advised of payment change.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected. No active hazard insurance claims noted
500076568	5/1/2024	4/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years with no contact except for [Redacted] request to change [Redacted] amount.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500076052	5/1/2024	4/10/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	HI	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing last [Redacted] years with occasional contact for phone payment, no hardship is noted. Last contact [Redacted].
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500076236	5/1/2024	4/10/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Last contact with borrower was on [Redacted], The borrower called in to make a payment by phone and went over the mobile app. The borrower appears to be cooperative. A deferral was denied in [Redacted] and the borrower was offered a verbal repayment plan in [Redacted]. Details of the verbal plan were not noted. The loan has remained current for the past [Redacted] months. No further indication of hardship or loss mitigation discussions in the contact history.
REASON FOR DEFAULT: RFD last noted in [Redacted] was due to a family emergency.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine occupancy status
500076959	5/29/2024	4/19/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted].[Redacted] Borrower has a question about how funds were applied. [Redacted] Borrower is making payment arrangements. The most recent contact was on [Redacted] with an application of a payment being discussed.
REASON FOR DEFAULT: [Redacted] Borrower oversight.
FORECLOSURE: No FC activity found.
BANKRUPTCY: Borrower filed for BK[Redacted] on [Redacted] and was discharged on [Redacted].
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500076091	5/1/2024	4/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. No contact until [Redacted], co-borrower called to schedule a payment then called back on [Redacted] requesting to have the payment deleted noting hardship as reason. NSF notification was sent on [Redacted]. Co-borrower called on [Redacted] to discuss requesting details on modification - details not provided in contact history. Last contact was on [Redacted], co-borrower called to schedule a payment. It appears that the borrowers have been current on the loan with only minor delinquency.
REASON FOR DEFAULT: Notes on [Redacted] indicates the borrowers experienced hardship but provided no details.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500075570	5/1/2024	4/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. No contact until [Redacted], borrower called to make changes to [Redacted], noting he has a new job and waiting for pay dates to start. Last contact was on [Redacted], borrower called to change pending payment amount and date.
REASON FOR DEFAULT: None, loan is current.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500073545	5/1/2024	4/12/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. The only contact recorded on [Redacted] with borrower calling in to discuss the account. No other activity noted.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500074777	5/1/2024	4/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower reinstated [Redacted] payments [Redacted], no hardship provided. Account remains current last [Redacted] years with little contact. Last contact [Redacted] phone payment.
REASON FOR DEFAULT: Not provided
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500074395	5/1/2024	4/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. No significant activity noted. The most recent contact was on [Redacted] to setup a payment.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500073585	5/1/2024	4/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Servicer notes [Redacted] HAMP incentive applied [Redacted]. Borrower called to discuss account [Redacted].
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected. No active hazard insurance claims noted
500075365	5/1/2024	4/16/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] Borrower calls in to discuss a statement and withdraw from their FB plan since the loan is contractually current. Details mod repayment plan not noted. [Redacted] Escrow account is being discussed. The most recent contact was on [Redacted] borrower calls in to discuss mod terms and the fees on the account from the prior servicer. No loss mit activity noted.
REASON FOR DEFAULT: [Redacted] Excessive obligations.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500073955	6/1/2024	4/26/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower called [Redacted] to discuss payoff. Borrower called [Redacted] to setup [Redacted] payments. Borrower inquired about escrow [Redacted]. Borrower requested account information [Redacted]. Borrower inquired about balloon payment [Redacted]. Borrower requested payment history [Redacted]. Borrower inquired about lender-place insurance [Redacted]. Borrower asked about home equity loan [Redacted]. No further contact noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected. Borrower stated [Redacted] rebuilding house; details not provided.  No pending hazard insurance claims noted.

500073436	5/1/2024	4/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years with occasional account inquiries. Last contact [Redacted] to ask about a letter received from a third party solicitor.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500076461	5/1/2024	4/3/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. The only contact recorded was on [Redacted] with borrower calling in to make payment arrangements.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500074446	5/1/2024	4/1/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	DE	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Limited contact due to active bankruptcy. Borrower verified an escrow advance in [Redacted]. Borrower reviewed insurance information on file in [Redacted] and in [Redacted]. Borrower verified servicer receipt of tax payment in [Redacted]. No further contact.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: Filing date unknown. TOC completed in [Redacted]. Objection to final cure filed [Redacted]. Case discharged [Redacted].
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500077138	5/6/2024	4/1/2024	CURR	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. [Redacted] party was advised [Redacted] to send executor or estate information; called to schedule payment. [Redacted] party scheduled payment [Redacted]. [Redacted] party requested assumption [Redacted]. Borrower hardship noted [Redacted] been in hospital. No further contact noted with borrower.
REASON FOR DEFAULT:  Borrower death. Borrower illness.
FORECLOSURE: No FC activity noted.
BANKRUPTCY: No BK activity noted.
PROPERTY: Property occupancy at origination unknown. [Redacted] area noted [Redacted]; no indication property was affected. No pending hazard insurance claim noted
500077237	5/1/2024	4/4/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Coborrower made a phone payment in [Redacted]; subsequent payments were made through the IVR. Coborrower verified payment receipt in [Redacted]. Servicer sent a letter in [Redacted] notifying borrower the LIBOR index would not be used, effective [Redacted]; servicer was moving to the SOFR index. Borrower asked about insurance check endorsement in [Redacted] and gave a promise to pay in [Redacted]. No further contact.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy. Borrower asked where to mail an endorsed insurance claim check in [Redacted]; DOL and reason for damages was not provided. Pay history doesn't reflect claim funds received.

500075882	5/1/2024	4/29/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired about FB [Redacted]; stated had cancer in [Redacted]; requesting assistance. Servicer denied workout [Redacted]. Borrower requested [Redacted] party authorization [Redacted]. Borrower stated [Redacted] unable to afford repayment plan. Servicer discussed [Redacted]-month FB [Redacted] with payments of [Redacted] starting [Redacted]. [Redacted]-month payment deferral completed [Redacted]. No recent contact noted with borrower.
REASON FOR DEFAULT: Borrower illness.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected. No pending hazard insurance claims noted
500075466	5/29/2024	4/17/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower advised of duplicate statement [Redacted]. Borrower inquired about escrow [Redacted]. Borrower called to confirm payment due date [Redacted].
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Property occupancy at origination primary residence. No property damage noted. No active hazard insurance claims noted.

500075499	6/30/2024	4/3/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. Borrower called on [Redacted], borrower scheduled a payment. Borrower has missed a few payments on the loan but was able to bring the loan current. Hardship is due to curtailment of income and illness; borrower stated on [Redacted] that he was in the hospital and would send in a check for payment. Borrower has been offered workout but declined. Last contact was on [Redacted], authorized [Redacted] party, [Redacted] ([Redacted]) called requesting payment history.
REASON FOR DEFAULT: Curtailment of income, borrower illness.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500075025	5/27/2024	4/25/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Limited contact noted with borrower. Borrower called [Redacted] to make payment. Borrower called [Redacted] to schedule payment. Borrower called to make payment [Redacted]. Borrower stated [Redacted] would send proof of payment. Borrower stated [Redacted] account is not behind. Borrower again disputed payment [Redacted]. Borrower requested verbal repayment plan [Redacted]. Wants payment split over [Redacted] months. Will call back for an informal plan. Borrower confirmed payment [Redacted]. Borrower requested online access [Redacted]. No further contact noted.
REASON FOR DEFAULT: N/A.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. No property damage noted. No pending hazard insurance claims noted
500073633	5/1/2024	4/1/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins Jam [Redacted]. Loan boarded [Redacted] with a trial plan completed, hardship is not noted. Account is performing since mod was finalized effective [Redacted] with occasional account inquiry. Last contact [Redacted] to discuss [Redacted] change.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500076493	5/1/2024	4/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. Borrower called on [Redacted] to inquire about options on borrowing against the property to do home repairs. Escrow analysis statement was sent on [Redacted] and borrower called on [Redacted] wanting to know why payment increased. NSF notification was emailed to borrower on [Redacted]. Escrow analysis statement was sent on [Redacted]. Last contact was on [Redacted], borrower called go over escrow.
REASON FOR DEFAULT: None, loan is current.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The borrower called on [Redacted] to inquire about options on borrowing against the property to do home repairs. No details regarding damage or repairs provided. Current occupancy is unknown.

500074054	5/1/2024	4/19/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years with occasional contact for account inquiries. Last contact [Redacted] for phone payment.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500075916	4/25/2024	4/5/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] Escrow account is being discussed. [Redacted] Borrower authorizes a third party on the account to talk about taxes. [Redacted] Borrower wishes to [Redacted] payment using a credit card. The most recent contact was on [Redacted] borrower calls in to request payment deferral, no RFD given. No loss mit activity noted.
REASON FOR DEFAULT: N/A.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500076996	5/1/2024	4/12/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Servicer notes review for Mod [Redacted]. Workout denied [Redacted]; borrower failed to provide complete financials. Borrower inquired about status of Mod [Redacted]. Servicer notes review [Redacted] for possible deferral; workout again closed [Redacted]. Servicer requested financials for Mod [Redacted]; workout closed [Redacted]. Servicer notes special FB approved [Redacted] from [Redacted] to [Redacted]. FB extension approved [Redacted] for [Redacted]-months through [Redacted]. Borrower inquired about payment deferral [Redacted]. [Redacted]-month payment deferral processed [Redacted]. Borrower inquired about fees [Redacted]. Borrower requested [Redacted] form [Redacted]. Borrower requested proof of insurance [Redacted]. Last contact [Redacted] borrower inquired about insurance/LPI. No further contact noted with borrower.
REASON FOR DEFAULT:  Curtailment of income (disability).
FORECLOSURE: Loan noted to be in FC [Redacted].  FC action closed/billed after payment deferral processed [Redacted].
BANKRUPTCY: BK [Redacted] discharged [Redacted].
PROPERTY: Property originated as primary residence. Loss draft claim noted [Redacted] for [Redacted] from [Redacted] damage; date of loss [Redacted]. Details of claim not provided. Funds endorsed/released to borrower
500075330	4/21/2024	4/5/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Several notes are recorded in [Redacted] about an escrow refund check. [Redacted] LPI insurance is being discussed. [Redacted] Borrower is making payment arrangements, refuses to provide RFD. The most recent contact was on [Redacted] with a change of insurance being discussed.
REASON FOR DEFAULT: [Redacted] Extended problems.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500075205	5/1/2024	4/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Very minimal contact. Numerous unsuccessful attempts at contact are recorded. [Redacted] Borrower defaulted on a repayment plan (no details provided). The most recent contact was on [Redacted], co-borrower calls in and reports the borrowers are now divorce, neither party was awarded sole ownership of the property, that her [Redacted] has rented out the home without her permission, and she wants to sell the home.
REASON FOR DEFAULT: [Redacted] Divorce.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Per notes on [Redacted] property is tenant occupied. No references to property damages or insurance claims found.

500077009	6/1/2024	4/26/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] Notes indicate school taxes were not paid by the previous servicer. [Redacted] Notes reference a final response to a complaint being tracked (no further details provided). [Redacted] An online payoff quote is recorded. No recent contact with the borrower noted.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500077159	5/1/2024	4/26/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. NSF noted [Redacted]. Borrower requested [Redacted] to remove [Redacted] from loan due to divorce. Borrower called [Redacted] to request mortgage assumption. Borrower again requested name change on loan [Redacted]. Borrower stated [Redacted] assumption packet had been sent; had questions. Borrower inquired [Redacted] if quit claim deed required for assumption. No recent contact noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property originated as primary residence. No property damage noted. No active hazard insurance claims noted
500073988	5/1/2024	4/8/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years with no borrower contact.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500073385	5/1/2024	4/1/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower inquired about increase in principal balance [Redacted]. Escrow increase discussed with borrower [Redacted]. Borrower requested online assistance [Redacted]. NSF noted [Redacted]. Payment made by borrower [Redacted]. Borrower inquired about payment amount [Redacted]. Borrower requested help with [Redacted].
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Property occupancy at origination primary residence. No property damage noted. No active hazard insurance claims noted.

500075255	5/1/2024	4/10/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower contact in [Redacted] to discuss payments. Borrower submitted assistance package in [Redacted]. Borrower approved for repayment plan in [Redacted]. Payment amount and length not noted. Borrower denied mod in [Redacted], and reinstated their loan in [Redacted]. Last contact on [Redacted] when borrower called to discuss hazard claim.
REASON FOR DEFAULT: Loss of income. Illness [Redacted].
FORECLOSURE: Referred to FC attorney [Redacted]. [Redacted] FC placed on hold to allow for loss mitigation efforts. [Redacted] FC closed.
BANKRUPTCY: No BK activity found.
PROPERTY: Occupancy unknown. Borrower called in [Redacted] to be transferred to loss draft, called [Redacted] and discussed insurance funds needed to complete repairs. No details of damage, amount, DOL, if repairs were completed or if claim was monitored/unmonitored
500074090	5/1/2024	4/6/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. The only contact recorded was on [Redacted] with borrower requesting a copy of their mod.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500073989	5/1/2024	4/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years with no contact except for [Redacted] request for website assistance.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500075467	6/1/2024	4/23/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. The only recent contact noted was on [Redacted] with borrower calling in to discuss the escrow account.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500074288	6/1/2024	4/16/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing last [Redacted] years with occasional contact to wire payments. Borrower advised [Redacted] that he lives in Jamaica, notes do not indicate if there are tenants in the property. Last contact [Redacted] to request copy of title policy and escrow analysis.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Current occupancy is unknown. No property issues noted.

500075534	5/1/2024	4/12/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan [Redacted]-days delinquent [Redacted]. Limited contact noted with borrower. Borrower stated [Redacted] unable to keep repayment plan; would send appeal letter. Details of plan not provided. Borrower stated [Redacted] had paid in full from FB. Borrower called [Redacted] to make payment. Borrower requested online assistance [Redacted]. Borrower requested password be reset [Redacted]. Borrower made payment [Redacted]. Borrower requested online assistance [Redacted]. Borrower requested online access to make payment [Redacted]. Borrower requested password reset [Redacted]. No further contact noted.
REASON FOR DEFAULT: Hardship unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. No property damage noted. No pending hazard insurance claims noted
500077224	5/1/2024	4/19/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated [Redacted] payment unaffordable; advised to speak with BK attorney for workout options. Borrower inquired [Redacted] if able to remove insurance from escrow. NSF noted [Redacted]. Borrower stated [Redacted] separated from [Redacted]. Borrower called [Redacted] with BK questions. Borrower stated [Redacted] would find own insurance. Borrower again advised [Redacted] payment too high. Borrower advised [Redacted] would send proof of insurance. Borrower called [Redacted] to pay late fees. Borrower hardship noted [Redacted] due to borrower illness. Borrower inquired about payment increase [Redacted]. Last contact [Redacted] to make payment.
REASON FOR DEFAULT:  Divorce. Borrower illness.
FORECLOSURE: No FC activity found.
BANKRUPTCY: BK[Redacted] discharged [Redacted]; filing date not provided.
PROPERTY: Property originated as primary residence. No property damage noted. No pending hazard insurance claim noted
500076433	6/1/2024	4/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Regular contact is recorded with the borrower making payment arrangements and discussing the account. [Redacted] Borrower calls in and reports they are unable to make payment due to an unspecified hardship. [Redacted] Borrower is upset that a payment was processed that they did not authorize. [Redacted] A verbal repayment plan is set up. [Redacted] payments of [Redacted] set up starting on [Redacted]. Pay history shows the account was brought current in [Redacted]. [Redacted] Plan is completed. [Redacted] Borrower did not realize auto payments were not setup. The most recent contact was on [Redacted] to set up a payment.
REASON FOR DEFAULT: [Redacted] Hardship. [Redacted] Temporarily disabled. [Redacted] Auto pay not set up.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500075555	5/1/2024	4/1/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing last [Redacted] years with occasional contact for website assistance, no hardship is noted. Last contact [Redacted].
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500073158	5/1/2024	4/4/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years with no contact except for [Redacted] escrow inquiry.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500074268	5/1/2024	4/16/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. No borrower contact noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected. No pending hazard insurance claims noted
500073494	5/1/2024	4/16/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is current. No significant activity or contact with borrower was recorded.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500074597	5/28/2024	4/29/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower asked about how to change the due date in [Redacted]. Borrower made phone payments over the next three months; she mentioned a hardship in [Redacted] but declined payment assistance. Hardship was ongoing, but borrower declined a verbal repay plan in [Redacted]. Borrower began scheduling three months of payments, in [Redacted] and again in [Redacted]. Payment pattern has continued. Borrower's [Redacted] passed away in [Redacted] and he had helped with bills; borrower wanted to consider assistance options. Borrower had contact with servicer most months in [Redacted]. She requested a due date change in [Redacted] after confirming SSI comes the third week of every month. Borrower opted into a [Redacted]-month verbal repay plan in [Redacted], then cancelled the plan after the monthly draft amount increased. Servicer adjusted the due date in [Redacted] and helped borrower set up new [Redacted] payments. Last contact was [Redacted] regarding a payment increase due to an escrow shortage.
REASON FOR DEFAULT: Borrower illness, car accident, [Redacted] bills,[Redacted] passed away, borrower on fixed income
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.
OTHER: Borrower requested servicer change the due date on [Redacted]; servicing notes show interest payment scheduled but not applied to the account until [Redacted].  Due date changed to the [Redacted] of each month instead of the [Redacted].

500072925	5/1/2024	4/2/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing last [Redacted] years with no contact except for [Redacted] request for password reset.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500076277	5/1/2024	4/6/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. The only recent contact recorded was on [Redacted], borrower calls in to request a payoff quote.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500077152	5/1/2024	4/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Streamline modification completed, effective [Redacted]; [Redacted]s started at [Redacted].[Redacted]% for [Redacted] years, then incremented by [Redacted]% per year until [Redacted].[Redacted]% was reached. In [Redacted], borrower received a letter in error stating loan was paid in full; servicer confirmed the balance owing.
REASON FOR DEFAULT: None
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied per seller data; servicing notes don't confirm occupancy or current property condition.

500076128	5/1/2024	4/12/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing last [Redacted] years with no contact except for a refinance inquiry [Redacted].
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500074468	5/1/2024	4/5/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower called [Redacted]; details of conversation not provided. No further contact noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. No property damage noted. No active hazard insurance claims noted
500073845	4/20/2024	4/3/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Last contact with borrower was on [Redacted], The borrower called in regarding their statement. No further details about the contact were noted. The borrower appears to be cooperative. The loan has remained current for the past [Redacted] months. No further indication of hardship or loss mitigation discussions in the contact history.
REASON FOR DEFAULT: N/A.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine occupancy status
500076958	5/1/2024	4/14/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower changed insurance carriers in [Redacted] and asked servicer to complete an escrow analysis. No further contact. An NSF payment in [Redacted] was reinstated later that month. Borrower pays through online ACH.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: Chapter [Redacted] filed [Redacted], discharged [Redacted], case closed [Redacted].
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500076722	5/1/2024	4/11/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. No borrower contact noted over the past [Redacted]-months.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: Multiple BK filings; most recent BK[Redacted] discharged [Redacted].
PROPERTY: Property originated as primary residence. No property damage noted. No pending hazard insurance claim noted
500077053	6/1/2024	4/22/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired [Redacted] about request for appraisal. Borrower stated [Redacted] payment was returned. Payment stated [Redacted] unable to afford payment increase; only source of income and [Redacted] passed away. No further contact noted with borrower.
REASON FOR DEFAULT:  Curtailment of income.  Family death.
FORECLOSURE: No FC activity found.
BANKRUPTCY: Prior BK[Redacted] discharge [Redacted].
PROPERTY: Property originated as primary residence. No property damage noted. No pending hazard insurance claim noted
500073640	5/1/2024	4/16/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower stated [Redacted] impacted by [Redacted]; no further details provided. Borrower inquired about refinance [Redacted]. Borrower inquired about balloon payment [Redacted]. NSF payment noted [Redacted]. No further contact noted.
REASON FOR DEFAULT: N/A.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. No property damage noted. No pending hazard insurance claims noted
500076212	5/1/2024	4/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing last [Redacted] years with no borrower contact.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.
TITLE ISSUES:  Unspecified title issue is noted cleared through Motion for Judgment filed [Redacted], Notice of Settlement filed [Redacted] and Judgment entered [Redacted]. Order resolving uploaded on [Redacted].

500077211	6/1/2024	4/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Modification completed; first payment due [Redacted]. Borrower has remained current the past three years. Co-borrower asked about lowering the interest rate in [Redacted] due to a [Redacted]-related hardship; servicer suggested a forbearance plan or refinancing. Co-borrower reported [Redacted] damage in [Redacted]. Most subsequent contact has been during phone payments made by co-borrower. Last contact [Redacted]; co-borrower verified principal balance and zero fees outstanding.
REASON FOR DEFAULT: Borrower not working full time due to [Redacted], storm damage
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes confirm owner occupancy. Insurance funds of [Redacted] received [Redacted] for DOL [Redacted] due to [Redacted] from [Redacted] Ida. Borrower notes mold and water damage to basement. Funds were endorsed and released in [Redacted]. No mention of current property condition.
OTHER: Servicer transfer some time in [Redacted]. Payment history prior to transfer date reflects paid through date; history after transfer date reflects next due date.

500076489	6/1/2024	4/29/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. Borrower called on [Redacted] for general inquiry. Payment was incorrectly applied in [Redacted] causing a reversal transaction. Minimal contact is noted. Last contact was on [Redacted], borrower called to schedule a payment.
REASON FOR DEFAULT: None, loan is current.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500077047	5/1/2024	4/9/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. Borrower called on [Redacted] to set up payment. Borrower inquired about delinquent taxes in [Redacted] and was advised that taxes were paid on [Redacted] but incorrectly refunded [Redacted] without reason; tax payment was disbursed from escrow good through [Redacted]. Last contact was on [Redacted], borrower scheduled a payment.
REASON FOR DEFAULT: None, loan is current.
FORECLOSURE: No FC activity found.
BANKRUPTCY: BK[Redacted] filed [Redacted] dismissed [Redacted], terminated [Redacted]. Prior BK[Redacted] filing dismissed [Redacted].
PROPERTY: No property issues found. Current occupancy is unknown
500076210	6/1/2024	4/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. No borrower contact noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination unknown. No property damage noted. No active hazard insurance claims noted
500076758	5/1/2024	4/10/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Co-borrower changed banking information in [Redacted] after an NSF payment. [Redacted] payment was already returned NSF. Borrower reinstated in [Redacted]. Co-borrower verified payment sent through bill pay had been received in [Redacted]. Borrower received a notice of foreclosure in [Redacted]; servicer confirmed loan was current. No further contact.
REASON FOR DEFAULT: Banking error
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes verify non-owner/tenant occupancy; no mention of property condition
500074114	5/1/2024	4/13/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower had general account questions in [Redacted]. No other contact. Borrower pays via the website. Loan has remained current for the past three years.
REASON FOR DEFAULT: No default.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy. Property was in a [Redacted] area from [Redacted] in [Redacted], no mention of property damage.

500077219	5/1/2024	4/4/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Modification completed; first payment due [Redacted].Borrower had a [Redacted]-related hardship in [Redacted] and made sporadic payments. Servicer offered a modification, but borrower felt the payments weren't affordable. Borrower was impacted by a [Redacted] in [Redacted] and servicer deferred two payments the following month. Borrower applied for modification assistance in [Redacted] but borrower reinstated in [Redacted] after verifying servicer had not opened a modification review. Servicer completed a rush review and approved a trial mod plan in [Redacted], but co-borrower declined as she didn't like the balloon payment and felt the trial payment amount was not affordable. Borrower missed the [Redacted] payment but reinstated the following month and has since remained current. Borrower requested a breakdown of an escrow shortage in [Redacted] and again in [Redacted]. Most recent contact was a phone payment in [Redacted]. Coborrower asked servicer to waive late fees as she has a new hardship as is struggling to make the payments.
REASON FOR DEFAULT: [Redacted]-Coborrower unemployment due to [Redacted]. [Redacted]-Coborrower has stage [Redacted] cancer, [Redacted] years of [Redacted] issues.
FORECLOSURE: No FC activity found.
BANKRUPTCY: Chapter [Redacted] filed [Redacted], dismissed [Redacted].
PROPERTY: Servicing notes verify owner occupancy. Borrower reported [Redacted] damage from storms in [Redacted] and requested [Redacted] information. Borrower mentioned mold and floor damage, no further comments on property condition.
OTHER: Servicer transfer some time in [Redacted]. Payment history prior to transfer date reflects paid through date; history after transfer date reflects next due date.

500075628	5/1/2024	4/25/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Last contact with borrower was on [Redacted], The borrower called in to discuss the account and asked about the interest rate. The borrower appears to be cooperative. The borrower was offered a verbal repayment plan in [Redacted], the terms of which were not noted. The loan has remained current for the past [Redacted] months. No further indication of hardship or loss mitigation discussions in the contact history.
REASON FOR DEFAULT: RFD last noted in [Redacted] was due to [Redacted] issues and death in their family.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine occupancy status
500075885	5/1/2024	4/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. No borrower contact noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property originated as primary residence. [Redacted] area noted [Redacted]; no indication property was affected. No property damage noted. No active hazard insurance claims noted
500074641	5/1/2024	4/2/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Coborrower contact in [Redacted]; no mention of topics discussed. HAMP incentive applied in [Redacted]. Borrower paid via the website until [Redacted] payments were set up in [Redacted].
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500072990	5/1/2024	4/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	PR	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower stated [Redacted] sending in paystub. Servicer notes [Redacted] review for HAMP Mod workout. Borrower advised of missing financials [Redacted].Borrower called [Redacted] to discuss account. Borrower stated [Redacted] docs had been sent. Borrower called [Redacted] to confirm ACH. Workout denied [Redacted]. Borrower requested password reset [Redacted]. Borrower inquired about step-rate change [Redacted]. Borrower requested online assistance [Redacted]. Borrower stated [Redacted] not impacted by [Redacted]. Borrower stated [Redacted] funds will be returned. Borrower changed [Redacted] [Redacted]. Online assistance offered [Redacted]. Borrower requested [Redacted] form [Redacted]. No further contact noted.
REASON FOR DEFAULT: Hardship unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected. No pending hazard insurance claims noted
500076257	5/1/2024	4/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Last contact with borrower was on [Redacted], the borrower called in due to unable to make payment online. Was advised of account updating and discussed monthly statements. No further contact with the borrower since that time despite attempts made. The borrower sent a full reinstatement in [Redacted] and the loan has remained current since that time. No further indication of hardship or loss mitigation discussions in the contact history.
REASON FOR DEFAULT: RFD last noted in [Redacted] was due to extended problems.
FORECLOSURE: The loan was in active foreclosure until a full reinstatement was paid in [Redacted] and the FC was dismissed at that time.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine occupancy status
500077190	6/1/2024	4/26/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower; majority of contact to schedule/confirm payment [Redacted]. Borrower inquired about biweekly payments [Redacted]. Borrower inquired about payment increase [Redacted]. Borrower inquired about [Redacted] [Redacted]. Borrower inquired about [Redacted] being setup [Redacted]. Borrower requested [Redacted] form [Redacted]. Borrower requested [Redacted] form be mailed [Redacted]. Borrower requested online access [Redacted]. Borrower requested [Redacted] form [Redacted]. No recent contact noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property originated as primary residence. No property damage noted. No active hazard insurance claims noted
500073656	5/1/2024	4/6/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower called [Redacted] to setup ACH. No further contact noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. Borrower inquired about insurance claim [Redacted]; no further details provided. No pending hazard insurance claims noted
500076588	5/1/2024	4/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. The only contact noted was [Redacted] with the borrower calling in to confirm taxes have been paid. No other contact with the borrower or significant activity was found.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500076192	5/1/2024	4/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. No borrower contact noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected. No active hazard insurance claims noted.

500073080	6/1/2024	4/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Occasional contact is recorded with the borrower making payment arrangements and discussing the account. No significant activity is noted. The most recent contact was on [Redacted] with borrower states they are aware of payment change.
REASON FOR DEFAULT: [Redacted] Curtailment of income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500077034	5/1/2024	4/1/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted], newly boarded loan. Borrower called on [Redacted] with concerns regarding increase in monthly payment and was advised of escrow shortage, increasing the payment by [Redacted] Borrower must have completed a [Redacted] FB with the prior servicer as she was informed of [Redacted] FB extension but stated that they would continue to make the regular payment (no details regarding FB). Delinquent taxes for meter water appears to have been disbursed from escrow in [Redacted] however, payment appears to have been rejected on [Redacted] and refunded, noting aged funds in account no longer needed. Borrower continues to express concerns regarding increase in monthly payments, usually around the time escrow analysis is completed. Escrow shortage spread over [Redacted] months was discussed on [Redacted], borrower was also advised to contact the SPOC for further assistance. Borrower stated in [Redacted] cannot afford the payment and that their renter has not been consistent with paying rent; mod was discussed but not interested. Borrower fell behind on the loan in [Redacted] but was able to bring the loan current in [Redacted] by making [Redacted] payments. Borrower also missed a payment in [Redacted] but was able to bring the loan current the following month and has remained current since then. Last contact was on [Redacted], borrower scheduled a payment.
REASON FOR DEFAULT: Increase in monthly payments due to escrow shortage, reduction in income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Property verified as owner occupied on [Redacted]
500073435	6/1/2024	4/29/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. No contact with borrower, referred to FC in [Redacted]. Coborrower requested a reinstatement quote in [Redacted]. Borrower declined to talk with servicer in [Redacted] and referred servicer to his lawyer; borrower submitted an assistance application that month. Servicer approved a trial mod plan in [Redacted]; borrower accepted. Borrower's attorney verified payment receipt each month borrower was on the trial plan. Modification was completed in [Redacted] and borrower set up [Redacted] payments in [Redacted]; borrower also said he was getting ready for retirement. No further contact.
REASON FOR DEFAULT: Unknown
FORECLOSURE: Referred [Redacted]. AOM hold [Redacted] - [Redacted]. Hold reopened [Redacted], AOM sent for recording [Redacted]. [Redacted] requirements applied, CFPB hold paced [Redacted] - [Redacted]. Complaint filed [Redacted]. Mediation hearing set on [Redacted] for [Redacted], but a loss mit hold started [Redacted]. Action dismissed [Redacted] after modification was completed.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500075462	5/1/2024	4/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan rolled [Redacted]-days delinquent [Redacted] times in the past [Redacted]-months. No borrower contact noted. NSF noted [Redacted]. NSF noted [Redacted]. NSF noted [Redacted]. NSF noted [Redacted]. NSF noted [Redacted]. NSF noted [Redacted]. NSF noted [Redacted]. NSF noted [Redacted]. Borrower intentions unknown. No borrower contact in review period.
REASON FOR DEFAULT: Hardship unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected. No pending hazard insurance claims noted
500077173	5/1/2024	4/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins prior to review period. HAMP tier [Redacted] fixed rate modification completed prior to review period.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes verify owner occupancy. Last mention of condition [Redacted]; average with no exterior repairs noted.

500076292	5/1/2024	4/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower called to advise of payment [Redacted]. Borrower called [Redacted] to review escrow payment. Death of co-borrower noted [Redacted]. Borrower called [Redacted] to discuss due date and grace period. Borrower called [Redacted] to make payment; and again [Redacted]. Borrower called [Redacted] to discuss [Redacted] change. No further contact noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. No property damage noted. No pending hazard insurance claims noted
500073616	6/1/2024	4/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower made a phone payment every other month between [Redacted] and [Redacted]. No contact until phone payments in [Redacted] and [Redacted]. Borrower verified payment receipt in [Redacted]; payment was sent via [Redacted]. Borrower confirmed insurance premium was paid in [Redacted] and verified payment receipt in [Redacted].
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500074174	6/1/2024	4/22/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower refused to discuss account throughout chronic delinquency in [Redacted], no hardship provide or assistance requested. Account remains current since reinstatement [Redacted]. Last contact [Redacted] to request [Redacted] information.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500076268	5/1/2024	4/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is current. No recent significant activity or contact with the borrower was found.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500074997	5/1/2024	4/10/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is current. No recent significant activity or contact with the borrower was found.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500076553	5/1/2024	4/10/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower verified the insurance carrier and proof of coverage in [Redacted]. Borrower authorized his [Redacted] on the account in [Redacted]. No contact again until [Redacted]; borrower asked how to save money on interest with lump sum payments. No further contact. Borrower pays through the website.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500076596	6/1/2024	4/10/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower requested a [Redacted] statement for [Redacted] in [Redacted]. Borrower asked about the fee balance in [Redacted] and gave a promise to pay in [Redacted]. Borrower mentioned a chapter [Redacted] bankruptcy filing in [Redacted]; servicer did not have enough information to locate the filing. No further contact. Borrower pays through the website.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: Borrower called on [Redacted] asking for BK [Redacted]. Servicer notes on [Redacted] state there was not enough information provided to locate BK. No other details noted.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500076427	5/1/2024	4/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years with no borrower contact.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500075449	5/1/2024	4/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower gave a promise to pay in [Redacted] and [Redacted], borrower schedules payments for the end of each month through her bank. Promises to pay at the end of the month continued in [Redacted] and [Redacted]; borrower says she is only paid once, at the end of each month. Servicer continued monthly attempts due to payment dates; promises to pay in [Redacted], [Redacted] and [Redacted]. Last contact on [Redacted], borrower paid through the website.
REASON FOR DEFAULT: No default, work payment schedule delays monthly mortgage payments
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500075834	5/1/2024	4/11/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower reviewed documents needed for retention review in [Redacted]; no mention of a hardship, loan has been current for the past three years. Borrower verified the end date for interest-only payments in [Redacted]. Borrower asked the reason for a payment increase in [Redacted]; change was due to an escrow shortage. Borrower said she was unable to afford the increased payment amount and servicer spread the shortage but has made all payments at the increased payment amount and didn't submit an assistance package. No further contact.
REASON FOR DEFAULT: N/A.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy. Borrower reported insurance claim funds received in [Redacted]; DOL and reason for damages was not stated. Pay history and servicing notes don't show any insurance funds received. Property was in a [Redacted] area in [Redacted], no mention of property damage.

500075538	5/1/2024	4/29/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Per notes on [Redacted] a repayment plan is active. Notes on [Redacted] reflects that the repayment plan tipped on [Redacted] completed. Details of the repayment plan are not noted. showing the plan was completed. Borrower has not been responsive with no actual contact with borrower noted.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500075783	5/1/2024	4/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower called to check ARM; request copy of last Mod [Redacted]. Borrower called with questions about account [Redacted]. No further contact noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. No property damage noted. No pending hazard insurance claims noted
500074507	5/1/2024	4/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. The only recent contact recorded was on [Redacted] borrower calls in to confirm that insurance was paid and asks if equity loans are available.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500076338	5/1/2024	4/9/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. No contact with any party. Payments have been made through the website.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500073035	5/1/2024	4/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Property registration confirmed [Redacted], [Redacted], [Redacted] and [Redacted]. Borrower inquired about step-rate change [Redacted].
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. No property damage noted. No active hazard insurance claims noted
500073703	5/1/2024	4/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PR	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. No significant activity noted. [Redacted] Borrower calls in for a password reset. The most recent contact was on [Redacted] borrower requests an escrow analysis.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500072958	5/1/2024	4/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PR	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower called [Redacted] to change [Redacted] date. Borrower inquired about insurance [Redacted]. Borrower stated [Redacted] sending over insurance policy. Borrower called to confirm receipt of declaration page [Redacted]; again [Redacted]. Borrower requested payoff amount [Redacted]. Borrower inquired about step-rate change [Redacted].
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected. No active hazard insurance claims noted
500073040	5/1/2024	4/16/2024	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Limited contact noted with borrower. Borrower inquired about completely workout assistance application [Redacted]. Servicer approved Stip to Mod [Redacted] with [Redacted] from [Redacted] to [Redacted]. Death of borrower noted [Redacted]. Borrower stated [Redacted] income no longer the same with death of [Redacted]. Borrower requested Mod [Redacted]. Borrower inquired about status of account [Redacted]. Mod workout processed [Redacted]. Borrower inquired about Mod implementation [Redacted]. Borrower asked about escrow shortage [Redacted]. Borrower requested website assistance [Redacted]. Borrower inquired about interest rate change [Redacted]. Borrower stated [Redacted] having a hard time paying mortgage; less income. Borrower went over required docs for workout review [Redacted]. Borrower requested [Redacted]. Borrower stated [Redacted] would submit financials. Workout denied [Redacted]. No further contact noted.
REASON FOR DEFAULT: Borrower death.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. No property damage noted. No pending hazard insurance claims noted
500073814	5/1/2024	4/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years with little contact. Last contact [Redacted] for payment by phone.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500076518	5/1/2024	4/10/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower requested website reset [Redacted]. Borrower requested password reset/[Redacted]. Borrower called [Redacted] to get [Redacted]. No further contact noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected. No pending hazard insurance claims noted
500073231	5/25/2024	4/26/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. There is little contact during review period, hardship noted as income curtailment at boarding [Redacted]. Borrower declines to discuss account when contacted, no assistance has been requested. Last contact [Redacted], borrower advised would make payment online.
REASON FOR DEFAULT: Income curtailment
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500075436	5/1/2024	3/29/2024	CURR	XXXX	XXXX	Yes	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing last [Redacted] years with little contact. [Redacted] advised [Redacted] that borrower is deceased, she is Executor and SII. Last contact [Redacted] payment inquiry.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500076751	5/1/2024	4/22/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins prior to review period. Servicer notes from [Redacted] reference [Redacted] deferment complete but no additional details provided. In [Redacted], borrower called in about increase in payment; this was due to both ARM change and escrow shortage which occurred at the same time. Deferral agreement sent [Redacted], but no indication that it was implemented. In [Redacted] borrower contacted servicer and advised will send dispute regarding late fee and inspection fee added to account, borrower also wanted to see if they would be eligible for loan modification. [Redacted] discussed various loss mitigation options available. Hardship documents summited [Redacted]. On [Redacted] called in to find out what documentation is needed to for loss mitigation efforts. [Redacted] borrower was advised of expiring FB plan, details of FB plan not provided, and was provided other options. [Redacted] called in disputing credit reporting and requested steps on opening a complaint. [Redacted] called inquiring about increase in payment and was advised it was due to insurance and taxes. [Redacted] called in inquiring about a refinance and was advised that the loan is not eligible.
REASON FOR DEFAULT: Illness of primary borrower, [Redacted].
FORECLOSURE: No FC activity found.
BANKRUPTCY: Borrower was discharged from a BK[Redacted]. Per servicer note dated [Redacted] debt was not reaffirmed.
PROPERTY: Property reported to be non-owner occupied as of [Redacted]
500075863	5/1/2024	4/4/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	VT	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account was performing prior to NSF return [Redacted]. Borrower cured rolling [Redacted]-delinquency [Redacted], no assistance requested. Account remains current since last contact [Redacted].
REASON FOR DEFAULT: Excessive obligations
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500076097	5/1/2024	4/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower stated [Redacted] looking for cheaper floor insurance policy. Borrower inquired [Redacted] about certified letter about insurance coverage. Last contact [Redacted]; details not provided.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected. No active hazard insurance claims noted
500074581	5/15/2024	4/9/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. [Redacted] party confirmed payment [Redacted]. Borrower called to schedule payment [Redacted]. Borrower called to confirm payment [Redacted].
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. No property damage noted. No active hazard insurance claims noted
500076738	5/1/2024	4/3/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] stated that the [Redacted] payment will be made by [Redacted], delinquency was due to [Redacted] being in the hospital. [Redacted] borrower called in about packet for BK assistance. No further contact with the borrower was noted.
REASON FOR DEFAULT: Borrower illness.
FORECLOSURE: No FC activity found.
BANKRUPTCY: Servicer notes in [Redacted] mention BK, no details on if one was filed. BK[Redacted] filed [Redacted], debtor discharged [Redacted], terminated [Redacted]. Prior BK[Redacted] discharged on [Redacted].
PROPERTY: Occupancy unknown
500073850	5/1/2024	4/10/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years with occasional account inquiries. Last contact [Redacted].
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500074278	5/1/2024	4/13/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. [Redacted] party called [Redacted] to change [Redacted] date. Borrower inquired about monthly statement [Redacted].
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected.  No active hazard insurance claims noted.

500073069	5/1/2024	4/17/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	DE	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Coborrower reported a hardship in [Redacted] but didn't request payment assistance. Servicer had contact with coborrower most months when she would make a phone payment or give a promise to pay. Borrower applied for assistance in [Redacted]; servicer completed a [Redacted]-month deferral in [Redacted]. Coborrower accepted a repay plan in [Redacted]; plan failed in [Redacted]. Regular contact continued; coborrower receives SSI on the [Redacted]. Borrower requested a partial release (of second property under the loan) in [Redacted]; servicer sent borrower an application for release. Complete application was received [Redacted]. Servicer requested additional information, but borrower submitted a QWR that month regarding the release; the borrowers wanted the land released as they can no longer maintain it. An AOM was required in [Redacted], as title didn't show borrowers as the current owners. Borrower submitted an AOM in [Redacted]. Borrower called about an escrow shortage in [Redacted]. [Redacted] Notification sent to borrower [Redacted]. Last contact was [Redacted] regarding the release.
REASON FOR DEFAULT: unemployed, borrower illness
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.
TITLE ISSUES: Borrower attempting to complete partial release of one of the properties secured by mortgage. The subject home was found to sit on both lots; an updated legal description was needed for the land to be released, as the current legal description would encroach on the parcel proposed to be released.
OTHER: AOM needed to put borrower in title on property.

500076668	5/1/2024	4/13/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower wanted to file an insurance claim in [Redacted]. Borrower requested a [Redacted] statement for [Redacted] in [Redacted]. No further contact. Recent payments were made through the website.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy. Notes mention an insurance claim in [Redacted]; DOL and reason for damages are not stated. No claim funds received.

500076700	6/1/2024	4/23/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Fixed rate modification was completed in [Redacted], details were not provided. Borrower's [Redacted] is also authorized on the account; borrower is elderly with health issues. Borrower requested a billing statement in [Redacted]. Borrower corrected property address with servicer in [Redacted]. In [Redacted], borrower's [Redacted] asked servicer whether putting the property in a trust would trigger a due-on-sale clause; servicer advised the [Redacted] to put the property in a land trust. The [Redacted] requested the same information in writing and requested an update on the status in [Redacted].
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property is owner occupied per notes [Redacted]. No property condition items noted.

500074448	5/1/2024	4/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years with no borrower contact.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500077181	7/1/2024	4/3/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. A [Redacted]-year fixed interest modification was completed, first payment due [Redacted]. Servicer sent assumption documents to ex-spouse in [Redacted]. Borrower asked to have co-borrower removed from loan in [Redacted]; servicer advised borrower to refinance. No further contact.
REASON FOR DEFAULT: Borrowers divorced; borrower [Redacted] lives in property
FORECLOSURE: No FC activity found.
BANKRUPTCY: Chapter [Redacted] filed [Redacted], discharge date unknown.
PROPERTY: Owner occupied per servicing notes. Most recent comments on condition [Redacted]; average condition with no exterior repairs needed.

500072943	5/1/2024	4/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] A mod is being implemented, RFD is not provided. [Redacted] Several notes are recorded regarding an issue where the borrower is unable to make payment due to a stop incorrectly being placed on the account. [Redacted] A repayment plan is set up. Details of the plan are not noted. [Redacted] Borrower withdraws from the plan. [Redacted] Borrower is unable to make payment, the stop issue persists. It is unclear if/when issue was resolved, but notes stop referencing it. The most recent contact was on [Redacted] with borrower making payment arrangements.
REASON FOR DEFAULT: [Redacted] Servicing issues.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500073314	6/1/2024	4/17/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is current. No recent significant activity or contact with borrower was found.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500076565	5/1/2024	4/1/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower confirmed the loan had an escrow line in [Redacted]. No further contact.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500075173	5/1/2024	4/2/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan rolled [Redacted]-days delinquent [Redacted]. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired about payment increase [Redacted]. Borrower advised of stop payment [Redacted]. Borrower inquired [Redacted] why unable to make online payment due to prior NSF. Borrower asked about delinquency letters [Redacted]. Borrower stated [Redacted] not interested in ACH. Borrower requested online access [Redacted]. Borrower inquired about payment change [Redacted]. Last contact [Redacted]. No further contact noted.
REASON FOR DEFAULT: Hardship unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. No property damage noted. No pending hazard insurance claims noted
500076289	5/1/2024	4/12/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan has rolled [Redacted]-days+ delinquent [Redacted]-times in the past [Redacted]-months. Limited contact noted with borrower. Servicer offered verbal repayment plan [Redacted]; details not provided. Borrower stated [Redacted] impacted by [Redacted]; requested payoff amount to determine equity. Borrower called [Redacted] to schedule payment. No further contact noted.
REASON FOR DEFAULT: Curtailment of income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Property occupancy at origination primary residence. No property damage noted. No pending hazard insurance claims noted.

500074686	5/1/2024	4/16/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing last [Redacted] years except for [Redacted] NSF return that was not cured until [Redacted]. Borrower made contact to cure, no hardship provided or assistance requested. Last contact [Redacted] to request [Redacted] information.
REASON FOR DEFAULT: Not provided
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. Borrower advised of water damage [Redacted], no further details provided regarding claim or repair status.

500075355	5/1/2024	4/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Minimal significant contact. [Redacted] Borrower is making payment arrangements, they tried to submit a payment but it did not go through.[Redacted] Borrower is upset over escrow reserve requirements. Borrower has not been very responsive with regular unsuccessful attempts at contact recorded. The most recent contact was on [Redacted] to schedule a payment.
REASON FOR DEFAULT: [Redacted] Extend problems.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500073611	5/1/2024	4/9/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years with no borrower contact.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500076219	5/1/2024	4/2/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing last [Redacted] years with no contact except for [Redacted] escrow refund inquiry.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500075142	5/1/2024	4/12/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Co-borrower called for payment receipt verification in [Redacted]. Borrower usually mails in money order payments. Co-borrower had monthly contact with servicer through [Redacted], then contact became more sporadic. Co-borrower sent in proof of insurance coverage in [Redacted]. Co-borrower verified insurance coverage in [Redacted] and asked about a prepayment penalty on the account. Borrower was removed from the account via QCD in [Redacted]. Last contact in [Redacted] was regarding insurance coverage.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy. Borrower filed an insurance claim in [Redacted] for roof issues; details were not provided. No mention of a claim payment.

500077189	5/1/2024	4/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Last borrower contact [Redacted] about insurance claim. No recent contact noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property originated as primary residence. Borrower stated [Redacted] had insurance check from claim; details of claim/damage not provided. Borrower again inquired about claims check [Redacted]
500075058	5/1/2024	4/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower made a phone payment in [Redacted] to pay over a year ahead. [Redacted] asked about two escrow refund checks received in [Redacted] and made two phone payments in [Redacted]. [Redacted] asked about a claims check in [Redacted]; details were not provided. No further contact. Recent payments were made through the website.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy. [Redacted] asked about a claims check in [Redacted]; details were not provided. No claim funds received.

500076681	5/1/2024	4/26/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] called in regarding reporting. No detail provided. [Redacted] borrower called in to stop payment on ACH. Made payment arrangements and wanted to find out how his wife can take over payments if he passes. [Redacted] called in wanting to change payment date. Borrower called subsequent times to make payment arrangements.
REASON FOR DEFAULT: Excessive obligations.
FORECLOSURE: No FC activity found.
BANKRUPTCY: BK[Redacted] dismissed [Redacted]. Prior BK[Redacted] filed in [Redacted] dismissed [Redacted].
PROPERTY: Occupancy unknown. No property issues noted
500076183	5/12/2024	4/23/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. Minimal contact is noted, and no contact until [Redacted]; co-borrower called for password reset. Last contact was on [Redacted], co-borrower called for assistance on locating the [Redacted] file online.
REASON FOR DEFAULT: N/A.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500076301	4/25/2024	4/9/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. The only contact noted was on [Redacted] with [Redacted] setup being discussed.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500074707	5/1/2024	4/8/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years with regular contact for phone payments and account inquiries. Borrower advised that coborrower passed away in [Redacted], no hardship is noted or assistance requested. Last contact [Redacted] for payment.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500076298	5/1/2024	4/2/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins prior to review period. The only contact recorded was on [Redacted] with borrower calling in to discuss the account. No other activity noted.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500074020	5/1/2024	4/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. It appears that the borrower fell behind on the loan in [Redacted] and requested reinstatement quote in [Redacted]. Borrower was able to bring the loan current in [Redacted] but then fell behind again after failing to make the [Redacted] payment; however, it only took the borrower a couple of months to bring the loan current and has remained current since [Redacted]. First contact with borrower was on [Redacted] when he called to schedule a payment. Borrower was offered a verbal repayment plan on [Redacted], however, loss mit application was withdrawn on [Redacted] due to offer had expired. Last contact was on [Redacted], borrower called regarding the payment that was deducted twice from his account and was advised that the payment scheduled online showed [Redacted] payments.
REASON FOR DEFAULT:  Unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500076725	5/17/2024	4/18/2024	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] Borrower calls in to discuss the payment due date and rate change. [Redacted] Borrower calls in to see if there are any programs available to decrease their payment. The most recent contact was on [Redacted] with borrower requesting a copy of a tax form. Account is in the name of an estate, it is assumed the borrower is deceased.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500074842	5/1/2024	4/9/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower gave a promise to pay in [Redacted]. Servicer declined a phone payment in [Redacted] as funds were less than full reinstatement. Borrower applied for assistance that month. Servicer approved a repay plan; borrower initially declined the plan, but later accepted rather than continue foreclosure. Borrower reinstated in [Redacted]. Funds didn't fully reinstate the account as partial funds were applied to advances; borrower disputed the payment application; corrections were made in [Redacted] but were not effective dated. No contact again until borrower requested website login assistance in [Redacted].
REASON FOR DEFAULT: Roommate destroyed borrower's mail
FORECLOSURE: Referred [Redacted]. File placed on hold for missing assignment [Redacted].
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500073652	4/23/2024	4/8/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing last [Redacted] years with no contact except for [Redacted] request for copy of prior mod, no hardship is noted.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500076993	5/1/2024	4/11/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Minimal contact with no significant activity. [Redacted] Borrower calls in to discuss escrow account. The most recent contact was on [Redacted] with borrower calling in to request an escrow refund.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500073298	5/1/2024	4/8/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted].The only contact noted was on [Redacted] with borrower calling in to change their payment date. No other significant activity is noted.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500073771	4/29/2024	4/4/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Coborrower asked about a deferred balance in [Redacted]; balance transferred from the prior servicer as part of a deferral agreement, servicer mailed a copy to borrower. Borrower discussed a possible insurance claim in [Redacted]; details were not provided. Coborrower gave a promise to pay in [Redacted] and asked why the website showed an escrow disbursement in [Redacted] when account was not escrowed. Coborrower had general account questions in [Redacted], no further contact. Borrower pays through the website.
REASON FOR DEFAULT: N/A.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy. Borrower discussed a possible insurance claim in [Redacted]; details were not provided
500076042	5/1/2024	4/11/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. Pay history shows borrower has been current on the loan with only minor delinquency; borrower appears to have missed a payment in [Redacted] but was able to bring the loan current the following month. No contact with borrower until [Redacted], borrower stated that he is [Redacted] and had to wait for funds before he could make the payment. Escrow analysis statement was sent on [Redacted] and escrow payment short notice was sent on [Redacted]. Borrower called on [Redacted] wanting to know why payment increased, noting that he would schedule the payment once he received documentation explaining the increase in payment. Last contact was on [Redacted], borrower called to follow up on the payment and discuss escrow.
REASON FOR DEFAULT: Borrower is self-employed.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500073769	5/1/2024	4/11/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Coborrower cancelled [Redacted] payments in [Redacted] and set up bank bill pay. No further contact. Payments in [Redacted] have been made through the website.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500073007	6/1/2024	4/13/2024	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	RI	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan rolling [Redacted]-days delinquency from [Redacted] to [Redacted]; [Redacted], [Redacted]-[Redacted]. Limited contact noted with borrower. Borrower called [Redacted] to discuss payment history. Borrower noted to be deceased [Redacted]; payments being maintained by co-borrower. Borrower inquired about escrow balance [Redacted]. Borrower inquired [Redacted] if payment could be made by credit card. Borrower called to confirm payments current [Redacted]. Borrower requested payment assistance [Redacted]. Borrower accepted repayment plan. Details of plan not provided; borrower failed to make payments. Borrower stated [Redacted] [Redacted] would call to make payment. NSF payment noted [Redacted]. No further contact noted.
REASON FOR DEFAULT: Death of borrower.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected. No pending hazard insurance claims noted.

500076227	5/1/2024	4/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. Borrower called in [Redacted] to discuss the account noting she was affected a little bit by [Redacted] and loan was modified (terms not discussed) but was in disarray at the time the loan completed modification. Borrower wanted to go over the account noting the principal keeps increasing. Borrower was advised of escrow shortage and offered a [Redacted] month spread; spread changed from [Redacted] months to [Redacted] months. Another escrow analysis was completed on [Redacted] changing the payment once again and borrower requested payoff which was completed on [Redacted]. Borrower then called wanting to know why she can't get a deal when everyone else can, noting the home is not worth the payoff amount and needs a lot of repairs, and [Redacted] do a short sale. It appears that a loss mitigation review was initiated but closed on [Redacted] due to inactivity. Borrower requested to have escrow removed; escrow removal notice sent on [Redacted]. Last contact was on [Redacted], borrower called to go over the account. Borrower has expressed concern multiple times regarding payment increasing due to escrow shortage but continues to make the monthly payments and remains current on the loan.
REASON FOR DEFAULT: N/A.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Possible damage. Borrower called in [Redacted] noting the home needs a lot of repairs but provided no additional details. Current occupancy is unknown. Borrower called on [Redacted] requesting information on how long it would take to get insurance claim check, borrower transferred to claims. No details provided on property condition, claim status, DOL.

500073889	5/1/2024	4/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. Co-borrower [Redacted], called on [Redacted] to inquire about loss mit but changed her mind and stated on [Redacted] that she would just refi and no longer wanted the mod; workout closed [Redacted]. Co-borrower called a few times to discuss insurance premium increase/decrease and escrow information. Last contact was on [Redacted], co-borrower inquired about splitting her double lot and adding a structure noting that she would like to quit claim deed the lot to her [Redacted] so he can own his own parcel; no further discussion regarding this matter.
REASON FOR DEFAULT: None, loan is current.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The co-borrower called on [Redacted] to inquire about getting an insurance check endorsed but provided no additional details. Co-borrower then stated in [Redacted] that she wanted to send a check that was an overpayment from SPS to her insurance company for her new roof (iao [Redacted]). No details regarding repairs provided. Property verified as owner occupied on [Redacted]

500076504	5/1/2024	4/1/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years with no borrower contact.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500073581	5/1/2024	4/29/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. No contact with borrower is noted in contact history. Borrower unresponsive to calls/dialer.
REASON FOR DEFAULT: None, loan is current.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500075623	5/1/2024	4/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years with no borrower contact. Borrower pays at end of month due.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500073464	5/1/2024	4/9/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] gave a promise to pay in [Redacted] and confirmed payment had been mailed in [Redacted]. [Redacted] asked how to provide proof of insurance coverage in [Redacted] and advised servicer that payment had been mailed in [Redacted]. Last contact was a payment confirmation in [Redacted].
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500076159	5/1/2024	4/9/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. In [Redacted], borrower gave sporadic promises to pay or verified payment receipt. Borrower verified the yearly principal amount paid in [Redacted]. Borrower accepted a verbal repay plan in [Redacted] after defaulting the previous month. Borrower gave promises to pay in late [Redacted] and reinstated in [Redacted]. Borrower set up multiple payments every few months and requested a payoff quote in [Redacted]. Payment plan has continued through [Redacted]. Last contact on [Redacted]; borrower verified receipt of the [Redacted] payment and gave a promise to pay the [Redacted] payment.
REASON FOR DEFAULT: [Redacted], in an accident
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500073152	5/1/2024	4/4/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. No borrower contact noted. Servicer notes [Redacted] HAMP incentive applied [Redacted].
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. No property damage noted. No active hazard insurance claims noted
500074765	5/1/2024	4/4/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Occasional contact recorded with borrower making payment arrangements. The most recent contact was on [Redacted] with borrower calling in to confirm a payment was received. No loss mit activity noted.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500075660	5/1/2024	4/25/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] Borrower is interested in loss mit assistance, they were unaware the account was delinquent. [Redacted] A mod is denied, reasons unspecified. Borrower has been cooperative with fairly regular contact. The most recent contact was on [Redacted] with the borrower reporting they are looking for a new insurance carrier and schedules [Redacted] payments.
REASON FOR DEFAULT: [Redacted] Curtailment of income. [Redacted] Unemployment. [Redacted] Hot water heater had to be replaced.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. [Redacted] Borrower reports the hot water heater broke and [Redacted] the property. No notes found showing if/when repairs were completed or if an insurance claim was filed.

500076694	5/1/2024	4/17/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. Borrower called in [Redacted] wanting to know if it was possible to freeze the current rate for at least a year because he was not sure if he could afford the increase in payment and was advised that the only option would be to modify the loan or refinance. A complaint appears to have been filed on [Redacted] for an overdue payment of [Redacted] It was explained to the borrower the charges were from a late fee of [Redacted] and appraisal fee of [Redacted] which was completed on [Redacted]. Last contact was on [Redacted], borrower scheduled a payment.
REASON FOR DEFAULT: None, loan is current.
FORECLOSURE: No FC activity found for the review period.
BANKRUPTCY: No BK activity found.
PROPERTY: Borrower called on [Redacted] requesting to speak to the loss draft department regarding a claim check he was about to received from the insurance company. Claim check iao [Redacted] (for S&G endorsement) was received on [Redacted]. No details regarding damage or repairs provided. Property verified as owner occupied on [Redacted].

500075661	5/1/2024	4/10/2024	CURR	XXXX	XXXX	Yes	XXXX	XXXX	ID	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Several notes are recorded with an authorized party making payment arrangements. [Redacted] Authorized party reports borrower is deceased and they have an interest in the property. The most recent contact was on [Redacted], authorized party states that they have submitted SII documents.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500076121	5/1/2024	4/12/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. Multiple NSF notifications were sent on this account, however, it appears the borrower was able to replace the payments. Borrower calls in for general inquiry and sometimes to schedule payments. Last contact was on [Redacted], borrower called for general inquiry, also discussed interest rate change.
REASON FOR DEFAULT: None, loan is current.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500074503	5/1/2024	4/9/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower inquired about payment change [Redacted]. Borrower scheduled payment [Redacted]. Borrower requested password reset [Redacted]. Borrower again inquired about payment increase [Redacted]. Borrower requested [Redacted]. Borrower advised of new insurance company [Redacted]; switched insurance companies. Borrower stated [Redacted] payment increase is causing hardship. Borrower stated [Redacted] received refund from insurance to apply to escrow shortage. Borrower stated [Redacted] only able to make P&I payment amount. Last contact [Redacted]. No further contact noted.
REASON FOR DEFAULT: Curtailment of income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Property occupancy at origination primary residence. No property damage noted.  No pending hazard insurance claims noted.

500076389	7/1/2024	2/29/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower; majority of contact to schedule payments. Borrower inquired about escrow shortage [Redacted]. Borrower confirmed next due date [Redacted] and principal balance. Borrower called to confirm payment [Redacted]. Borrower called [Redacted] to schedule [Redacted] payment and escrow shortage. Borrower inquired about next due date [Redacted]. Borrower inquired about [Redacted] statement. Borrower called [Redacted] to confirm payment; inquired about escrow letter. Borrower scheduled [Redacted]-payments in advance [Redacted]. Borrower inquired [Redacted] to non-escrow loan. Last contact [Redacted] to schedule [Redacted] payments. No further contact noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. No property damage noted. No pending hazard insurance claims noted
500075718	5/1/2024	4/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Limited contact noted with borrower; majority of contact to schedule/maintain payments. [Redacted] party requested payoff [Redacted]. Servicer notes [Redacted] loss mitigation decision appeal by borrower; borrower requesting lower payment. Borrower stated [Redacted] back to work; servicer advised no Mod options available. [Redacted] party again requested payoff [Redacted]. Workout again denied [Redacted]. Borrower was advised [Redacted] of no retention options. Borrower stated [Redacted] advised by HUD to reopen Mod workout. Liquidation options discussed [Redacted]. Borrower hardship noted [Redacted] due to illness; family member ill with [Redacted], income dropped. Servicer approved Stip to Mod [Redacted] with payments of [Redacted] starting [Redacted]. Borrower advised of approval [Redacted]. Borrower inquired about [Redacted] relief program [Redacted]. Mod workout booked [Redacted]. Borrower inquired about [Redacted] relief [Redacted]; funds not applied as loan is current from Mod. Borrower disputing decision to not accept funds [Redacted]. Decision provided [Redacted]; borrower frustrated with decision. HHF initial request noted [Redacted]. Last borrower contact [Redacted]. Program review closed [Redacted]. No further contact noted.
REASON FOR DEFAULT: Borrower illness.  Curtailment of income.
FORECLOSURE: Loan was referred for FC [Redacted]. Missing assignment requested [Redacted]. State mandated FC hold noted [Redacted].  FC action closed/billed after Mod workout booked [Redacted].
BANKRUPTCY: No BK activity found.
PROPERTY:  Property occupancy at origination primary residence. No property damage noted. No pending hazard insurance claims noted.

500075218	5/1/2024	4/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing last [Redacted] months with occasional contact for payment or escrow inquiries. Last contact [Redacted] to confirm application of [Redacted] payments.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller. No property issues noted.

500077231	5/1/2024	4/9/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower requested extension to FB [Redacted]; servicer notes extension through [Redacted]. Terms of [Redacted] from [Redacted] to [Redacted]. Borrower stated [Redacted] able to resume payments now tenant in her rental property. Borrower requested payment deferral [Redacted]. Borrower requested [Redacted] form [Redacted]. Borrower disputing escrow [Redacted]. Borrower scheduled payment [Redacted]. Borrower requested [Redacted] form [Redacted]. No further contact noted with borrower.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property originated as primary residence. No property damage noted. No pending hazard insurance claim noted
500077239	5/1/2024	4/1/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. No contact with borrower. In [Redacted], servicer changed from the LIBOR index to the SOFR index, effective [Redacted]. Borrower was advised of the index change via letter. Borrower usually makes a principal curtailment with each payment.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500073962	5/1/2024	4/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Fairly regular contact is recorded with the borrower calling in to make payments and discuss the account. No significant activity is noted. The most recent contact was on [Redacted] for a password reset.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500075693	5/1/2024	4/8/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower paid via the website. No default until an NSF payment in [Redacted]. Borrower gave a promise to reinstate but delinquency increased until borrower accepted a verbal repay plan in [Redacted]. Hardship was not mentioned. Last contact was a phone payment in [Redacted]. Borrower reinstated in [Redacted] and has since remained current.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500075678	5/1/2024	4/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Only contact was a promise to pay in [Redacted].
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500073591	5/1/2024	4/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower requested a monthly statement in [Redacted], then set up paperless billing. Borrower questioned the deferred balance; servicer confirmed it was from a prior servicer carryover. Servicer agreed to waive late fees of [Redacted] No further contact.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500075077	5/1/2024	4/17/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. The only contact recorded was on [Redacted], borrower reports the home was awarded to [Redacted] in divorce and wants their name removed from the account. No loss mit activity noted.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500074880	5/1/2024	4/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years with occasional account inquiries, no hardship is noted. Last contact [Redacted], borrower requested biweekly payment schedule but was advised it is not available.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500074102	9/1/2024	4/29/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. Borrower has been paid ahead on the loan since [Redacted]. Payment received on [Redacted] was returned due to nsf and nsf notification was sent on [Redacted]; borrower was able to replace the payment on [Redacted]. Last contact was on [Redacted], borrower scheduled a payment.
REASON FOR DEFAULT: None, loan is paid ahead.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500076774	5/1/2024	4/10/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins prior to review period. In [Redacted] borrower was working with servicer to submit required docs for modification including divorce decree including portion stating who the property is awarded to. Borrower advised a few days later that it's a trial separation and not a divorce. Modification was denied; servicer was unable to reduce HDTI under target. [Redacted] borrower called in about late fees. [Redacted] borrower called in requesting a full payoff and requested the appraised value of the property. Deferred amount was explained. [Redacted] borrower called in for a payoff. [Redacted] borrower called in about escrow shortage. [Redacted] borrower called in regarding escrow shortage. Last contact on [Redacted] when borrower called in about changing her preferred account for online payments.
REASON FOR DEFAULT: Trial separation.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Occupancy unknown. No property issues noted.

500074579	5/1/2024	4/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. There is occasional contact throughout [Redacted] delinquency, borrower declined to provide hardship or discuss loss mitigation. Corrections were made [Redacted] to reapply funds to escrow, borrower reinstated [Redacted] payments in [Redacted] and remains current. Last contact [Redacted], call dropped.
REASON FOR DEFAULT: Not provided
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500074535	5/1/2024	4/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. NSF notification was sent on [Redacted]. Co-borrower stated in [Redacted] that they had to get their transmission fixed and funds were not going to be available for the scheduled payment on [Redacted]. NSF notification was mailed on [Redacted]. Loan was brought loan current in [Redacted] but another payment was missed in [Redacted] due to [Redacted]-[Redacted], causing the loan to fall behind - rolling [Redacted] days delinquent. A repayment plan was offered in [Redacted], however, the plan expired and loss mit application was withdrawn on [Redacted]. Co-borrower requested [Redacted] FB information in [Redacted]. Co-borrower also inquired about the equity in the home and how she can add her [Redacted] to the deed and was advised refinance not an option with the servicer. Intent is to keep the property. Loan was brought current in [Redacted]. Last contact was on [Redacted], co-borrower called to schedule a payment.
REASON FOR DEFAULT: Borrowers were affected by [Redacted]-[Redacted], also had car repairs.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500074341	6/1/2024	3/22/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is current. No contact with borrower or other significant activity was found
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy.  No references to property damages or insurance claims found.

500072950	5/1/2024	4/10/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Last contact with borrower was on [Redacted], The borrower called in to make a payment over the phone. The borrower appears to be cooperative and is in frequent contact with the servicer to make payments by phone. The loan has remained current for the past [Redacted] months. No further indication of hardship or loss mitigation discussions in the contact history.
REASON FOR DEFAULT: Last RFD noted in [Redacted] was due to [Redacted] withdrawals.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine occupancy status
500075184	5/1/2024	4/3/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] Account is being discussed, borrower reports they have been affected by [Redacted]-[Redacted]. [Redacted] File is referred to FC. [Redacted] Borrower was applying with loss mitigation, but the offered workout expired. [Redacted] Borrower is working with the state HHF. [Redacted] Account is reinstated with HHF funds. Account has been kept current since the reinstatement. The most recent contact was on [Redacted] with borrower requesting a late fee be waived.
REASON FOR DEFAULT: [Redacted] Illness of mortgagor and pandemic.
FORECLOSURE: [Redacted] File is referred to FC. [Redacted] FC is on hold for loss mitigation. [Redacted] Notes reference a state mandated hold. [Redacted] Account is reinstated via HHF funds, FC is closed.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500074030	5/27/2024	4/25/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years with no contact except for [Redacted], borrower advised servicer that he has insurance and LPI is not needed. .
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500075451	6/1/2024	4/29/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years with occasional contact for phone payments or website assistance. Last contact [Redacted] for password reset.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500076605	5/1/2024	4/8/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. No borrower contact noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination unknown. No property damage noted. No active hazard insurance claims noted
500073865	5/1/2024	4/9/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Occasional contact is recorded regarding [Redacted] changes, the most recent of which was on [Redacted] . No other significant activity was found.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500075453	5/1/2024	4/9/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years, last contact [Redacted] for website assistance.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500074156	5/1/2024	4/1/2024	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan boarded [Redacted] with a new mod effective [Redacted]. [Redacted] advised they are divorced and she no longer makes payments or occupies property, will let property go to foreclosure if [Redacted] does not maintain payments. NSF [Redacted] was not cured until [Redacted], hardship due to disability income and timing of due date. Coborrower deceased [Redacted], primary borrower reinstated [Redacted] and remains current last [Redacted] months, last contact [Redacted].
REASON FOR DEFAULT: Divorce, income curtailment, coborrower death
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Current occupancy is unverified. No property issues noted.

500075013	5/1/2024	4/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower had questions about a [Redacted] statement in [Redacted]. No further contact.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500073855	6/1/2024	4/29/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower verified servicer payment receipt in [Redacted] and confirmed payment had been mailed in [Redacted]. Borrower gave a promise to pay in [Redacted] and confirmed a mailed payment in [Redacted]. No further contact.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500076387	4/1/2024	3/26/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account was performing until missed payment [Redacted], borrower declined to discuss account but kept promise to cure in [Redacted]. No hardship provided regarding [Redacted] delinquency, borrower usually hangs up when contacted. [Redacted] payments reinstated [Redacted], last contact [Redacted], no promise made for [Redacted] payment.
REASON FOR DEFAULT: Not provided
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500077195	5/1/2024	4/8/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Fixed rate modification completed; first payment due [Redacted]. Borrower had regular contact with servicer during insurance-covered property repairs in [Redacted]. Last contact was with an authorized third party in [Redacted] regarding the completed insurance repairs. Unable to confirm reason for default in [Redacted]; borrower reinstated the following month and has since remained current.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: Chapter [Redacted] filed [Redacted]. Court approved a modification [Redacted]. Case discharged [Redacted].
PROPERTY: Servicing notes confirm owner occupancy. Borrower asked about loss drafts on damaged property [Redacted]; DOL [Redacted] due to fire/lightning. Insurance funds of [Redacted] and [Redacted] received [Redacted]; funds of [Redacted] received [Redacted]. Additional funds totaling [Redacted] were received in [Redacted] and [Redacted]. All funds had been disbursed as of [Redacted] after servicer confirmed all repairs had been completed. No mention of property condition since repair completion.

500074898	5/1/2024	4/26/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. NSF payment noted [Redacted]. NSF payment noted [Redacted]. No borrower contact noted. Borrower intentions unknown. No skip trace or door knock attempts noted.
REASON FOR DEFAULT: Hardship unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected. No pending hazard insurance claims noted
500075857	5/1/2024	4/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Last contact with borrower was on [Redacted], The borrower called in to advise would be making a payment via the website. No further contact with the borrower since that time. The loan is current but was delinquent until a full reinstatement was received in [Redacted]. The loan has remained current since that time. The notes also reflect a previous ombudsman dispute in [Redacted] but unable to determine details of the dispute or the resolution. No recent indication of hardship or active loss mitigation workout activity.
REASON FOR DEFAULT: No RFD found.
FORECLOSURE: The loan was referred to foreclosure in [Redacted] but was dismissed after a full reinstatement was received in [Redacted]. No further FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine occupancy status
500077169	5/1/2024	4/26/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] modification completed; first payment due [Redacted]. Payment increased in [Redacted] after a [Redacted] change. Although borrower remained current, he struggled to pay as the tenant in the property was unemployed due to [Redacted]. Borrower confirmed another [Redacted] increase in [Redacted] and also confirmed an increase in the escrow amount. Borrower continued to have regular contact with servicer due to payments made after grace period expiration. Borrower defaulted in [Redacted] after an escrow increase but reinstated the following month; servicer spread the shortage over [Redacted] months. Borrower often pays through phone payment. Last contact was [Redacted] after borrower reinstated an NSF payment.
REASON FOR DEFAULT: Tenant not paying due to [Redacted], excessive obligations, borrower works as a mechanic with slow receivables
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes confirm tenant occupancy. No mention of current condition.
OTHER: Servicer transfer some time in [Redacted]. Payment history prior to transfer date reflects paid through date; history after transfer date reflects next due date.

500073895	4/1/2024	3/20/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower maintains regular contact last [Redacted] years. [Redacted] delinquency cured [Redacted], hardship due to loss of work while sick with [Redacted]. Account remained current through [Redacted], hardship due to work is slow. Borrower advised [Redacted] that [Redacted] has suffered a heart attack, promise is made to pay [Redacted] payments by [Redacted].
REASON FOR DEFAULT: [Redacted] income curtailment, family illness
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500074326	5/1/2024	4/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan has rolled [Redacted]-days delinquent [Redacted] times in the last [Redacted]-months. Limited contact noted with borrower. Borrower requested [Redacted] change [Redacted]. NSF payment noted [Redacted]. Borrower inquired [Redacted] on why payment was processed. Borrower called [Redacted] to change autopay. Borrower requested update to [Redacted] [Redacted]. Borrower called to confirm [Redacted] [Redacted]. Borrower requested security question added to account [Redacted]. Borrower stated [Redacted] had identity stolen in [Redacted]. Borrower called [Redacted] to change draft date. [Redacted] updated [Redacted]. Borrower stated [Redacted] had delays in monthly draft. Borrower cancelled [Redacted] [Redacted]. Borrower called to schedule payment [Redacted]. Borrower called [Redacted] to update banking information. NSF payment noted [Redacted]. Borrower called to confirm payment [Redacted]. Last contact borrower inquired about DIL [Redacted]. No further contact noted.
REASON FOR DEFAULT: Hardship not provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Property occupancy at origination primary residence. No property damage noted. No pending hazard insurance claims noted.

500073119	4/1/2024	4/22/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] Borrower completes a repayment plan with the account marked reinstated. [Redacted] Borrower requests assistance, a repayment plan is accepted. [Redacted] Repayment plan is defaulted upon. [Redacted] Borrower is applying for loss mit again. [Redacted] Application is denied, reasons unspecified. Borrower has been cooperative with fairly regular contact. [Redacted] Notification mailed to borrower [Redacted]. The most recent contact was on [Redacted], borrower agrees to be set up on a [Redacted] month repayment plan. [Redacted] payments set up iao [Redacted].[Redacted] starting on [Redacted].
REASON FOR DEFAULT: [Redacted] Excessive obligations. [Redacted] Living paycheck to paycheck. [Redacted] Extended problems. [Redacted] RFD is home and auto repairs.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. [Redacted] borrower mentions the RFD includes home repairs. No further references to property damages or insurance claims found.

500074444	5/1/2024	4/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Last contact with borrower was on [Redacted], The borrower called in to go over the escrow and payment dur and promised to make a payment. No further contact since that time. A loan modification was completed on [Redacted] that changed the P&I payments to [Redacted] month. No further details about the modification terms were noted. The loan has had periods of delinquency since that time but is now current. The borrower appears to be cooperative. The loan has remained current for the past [Redacted] months. No further indication of hardship or loss mitigation discussions in the contact history.
REASON FOR DEFAULT: RFD last noted in [Redacted] as due to excessive obligations.
FORECLOSURE: The loan was referred to foreclosure prior to the loan modification completed in [Redacted] and was dismissed at that time.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine occupancy status
500074241	4/1/2024	4/25/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. No borrower contact noted. Borrower intentions are unknown. No skip trace or door knock attempts noted. No workout in place to cure delinquency.
REASON FOR DEFAULT: Hardship unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. No property damage noted. No pending hazard insurance claims noted
500075689	4/1/2024	4/26/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Last contact with borrower was on [Redacted], The borrower called in to discuss the account status. No further details were noted and no further contact since that time. The borrower appears to be cooperative. A deferral was completed on [Redacted] deferring two payments totaling [Redacted]. Unable to determine RFD at that time. The loan has had brief periods of delinquency in the past [Redacted] months. No further indication of hardship or loss mitigation discussions in the contact history.
REASON FOR DEFAULT: No RFD found.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine occupancy status
500074122	5/1/2024	4/11/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. Co-borrower called on [Redacted] to schedule a payment and accepted a repayment plan that was offered. Repayment defaulted in [Redacted] due to failure to make payments. Repayment plan discussed in [Redacted] expired. It appears that the loan has been previously modified in [Redacted] as a copy of a modification agreement was requested in [Redacted] with a maturity date of [Redacted]; mod review completed [Redacted]. Co-borrower called on [Redacted] to discuss increase in payment due to escrow shortage. Repayment plan was offered in [Redacted] but workout closed due to inactivity. Another repayment plan was initiated, however, co-borrower stated on [Redacted] that they [Redacted] not be able to pay the repayment plan on time; called again on [Redacted] (last contact) noting cannot afford the payment and wanted to submit for another repayment plan. Dispute was received on [Redacted] noting the borrowers advised that they withdrew the repayment plan to be re-evaluated for a new repayment plan to spread the new balance over [Redacted] months; dispute submitted to QC. Details of most recent repayment plan not noted.
REASON FOR DEFAULT: Unknown.
FORECLOSURE: File was referred to FC on [Redacted]. FC file closed on [Redacted] due to loan reinstated.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500075360	5/1/2024	4/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. Borrower fell behind on the loan in [Redacted], made one payment in [Redacted] but then stopped making the monthly payments after that. A demand letter was sent on [Redacted]. Borrower was able to reinstate the loan in [Redacted], but continues to struggle making the monthly payments. Borrower stated that his father-in-law passed away and [Redacted] has had [Redacted] major surgeries. It appears that the borrower entered into a repayment plan in [Redacted] but defaulted on the plan in [Redacted] due to failed to make payments. Borrower requested another repayment plan in [Redacted], wanting a plan longer that [Redacted] months. It appears that the borrower entered into another plan, starting in [Redacted]. Last contact was on [Redacted], co-borrower stated that they have been going through financial issues and have been on time with the repayment plan, but can barely afford the payment. Co-borrower wanted to know what other options would be available if they closed the repayment plan and was advised that there's no guarantee that there would be options available, but wouldn't know for sure until after the review is closed; co-borrower stated that she was confused and wanted to speak to someone else; call was transferred to the supervisor.
REASON FOR DEFAULT: Death in the family and family illness.
FORECLOSURE: File was referred to FC on [Redacted]. FC file closed on [Redacted] due to loan reinstated.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500076499	4/1/2024	4/22/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower submitted a VOM request in [Redacted] and authorized a third party. Coborrower requested a fee breakdown from a payoff quote in [Redacted]. Borrower asked servicer to spread an escrow shortage in [Redacted], but the maximum spread had already been completed. No further contact.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: Prior chapter [Redacted], details were not provided
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500076909	5/1/2024	4/18/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted], newly boarded loan. Borrower called on [Redacted] stating he gets paid every [Redacted] Wednesday of the month and that's when he would make his payments, also inquired about refi options. Borrower called to discuss a BK letter he received on [Redacted] and requested loss mit packet, noting no hardship but has health issues; modification was discussed. NSF letter was mailed on [Redacted]. A demand letter was sent on [Redacted]. Borrower stated in [Redacted] that he was affected by [Redacted]-[Redacted] but able to make payments and would bring the loan current by end of month. Mod was denied in [Redacted] due to no docs received; borrower stated that he did not wish to continue with loss mit, also declined [Redacted] assistance, noting wanted to do it on his own. Borrower inquired about adding escrow to [Redacted] insurance in [Redacted] and was advised payment could be made online. Last contact was on [Redacted], borrower inquired about home equity loan but not an option.
REASON FOR DEFAULT: [Redacted]-[Redacted] illness, health issues, retired - on disability.
FORECLOSURE: No FC activity found.
BANKRUPTCY: BK[Redacted] filed [Redacted], discharged [Redacted], terminated [Redacted].
PROPERTY: No property issues found. Current occupancy verified as owner occupied on [Redacted].

500073101	5/1/2024	4/12/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins on [Redacted]. [Redacted] Borrower added [Redacted] as an authorized party. Borrower advised that she is on a fixed income and cannot afford the payments. No resolution noted. [Redacted] called in, hardship and income documents were discussed. [Redacted] documents still needed. Borrower advised that she has been in the hospital and is waiting for her [Redacted] to assist her in locating the needed documents. [Redacted] called in and documents needed were discussed. [Redacted] called in; servicer advised that they cannot complete the mod without the docs. [Redacted] called in to discuss trial mod and [Redacted] payments. [Redacted] Mod denied by investor. [Redacted] advised that borrower has been in the hospital and set up an [Redacted] payment. [Redacted] Servicer discussed a repayment plan. [Redacted] advised that she can't afford. Servicer advised that she needs to get caught up on her own. [Redacted] called in RMA and mod review was discussed. Deferral approved [Redacted] details of deferral not noted. [Redacted] borrower advised that the payment will be delayed. She also advised that she needs to sign and return the deferral. [Redacted] payment and deferral paperwork discussed. [Redacted] servicer advised that the deferral expired. A trial mod and RMA was discussed. [Redacted] delinquency discussed with borrower. [Redacted] Deferral completed for [Redacted], funds to cover [Redacted] P&I Payments. [Redacted] servicer called AP and advised that retention paperwork is needed. Borrower in hospital. [Redacted] payment set up and needed documents discussed. [Redacted] Escrow shortage and loss mitigation options were discussed. Last contact on [Redacted]; customer called in and set up an [Redacted] payment.
REASON FOR DEFAULT: Borrower is on a fixed income, illness and was hospitalized due to a fractured spine.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner-occupied. No property issues noted
500076867	4/1/2024	4/2/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted [Redacted] due to other bills; servicer offered repayment plan but borrower denied. Borrower requested payment refunded [Redacted] due to divorce [Redacted]. Borrower stated [Redacted] too much drafted from account causing additional fees. Borrower requested payment arrangements [Redacted]. Borrower called [Redacted] to cancel payment. Borrower stated [Redacted] had excessive obligations. Borrower advised of escrow analysis [Redacted]. Borrower inquired proof of insurance on file [Redacted]. Borrower inquired about tax notice [Redacted]. Borrower inquired about monthly statement [Redacted]. Borrower stated [Redacted] had problems with truck and had to repair. [Redacted]-month payment deferral processed [Redacted]. Borrower illness noted [Redacted]. Skip trace efforts noted [Redacted]. Last contact [Redacted] reviewed escrow increase. No further contact noted with borrower.
REASON FOR DEFAULT:  Excessive obligations.
FORECLOSURE: No FC activity noted.
BANKRUPTCY: No BK activity noted.
PROPERTY: Property originated as primary residence. Hazard insurance claim noted [Redacted]; no details concerning claim or damage provided. Claim check noted for [Redacted]
500076874	3/7/2024	4/24/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Deferment agreement noted as sent on [Redacted], but pay history does not reflect any payments deferred, unable to determine if deferment was completed and applied without review of loan file. Expiring [Redacted] FB plan noted multiple times, most recently in [Redacted], details of FB not provided. Borrower advised of loss mit options available each time with no indication of response from borrower, no other details provided.[Redacted] referral noted on [Redacted], no other details provided. [Redacted] called in stating [Redacted] set up payments.
REASON FOR DEFAULT: Health issues and excessive obligations
FORECLOSURE: Demand letter mailed multiple times, most recently on [Redacted]. No other FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property reported to be owner occupied. No property issues noted
500073428	4/1/2024	4/17/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] Borrower requests assistance due to upcoming rate change. [Redacted] Loss mit application for a mod is denied due to missing docs. [Redacted] Borrower had to close their bank account and wish to re-setup [Redacted] payments. [Redacted] Another loss mit application is withdrawn, reasons unspecified. Borrower has been cooperative with regular communication. The most recent contact was on [Redacted] with the account being discussed.
REASON FOR DEFAULT: [Redacted] Extended problems. [Redacted] Closed bank account. [Redacted] Divorce. [Redacted] Borrower thought auto-pay was setup.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500074320	5/1/2024	4/18/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower requested stop of [Redacted] [Redacted]. NSF noted [Redacted]. Borrower hardship noted [Redacted] due to death of family member.
Borrower stated [Redacted] intends to keep property. Borrower advised [Redacted] credit reporting not being provided by servicer due to BK[Redacted] discharge.  NSF payment noted [Redacted].  Borrower requested online assistance [Redacted].  Borrower advised of current balance [Redacted].  NSF payment noted [Redacted].  Borrower stated [Redacted] unaware of past-due payment.  Borrower stated [Redacted] involved in car accident; was injured and required surgery; currently out of work.  Last borrower contact noted [Redacted].
REASON FOR DEFAULT: Family death. Curtailment of income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: Servicer notes [Redacted] prior BK[Redacted] discharge; details of filing and case number not provided.
PROPERTY: Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected. Borrower stated [Redacted] had insurance claim check; details of claim not provided
500075237	5/1/2024	4/12/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	HI	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Limited contact with borrower in review period, servicer making attempts and borrower calling in on occasion to schedule a payment. Borrower mentioned they would get number for [Redacted] in [Redacted], no further notes regarding this. Assistance package submitted in [Redacted], which was denied. Last contact [Redacted] when borrower called to discuss payment.
REASON FOR DEFAULT: Excessive obligations from helping family [Redacted], and personal hardship [Redacted].
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Occupancy unknown. No property issues noted
500073569	5/1/2024	4/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Last contact with borrower was on [Redacted], The borrower called in to confirm an IVR payment was pending. The borrower appears to be cooperative. The loan had a brief period of delinquency in the past [Redacted] months but is now current. No further indication of hardship or loss mitigation discussions in the contact history.
REASON FOR DEFAULT: RFD last noted in [Redacted] was due to excessive obligations.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine occupancy status
500076898	4/1/2024	4/5/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins prior to review period. Loan was rolling [Redacted] days delinquency during the entire review period, with multiple outbound call attempts by servicer starting in [Redacted]. Borrower pays by [Redacted] and does not answer calls from servicer. Contact with borrower in [Redacted] stating delinquency is due to excessive obligations and inquired as to why payment increased which servicer communicated was due to increase in insurance and taxes. [Redacted] stated that another payment will be made soon but can't make regular payment. Unable to bring current. Borrower was provided [Redacted] website for assistance. Skip trace efforts later in [Redacted] and [Redacted] as borrower's number changed. Last contact with borrower [Redacted].
REASON FOR DEFAULT: Excessive obligations.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property reported to be owner occupied. [Redacted] called in regarding an insurance claim due to tree falling. Claim # [Redacted] Farm. Check for [Redacted] was issued. Borrower confirmed repairs will be completed and requested check. Servicer advised they will review documents and determine process
500073023	4/1/2024	3/28/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Last contact with borrower was on [Redacted], the borrower called in to ask about the balance on the account. No further details noted. The borrower appears to be cooperative. The loan is current but has had periods of delinquency over the past [Redacted] months. No further indication of hardship or loss mitigation discussions in the contact history.
REASON FOR DEFAULT: No RFD found.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine occupancy status
500072934	4/1/2024	4/17/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Last contact with borrower was on [Redacted], The borrower called in to advise they were making a payment. The borrower appears to be cooperative. The loan is current but has had periods of delinquency in the past [Redacted] months. No further indication of hardship or loss mitigation discussions in the contact history.
REASON FOR DEFAULT: RFD last noted in [Redacted] as due to curtailment of income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine occupancy status
500072930	5/1/2024	4/19/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower gave monthly promises to pay but requested a deferral in [Redacted]. Borrower was not eligible for a deferral; servicer offered a [Redacted]-month repay plan, but borrower declined. Borrower declined [Redacted] assistance in [Redacted] after a natural disaster ([Redacted]). Sporadic promises to pay continued through [Redacted]; no requests for payment assistance, borrower said he would pay when he was able. NSF payment in [Redacted], and borrower maintained a rolling delinquency until reinstatement in [Redacted]. Borrower has had regular contact in [Redacted] during phone payments; last contact on [Redacted].
REASON FOR DEFAULT: Extended problems, borrower illness
FORECLOSURE: No FC activity found.
BANKRUPTCY: Notes in [Redacted] mention a previous discharged BK[Redacted]; details and case number were not provided.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy. Property was in a [Redacted] area; borrower confirmed he completed all repairs and didn't file an insurance claim on [Redacted].

500074410	5/1/2024	4/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. No contact until [Redacted] when co-borrower called to discuss property damage due to the [Redacted]. Loss mit review was initiated on [Redacted], per manager's request, however, workout was closed on [Redacted] due to inactivity. Borrowers fell behind on the loan in [Redacted] but were able to bring the loan current in [Redacted]. Last contact was on [Redacted], co-borrower called to schedule a payment.
REASON FOR DEFAULT: Unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY: It appears that the co-borrower [Redacted] filed BK[Redacted], filing date unknown. Case has been dismissed as of [Redacted].
PROPERTY: [Redacted] was declared on [Redacted] for [Redacted] Ian. Co-borrower called on [Redacted] stating that the home needs to be rebuilt and that they had already registered with [Redacted]. No details regarding repairs provided.

500075913	4/1/2024	4/17/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Last contact with borrower was on [Redacted], outbound call to authorized third party who advised the payment would clear that night and couldn't talk since as at work. No further contact despite multiple attempts. A deferral was processed on [Redacted] deferring [Redacted] payments totaling [Redacted]. The notes also show a modification was completed in [Redacted], the terms of which were not disclosed in the notes. The loan is now current but has had periods of delinquency in the past [Redacted] months and briefly after the deferral. No recent indication of hardship or active loss mitigation workout activity.
REASON FOR DEFAULT: RFD noted in [Redacted] was due to extended problems.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine occupancy status
500077110	4/1/2024	4/4/2024	BK13	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	AL	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired about refinance [Redacted]. Borrower inquired about pandemic assistance [Redacted]. Borrower noted as deceased [Redacted] in [Redacted]. Borrower requested refund from double payment [Redacted]. Borrower requested lower payment [Redacted]. Servicer advised [Redacted] not eligible for FB. Borrower stated [Redacted] has [Redacted]. Mod workout discussed with borrower [Redacted]. Borrower inquired about escrow [Redacted]; searching for new insurance carrier. Borrower stated [Redacted] had unexpected expenses. Borrower inquired [Redacted] about credit reporting. Borrower inquired [Redacted] about changing terms of loan. Borrower inquired about status of loan [Redacted]. Mod workout discussed [Redacted]; borrower inquired about workout options. Last borrower contact [Redacted].
REASON FOR DEFAULT:  Borrower death. Borrower illness.
FORECLOSURE: No FC activity noted.
BANKRUPTCY: Loan noted to be in active BK at start of contact history; filing date and case number unknown.  BK discharged [Redacted].  Servicer notes review for proof of claim [Redacted]; details of BK filing not provided.
PROPERTY: Property occupancy at origination unknown. [Redacted] area noted [Redacted] and again [Redacted]; no indication property was affected. No pending hazard insurance claim noted. Borrower stated [Redacted] had house repairs; no further details noted
500073529	5/1/2024	4/26/2024	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	KY	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower noted as deceased on [Redacted]. [Redacted] (SII, borrower's son) provided proof of insurance coverage in [Redacted] and declined payment assistance. A different [Redacted] (son) gave a promise to pay in [Redacted] and in [Redacted]. Servicer notified customers the LIBOR index would not be used effective [Redacted]; servicer was moving to the SOFR index. [Redacted] (son) made a phone payment in [Redacted] and requested a payoff quote.[Redacted] made sporadic promises to pay through [Redacted]. Last contact was another payoff request in [Redacted].
REASON FOR DEFAULT: Extended problems (car repairs)
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500074878	5/1/2024	4/2/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	HI	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower was in active bankruptcy in [Redacted] and made a phone payment. Borrower requested a [Redacted] statement in [Redacted]. Borrower discussed the account in [Redacted]; loan reinstated that month and has since remained current. Borrower requested website access assistance in [Redacted].
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: Filing date unknown, chapter [Redacted] discharged [Redacted].
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500074520	5/1/2024	4/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] borrower called in to discuss payments and to reset his password. Last contact was on [Redacted]; borrower advised that he will make a payment by the end of the month. Servicer proactive in making call attempts.
REASON FOR DEFAULT: Unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Occupancy unknown. No property issues noted
500077188	5/1/2024	4/11/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted]-year fixed rate modification completed after borrower became disabled and was unable to return to work; first payment due [Redacted]. No servicing notes between [Redacted] and [Redacted]. Borrower had an NSF payment in [Redacted] as [Redacted] was drafted on a closed account; borrower reinstated the following month using cashier's checks as servicer required certified funds for [Redacted] days after the NSF payment. Borrower tried to re-enroll in [Redacted] payments in [Redacted] but servicer declined due to the missed [Redacted] payment. Borrower disputed delinquency during most recent contact in [Redacted]; loan reinstated that month.
REASON FOR DEFAULT: Bank account was closed and caused an NSF after an auto draft; borrower had to send payments through certified funds
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupancy verified with servicing notes; no mention of current property condition.

500074529	5/1/2024	4/23/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower maintained contact throughout [Redacted], hardship due to income curtailment and escrow increase. Account remained current after. [Redacted] reinstatement until missed payment [Redacted], hardship due to time off work with [Redacted]. Last contact [Redacted], borrower kept promise to reinstate [Redacted] payments by end of month.
REASON FOR DEFAULT: [Redacted] income curtailment and illness
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500076357	5/1/2024	4/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower made contact [Redacted] to cure delinquency, no assistance requested. Account remained current until missed payment [Redacted]. Reinstated [Redacted] with no contact, and account remains current. Last contact [Redacted] for a password reset.
REASON FOR DEFAULT: Income curtailment
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted
500075339	5/1/2024	4/9/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] Borrower reports they are no longer interested in assistance, loss mit is closed out. Pay history shows account was brought current. [Redacted] Borrower calls in to request assistance, a verbal repayment plan is accepted. [Redacted] Borrower defaults on the plan. Borrower has not been very responsive with numerous unsuccessful attempts at contact recorded. The most recent contact was on [Redacted] with repayment plan being discussed. Details of repayment plan not noted.
REASON FOR DEFAULT: [Redacted] Pandemic unemployment. [Redacted] Illness of mortgagor.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500075985	4/1/2024	4/15/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. Borrower called on [Redacted] stating would make a payment in about a week, then called on [Redacted] noting the payment is too high and wanted a lower payment and was advised of modification to lower payment or refinancing to lower interest rate. It appears that loss mit review was initiated, however, workout closed in [Redacted] due to inactivity. Last contact was on [Redacted], borrower wanted to know if they were insured and was advised that they are.
REASON FOR DEFAULT: Curtailment of income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500075069	5/1/2024	4/18/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is chronic [Redacted]-delinquent with no borrower contact during review period. Borrower is unresponsive to call attempts, no hardship or request for assistance noted.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500075280	5/1/2024	4/26/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] Borrower reports they have been impacted by [Redacted]-[Redacted], a FB plan is set up. [Redacted] A mod is completed. [Redacted] Additional assistance is requested, a repayment plan is set up. [Redacted] plan is denied, borrower reports they can not afford the payments. [Redacted] Another repayment plan is offered. [Redacted] Borrower defaults on the plan. [Redacted] Borrower is still working with loss mit. [Redacted] a deferral is approved. [Redacted] Deferral is completed. Borrower has been cooperative. The most recent contact was on [Redacted] to make payment arrangements.
REASON FOR DEFAULT: [Redacted] Pandemic. [Redacted] Pandemic. [Redacted] illness of family member.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500073100	5/1/2024	4/29/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. No contact with borrower until [Redacted]; called to schedule a payment. Borrower is unresponsive to calls/dialer. Last contact was on [Redacted], non-obligor [Redacted] called for password reset; tried to log in to make a payment online but account was locked. Borrower fell behind on the loan in [Redacted] but was able to make additional payments in [Redacted] bringing the loan current.
REASON FOR DEFAULT: Unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY:  No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500073941	5/1/2024	4/12/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower was on an active [Redacted] FB plan that ended in [Redacted]; plan terms were not provided. Borrower had questions regarding a streamline mod solicitation he received in [Redacted]. Co-borrower asked about a repay plan solicitation in [Redacted] but made a phone payment. Borrower didn't provide a hardship until [Redacted], [Redacted] unemployment. Borrower scheduled three months of payments in [Redacted]. NSF in [Redacted]. Borrower was working with a state program ( [Redacted] ) to reinstate in [Redacted]. Borrower submitted an assistance application in [Redacted], retention options were denied. No contact with borrower, but servicer approved a [Redacted]-month deferral in [Redacted]. Last contact was a phone payment in [Redacted]. An NSF payment in [Redacted] was reinstated later that month.
REASON FOR DEFAULT: Co-borrower unemployment, loss of work due to [Redacted]
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500074721	5/1/2024	4/30/2024	CURR	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] An authorized party reports they are unable to sign the approved mod as the borrower is deceased, states they submitted a death certificate over [Redacted]yrs. ago. No notes found showing the certificate was submitted or the modification was submitted. The most recent contact was on [Redacted] with wife of borrower being told they are not authorized on the account. No further significant activity is or contact was recorded.
REASON FOR DEFAULT: [Redacted] Death of borrower.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.
TITLE ISSUES: Borrower is deceased. Status of probate is unknown.

500073947	5/1/2024	4/25/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower made phone payments in [Redacted] and [Redacted]. Borrower confirmed the due date in [Redacted], and had payments set up through bank bill pay. Infrequent contact despite a rolling [Redacted]-day delinquency. Borrower confirmed payment had been mailed in [Redacted]; loan reinstated that month. Borrower made a phone payment in [Redacted]. Payment changed after an escrow analysis in [Redacted]. Borrower changed insurance carriers in [Redacted]. Last contact was a promise to pay on [Redacted].
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy. Property was in a [Redacted] area for [Redacted] in [Redacted], no mention of damage.

500075320	4/1/2024	4/17/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. No borrower contact noted. [Redacted]-month payment deferral completed [Redacted]. Borrower hardship/intentions are unknown. No skip trace or door knock attempts noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected. No pending hazard insurance claims noted.

500073982	4/1/2024	3/6/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. Demand notice was sent on [Redacted] - loan extremely delinquent, due for [Redacted]. Borrower submitted loss mit application in [Redacted] and was approved for a mod however, mod expired [Redacted], noting signed agreement not received. Borrower stated on [Redacted] that they sent the signed modification via fax on [Redacted] and via email on [Redacted] but was advised that SPS never received the signed mod and expired on [Redacted]. Mod agreement was received on [Redacted] but could not be accepted due to loan not post mod current; borrower had not made the required payments and would have needed to make up [Redacted] of payments in order to consider; mod closed. Loan reinstated in [Redacted]. NSF notification was sent on [Redacted]. Last contact was on [Redacted], borrower called for insurance inquiry.
REASON FOR DEFAULT: Unknown.
FORECLOSURE: File was referred to attorney on [Redacted]. FC file closed on [Redacted] due to loan reinstated.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500073619	4/1/2024	4/16/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Occasional contact is recorded with borrower making payment arrangements. [Redacted] A NSF is discussed. Borrower schedules a payment [Redacted] Borrower accepts a verbal repayment plan. [Redacted] payments of [Redacted] are set up starting on [Redacted]. End date of plan not noted. [Redacted] Borrower defaults on the plan, they thought they had funds in their account. Borrower has been cooperative but not very responsive with numerous recent unsuccessful attempts to contact records. The most recent contact was on [Redacted] to discuss the account.
REASON FOR DEFAULT: [Redacted] Excessive obligations [Redacted] Extended problems.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500075207	5/1/2024	4/24/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Fairly regular contact is recorded with the borrower making payment arrangements and giving various RFDs. [Redacted] Borrower reports they are struggling and do not know when they will be able to make payment. [Redacted] Payment arrangements are being made.[Redacted] Borrower is surprised the account is not current. The most recent contact was on [Redacted], account is being discussed and a payment is scheduled.
REASON FOR DEFAULT: [Redacted] Pandemic. [Redacted] Extended problems. [Redacted] Auto-pay issues. [Redacted] Borrower was not aware. [Redacted] Illness of mortgagor.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500077137	4/15/2024	4/5/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower hardship noted [Redacted] due to unemployment; borrower requested pandemic assistance. Borrower advised [Redacted] would make payment online. Borrower cancelled [Redacted] [Redacted]. Borrower inquired about tax payment [Redacted]; borrower states paid at end of each month. No further contact noted with borrower.
REASON FOR DEFAULT:  Borrower unemployment.
FORECLOSURE: No FC activity noted.
BANKRUPTCY: No BK activity noted.
PROPERTY: Property occupancy at origination unknown. [Redacted] area noted [Redacted]; no indication property was affected. No pending hazard insurance claim noted
500075960	4/18/2024	4/10/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. No contact with borrower, referred to foreclosure in [Redacted]. Borrower applied for payment assistance in [Redacted]; retention options were denied, borrower appealed the decision in [Redacted]. Borrower reinstated in [Redacted], source of funds unknown. Borrower gave a promise to pay in [Redacted]. No contact for a year, until [Redacted] when borrower applied for payment assistance. Retention options were denied, and borrower reinstated later that month. Borrower gave a promise to pay in [Redacted], no further contact.
REASON FOR DEFAULT: [Redacted] issues, illness in the family, lack of work
FORECLOSURE: Referred [Redacted]. Delays for original note and missing AOM recording. Loss mit hold [Redacted]. Loan reinstated in [Redacted]. Referred [Redacted], borrower reinstated in [Redacted].
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500075789	5/1/2024	4/29/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account was performing with no contact through [Redacted] and has since been chronic [Redacted]+ delinquent. Last contact [Redacted] regarding HOA delinquency. Borrower has not requested assistance for the mortgage delinquency. Most recent reinstatement of [Redacted] payments posted [Redacted].
REASON FOR DEFAULT: [Redacted] impact, details unknown
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.
TITLE ISSUES:  Borrower requested assistance with HOA delinquency [Redacted] with possible pending HOA foreclosure. Servicer advised him to make arrangements directly with HOA. Current HOA status is unknown.

500076931	4/1/2024	4/30/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Insurance agent requested payment to new carrier in [Redacted]. Borrower missed a payment that month but reinstated in [Redacted]. NSF payment in [Redacted]. Borrower has since maintained a rolling delinquency. No contact with borrower during the past three years. Servicer disbursed taxes and insurance in [Redacted].
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: Chapter [Redacted] dismissed [Redacted]; filing date unknown. Prior Chapter [Redacted] also dismissed [Redacted].
PROPERTY: Servicing notes verify owner occupancy; no mention of current property condition.

500074088	4/1/2024	4/1/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account was performing until missed payment [Redacted] and has since been chronic [Redacted]-delinquent. Borrower has been unresponsive since last contact [Redacted] to change EZ pay date, no hardship provided or assistance requested.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500075615	5/1/2024	4/22/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted], loan severely delinquent, next due for [Redacted] and in FC status). It appears that the loan completed a modification with the prior servicer in [Redacted], modifying the maturity date to [Redacted] and IR to [Redacted].[Redacted]%. Borrower called on [Redacted] to discuss the account and was advised of FC status and loss mit options as well as reinstatement options. A deferred amount of [Redacted] was discussed on [Redacted], noting that this amount is not reflected in the modification from [Redacted]. It was explained on [Redacted] that the deferred amount of [Redacted] was a daily simple interest (DSI) loan with the prior servicer, and the amounts deferred are a combination of unpaid accrued interest as well as payment extensions processed when the account became delinquent. Loan reinstated in [Redacted]. Last contact was on [Redacted], borrower called wanting to know why there were fees and charges on the monthly statement iao [Redacted] when she had just reinstated the account, no further details.
REASON FOR DEFAULT: Borrower unemployment.
FORECLOSURE: File has been referred to FC; referral date not provided. FC file closed on [Redacted] due to reinstatement.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Property verified as owner occupied on [Redacted].

500076055	4/1/2024	4/30/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower applied for assistance in [Redacted]; retention options were denied, reason unknown. Borrower reported a [Redacted] hardship in [Redacted], and servicer agreed to defer [Redacted] payments in [Redacted]. Borrower confirmed he had paid his insurance premiums in [Redacted] and asked servicer not to pay. Borrower made a promise to pay in [Redacted]. Despite no contact with borrower for a year, servicer completed a one-month [Redacted] deferral in [Redacted] to reinstate the account. Borrower asked about a payment change in [Redacted]; change was due to an escrow shortage from [Redacted]-[Redacted] due to payment default. No further contact.
REASON FOR DEFAULT: [Redacted] impacted borrower's business
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500074584	4/1/2024	4/22/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Minimal contact recorded with no significant activity noted. The most recent contact was on [Redacted] with borrower asking for a password reset and then dropping the call. Borrower has not been responsive. No loss mit activity noted
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500074235	3/24/2024	3/29/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan boarded [Redacted] with an expiring [Redacted] FB, start date unknown. Borrower inquired about retention options [Redacted], mod denied [Redacted] per investor guidelines. Borrower reinstated [Redacted] payments [Redacted]-[Redacted]. There is little ongoing contact, current hardship reason is unknown. Borrower hung up at last contact [Redacted].
REASON FOR DEFAULT: [Redacted] unemployment
FORECLOSURE: No FC activity found
BANKRUPTCY: BK[Redacted] discharged prior to review period, case details unknown.
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500073753	5/1/2024	4/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower declined a mod offer [Redacted] and reinstated [Redacted] payments [Redacted]. Borrower has maintained contact for phone payments, declines to discuss hardship or loss mitigation. Last contact [Redacted] for phone payment.
REASON FOR DEFAULT: Excessive obligations
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. Borrower advised he was working on property repairs [Redacted], claim opened, no details provided regarding damages or current condition.

500075578	5/1/2024	4/5/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan boarded [Redacted] with borrower making double payments per month until delinquency was cured [Redacted]. Account remained current with regular contact regarding frequent NSF returns until NSF [Redacted] was not replaced in month due. No assistance has been requested; borrower was then unresponsive until [Redacted] reinstatement of rolling [Redacted]-delinquency. Last contact [Redacted] regarding most recent NSF; servicer has not noted that certified funds are required.
REASON FOR DEFAULT: Excessive obligations
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500074811	5/1/2024	4/5/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] A mod is being implemented, no RFD is given. [Redacted] Borrower requests additional pandemic assistance. [Redacted] Loss mit denied due to being ineligible. [Redacted] Borrower reports they were in jail when [Redacted] signed the mod and would like it reversed, they are advised of the dispute process. No notes found showing a dispute was submitted. The most recent contact was on [Redacted], payment arrangements are being made and borrower gives a RFD. [Redacted] Notification mailed to borrower [Redacted].
REASON FOR DEFAULT: [Redacted] Pandemic.[Redacted] Curtailment of income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500075663	4/1/2024	4/23/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Last contact with borrower was on [Redacted], the borrower called in about the payments on the account. No further details noted and no further contact despite attempts made. The borrower appears to be cooperative. The loan is current but has had periods of default over the past [Redacted] months. No further indication of hardship or loss mitigation discussions in the contact history.
REASON FOR DEFAULT: RFD last noted in [Redacted] was due to extended problems and financial issues. No further details noted.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine occupancy status
500076069	5/1/2024	4/8/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan rolling [Redacted]-days delinquent from [Redacted] to [Redacted]. Limited contact noted with borrower. Borrower transferred to claims [Redacted]; no details of pending claim noted. NSF payment noted [Redacted]. Borrower stated [Redacted] identity was stolen; requested workout. Servicer offered [Redacted]-month repayment of [Redacted] starting [Redacted]. Borrower stated [Redacted] would make payment for FB. Borrower called [Redacted] to confirm FB due date. Borrower confirmed [Redacted] for repayment plan [Redacted]. Borrower inquired about payoff [Redacted]. Borrower asked [Redacted] about escrow refund. Borrower inquired about end of FB [Redacted]. Borrower inquired about next due date [Redacted]. Borrower requested online access and to cancel [Redacted] [Redacted]. No further contact noted.
REASON FOR DEFAULT: Identity theft.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected. No pending hazard insurance claims noted
500072918	5/1/2024	4/20/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Co-borrower reviewed a trial mod plan in [Redacted]; servicer advised the final modification terms were under review. Co-borrower declined the modification offer and reinstated the loan that month. Co-borrower requested a refinance referral in [Redacted] and reviewed an escrow shortage in [Redacted]. Borrower made phone payments for the last few months of [Redacted]. Co-borrower reported a hardship in [Redacted] but didn't request payment assistance. Servicer offered a repay plan in [Redacted]. Borrower maintained a rolling default until reinstatement in [Redacted]. Co-borrower asked about a deferral in [Redacted] but was not eligible. No further contact.
REASON FOR DEFAULT: [Redacted]: unknown. [Redacted]: co-borrower's [Redacted] in poor health, family emergencies
FORECLOSURE: No FC activity found.
BANKRUPTCY: Chapter [Redacted] filed [Redacted], discharged [Redacted]. No mention of reaffirmation.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500075639	3/28/2024	4/25/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is chronic delinquent last [Redacted] years with little contact. Borrower declines to discuss hardship and has not requested assistance. Last contact [Redacted] to schedule a payment.
REASON FOR DEFAULT: Not provided
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500076567	5/1/2024	4/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. No contact with any party; RFD unknown. Most payments have been made through the IVR.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500075820	5/1/2024	4/3/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins prior to review period. Limited contact noted with borrower; majority of contact to schedule/maintain payments. [Redacted] party inquired [Redacted] about full amount due. [Redacted] party stated [Redacted] interested in short-pay. Borrower was advised of escrow shortage [Redacted]. [Redacted] party stated [Redacted] sold another property and this property is being rented by renters. Servicer opened review for short-pay [Redacted] for [Redacted] Workout denied [Redacted]; walk-thru value of [Redacted]. Workout again reopened [Redacted] for [Redacted] which was denied [Redacted]; minimum offer of [Redacted] Counteroffer noted [Redacted] for [Redacted] which was denied [Redacted]. Workout review again opened [Redacted] for [Redacted] which was countered to [Redacted] Offer of [Redacted] noted [Redacted] which was denied [Redacted]. [Redacted] party stated [Redacted] working with HHF for reinstatement. [Redacted] requested received [Redacted] which was posted [Redacted]. Borrower inquired about monthly statement [Redacted]. Borrower called [Redacted] to confirm payment. [Redacted] party inquired about next rate chance [Redacted]. No further contact noted.
REASON FOR DEFAULT: Curtailment of income.
FORECLOSURE: Loan was referred for FC [Redacted].  Missing assignment requested [Redacted].  Loss mitigation hold placed [Redacted] which was removed [Redacted].  Complaint filed [Redacted].  Answer with affirmative defenses noted [Redacted].  Service completed [Redacted].  FC action closed/billed after reinstatement received [Redacted].
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence; however per servicer comments now being rented. [Redacted] area noted [Redacted]; no indication property was affected. No pending hazard insurance claims noted
500073871	4/1/2024	4/10/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower requested assistance in [Redacted]. [Redacted] Deferral completed for [Redacted], funds to cover [Redacted] P&I Payments, [Redacted] for Escrow advances and [Redacted] for LLA balance. Borrower called [Redacted] requested assistance due to income reduction. Borrower given trial mod on [Redacted]. Borrower called in [Redacted] said they [Redacted] not be able to make payment, and was advised if they failed to make payment trial plan would be cancelled. Modification completed [Redacted], new [Redacted] [Redacted], new due date [Redacted]. P&I and IR not noted. Borrower called periodically to make payment, servicer made several attempts for [Redacted] and [Redacted]. [Redacted] borrower called and advised their hours were cut at work. Last contact [Redacted] borrower called to make payment and stated they did not want review for options opened.
REASON FOR DEFAULT: Short term disability. Reduction in income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Occupancy unknown. No property issues noted
500075448	5/1/2024	4/25/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. No contact until borrower confirmed payment receipt in [Redacted]. In [Redacted], borrower reported a hardship and requested assistance options. No contact until [Redacted]; borrower gave a promise to pay. In [Redacted], borrower was concerned about a payment change; change was due to an escrow shortage.
REASON FOR DEFAULT: Borrower illness, income curtailment.
FORECLOSURE: No FC activity found.
BANKRUPTCY: Chapter [Redacted] filed in [Redacted], date unknown; dismissed [Redacted].
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500075417	5/1/2024	4/26/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Very limited contact with borrower in review period. Servicer made attempts throughout to reach borrower and offer loss mitigation. last contact on [Redacted] when servicer called borrower who agreed to make payment. Borrower did not respond to any attempts after.
REASON FOR DEFAULT: Not noted.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy and condition not noted
500076205	5/1/2024	4/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Last contact with borrower was on [Redacted], The borrower called in to inquire why the interest rate was changing. Was advised due to a prior modification. She said getting a reduction in her taxes and will send that in. The notes reflect two deferrals were completed, the first completed on [Redacted] deferring [Redacted] payments totaling [Redacted], and the second completed on [Redacted] deferring [Redacted] payments totaling [Redacted], The borrower appears to be cooperative and the loan has remained current since the most recent deferral. No further indication of hardship or loss mitigation discussions in the contact history.
REASON FOR DEFAULT: RFD last noted in [Redacted] was due to [Redacted] issues and surgery.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine occupancy status
500074069	5/1/2024	4/12/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Last contact with borrower was on [Redacted], The borrower called in to discuss the account, no further details were noted. The borrower appears to be cooperative and is in frequent contact with the servicer. The loan is current but has had brief periods of delinquency in the past [Redacted] months. No further indication of hardship or loss mitigation discussions in the contact history.
REASON FOR DEFAULT: RFD last noted in [Redacted] was due to extended problems. No further details noted.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine occupancy status
500074817	4/1/2024	4/10/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower requested a [Redacted] statement in [Redacted] and a VOM in [Redacted]. Borrower authorized her [Redacted] in [Redacted], who made a phone payment in [Redacted]. [Redacted] asked servicer to remove the tax line from the escrow account in [Redacted], no payment that month. [Redacted] declined a repay plan in [Redacted] and reinstated in [Redacted]. Borrower requested a [Redacted] statement in [Redacted] and said [Redacted] would make payments over the next few months. Most payments were made via phone pay through [Redacted]. [Redacted] made a phone payment in [Redacted] to reinstate a missed payment, no further contact.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500074390	4/1/2024	4/4/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. Borrower has missed multiple monthly payments but has been able to bring the loan current. No contact with borrower noted in contact history.
REASON FOR DEFAULT: Unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500075067	5/1/2024	4/19/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. No contact until [Redacted]; borrower called to discuss repayment plan, requesting for the plan to be pushed back by two weeks and was advised the plan dates could not be changed. Borrower also accepted repayment plan in [Redacted] but defaulted in [Redacted] due to failed payments. Another repayment plan failed in [Redacted] also due to failed payments. The last repayment plan borrower entered into in [Redacted] expired in [Redacted]. Borrower appears to have been severely delinquent in [Redacted], due for [Redacted] in [Redacted]. The borrower continues to struggle making the monthly payments but appears to be able to bring the loan current. Last contact was on [Redacted], borrower scheduled a payment.
REASON FOR DEFAULT: Borrower illness.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500074256	5/1/2024	4/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account was performing with little contact through [Redacted], hardship due to hospitalization and excessive [Redacted] bills. Assistance requested [Redacted], trial terms are not noted. Assistance denied [Redacted] for failure to make payments and borrower was unresponsive until request for reinstatement [Redacted], default cured by [Redacted] assistance [Redacted]. Account remains current last [Redacted] months, last contact [Redacted] to request due date change.
REASON FOR DEFAULT: Hospitalization, [Redacted] bills
FORECLOSURE: Demand sent [Redacted], referred to attorney [Redacted], first [Redacted] delayed by missing AOM, reinstated [Redacted].
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500077073	4/1/2024	4/19/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Last contact with borrower was on [Redacted], The borrower called in to make a payment over the phone. The borrower appears to be cooperative. The notes reflect a repayment plan sent to the borrower via email on [Redacted], the terms of which were not noted. The loan is current but has had periods of default throughout the past [Redacted] months. The borrower [Redacted] be experiencing hardship and it appears that loss mitigation workout options are currently in progress.
REASON FOR DEFAULT: RFD last noted in [Redacted] was due to curtailment of income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine occupancy status
500075762	4/1/2024	4/18/2024	BK13	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan boarded [Redacted] with a trial plan in progress, completed [Redacted]. Final mod approved [Redacted] was booked [Redacted] due to court approval delay. Account has remained chronic delinquent last [Redacted] years with no contact until [Redacted] inquiry about suspense balance. Next contact [Redacted] to submit loss mit application, hardship is not noted. Assistance was denied, no reason is noted. Borrower has made [Redacted] payments in the last [Redacted] months to catch up on her own, last contact [Redacted] to confirm amount due.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found
BANKRUPTCY: BK[Redacted]  filed in [Redacted] remained open at service transfer [Redacted]. BK court approved mod [Redacted]. MFR requested [Redacted], delayed by missing AOM and never filed. Objection to trustee's notice of Final Cure was filed [Redacted], servicer continues to monitor for hearing date or discharge order.
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500073212	5/1/2024	4/25/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. There is little contact last [Redacted] years, borrower cures occasional delinquency with no discussion of hardship or request for assistance. Last contact [Redacted] to reinstate [Redacted] payments.
REASON FOR DEFAULT: Excessive obligations
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted
500075161	4/1/2024	3/19/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Limited contact noted with borrower. Borrower requested [Redacted]. Borrower inquired about double payment [Redacted]. Borrower called to make payment [Redacted]. Borrower stated [Redacted] was hospitalized. Borrower stated [Redacted] lost job [Redacted] of [Redacted]. No further contact noted.
REASON FOR DEFAULT: Borrower illness.  Borrower unemployment.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. No property damage noted. No pending hazard insurance claims noted
500074425	5/1/2024	4/12/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins on [Redacted]. [Redacted] borrower called in to make a payment. [Redacted] Co borrower called in; delinquency discussed. Co-borrower declined a verbal FB plan. [Redacted] Co-borrower agreed to a verbal repayment plan starting on [Redacted] for [Redacted]. Length of plan not noted. Plan still active as of [Redacted] when co-borrower called in to make the payment. [Redacted] Plan default noted due to failed payments. [Redacted] Co-borrower advised that she is delinquent due to car repairs, an electric bill and increase of payment due to escrow. She advised that she’ll make a payment by [Redacted]. She advised that she is attempting to pull funds from her [Redacted]. There is monthly communication regarding payment arrangements throughout the history. The last contact was on [Redacted]; the co-borrower called to set up a payment.
REASON FOR DEFAULT: Car repairs, an electric bill and increase of payment due to escrow.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Occupancy unknown. [Redacted] Co-borrower advised that there is damage to the structure of the home due to an ice storm. DOL not provided. Servicer provided the borrower with LPI insurance claim information and transferred her to the insurance department. [Redacted] borrower advised that he is waiting to get funds from his [Redacted] to make repairs to the property. [Redacted] borrower advised that insurance was good through [Redacted]. Servicer requested that the borrower fax in insurance documents. [Redacted] servicer advised no fax received and requested insurance documents. Comments do not provide repair amount, if repairs were completed or if insurance claim was completed
500073433	5/1/2024	4/25/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. No contact until [Redacted]; borrower called to go over options for assistance. Loss mit review was initiated, however, it appears that borrower did not qualify - denial sent [Redacted]. Borrower stated on [Redacted] that he was on leave and would return to work once his doctor cleared him, noting still employed but the employer had taken him off the payroll. Borrower was offered a repayment plan in [Redacted], but the plan expired on [Redacted]. Borrower struggles to make the monthly payments but appear to be able to bring the loan current. Last contact was on [Redacted], borrower called regarding change in payment, stating that he paid the insurance and was informed of the escrow analysis.
REASON FOR DEFAULT: [Redacted] leave, reduction in income - disability.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500076120	5/1/2024	4/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. Borrower called on [Redacted] stating that she would be sending a payment by the end of the week. Loan was extremely delinquent in [Redacted], with a due date of [Redacted]. [Redacted] mod review was initiated in [Redacted] and the borrower was approved for the mod effective [Redacted], with a modified [Redacted] of [Redacted] and it appears that the P&I stayed the same amount of [Redacted] unknown if the interest rate was modified. Borrower called on [Redacted] stating that she completed a modification and should not have escrow shortage on the account, and was advised that it is indicated on the modification (section [Redacted]) that advance made prior to the date of the mod agreement (including but not limited to escrow advances and servicing advances will continue to be due and payable under the note; noting the current balance of the advances to be [Redacted] Borrower fell behind on the loan in [Redacted] - failed to make the [Redacted] - [Redacted] payments. Borrower stated on [Redacted] that she had some [Redacted] issues and also had some issues at work and was not getting paid as she had not had a job until [Redacted]. Loss mit was discussed and a package was mailed on [Redacted], however, borrower declined the repayment plan on [Redacted], noting the payment was too much and would get caught up on her own. Borrower stated on [Redacted] that she was having difficulty making payment and repayment plan was not feasible, also noting RFD due to human rights issue at work and waiting for settlement. Last contact was on [Redacted], borrower stated that she would send in the payment on the [Redacted] and the [Redacted].
REASON FOR DEFAULT: Decrease in income and borrower illness.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500076439	5/1/2024	4/19/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	DC	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower requested [Redacted] Fb [Redacted], approved [Redacted]-[Redacted]. Borrower reinstated at FB expiration and remained current through [Redacted]. There is occasional contact last [Redacted] months for phone payments, no updated hardship provided or assistance requested. Last contact [Redacted] to verify amount due; reinstatement of [Redacted] payments posted [Redacted].
REASON FOR DEFAULT: [Redacted] income curtailment
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.
TITLE ISSUES:  Legal notices received [Redacted] and [Redacted] from attorney representing HOA for delinquent association fees, resolution is not documented.

500074445	5/1/2024	4/22/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Servicing comments on [Redacted] indicate assistance review decision notice sent, details regarding review or decision not provided. Notes on [Redacted] state that workout failed due to failure to make payments, details regarding working including start date not provided. [Redacted] borrower was approved for a trial mod starting on [Redacted], final mod approved [Redacted], mod applied [Redacted]. Modified due date of [Redacted], modified principal balance of [Redacted], deferred amount of [Redacted], no other details provided. Last contact with borrower on [Redacted], borrower confirmed he will send money to begin trial mod.
REASON FOR DEFAULT: Extended problems.
FORECLOSURE: Demand letter sent on [Redacted]. Referred to FC attorney [Redacted]. [Redacted] FC placed on hold to allow for a possible mod. [Redacted] FC closed due to modification.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy unknown, origination occupancy noted as owner occupied per Seller data. No property issues noted
500076050	4/28/2024	4/29/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is chronic delinquent with little borrower contact. Hardship [Redacted] is car repairs, no updated RFD has been provided or assistance requested. Last contact [Redacted] to schedule [Redacted].
REASON FOR DEFAULT: Excessive obligations
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500075773	6/20/2024	4/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Limited contact noted with borrower. Borrower requested assistance to make payments [Redacted]. Death of co-borrower noted [Redacted]. No further contact noted.
REASON FOR DEFAULT: Co-Borrower death.
FORECLOSURE: No FC activity found.
BANKRUPTCY: Active BK[Redacted] filed [Redacted] which was discharged [Redacted].
PROPERTY: Property occupancy at origination primary residence. No property damage noted. No pending hazard insurance claims noted
500076100	5/1/2024	4/29/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower in contact with servicer at beginning of review period to make payments. Notes show borrower on modification. Details not specified. Borrower requested assistance in [Redacted], and a repayment plan was discussed, per notes it was not implemented and the repayment plan application was withdrawn on [Redacted]. Deferral completed on [Redacted], [Redacted], funds to cover [Redacted] P&I Payments, [Redacted] for Escrow advances and [Redacted] for LLA balance. Borrower working on receiving outside assistance in [Redacted] through [Redacted] or [Redacted]. Denied repayment plan [Redacted], and conditionally approved for[Redacted]. Borrower advised they did not qualify for [Redacted] or [Redacted] assistance on [Redacted]. Borrower asked for repayment plan. Qualified for plan, UTD if plan was implemented. Borrower called in [Redacted] asking for [Redacted] or [Redacted], however was advised they did not qualify. Borrower called [Redacted] asking for mod or repayment plan. Repayment plan not implemented and closed in [Redacted]. Modification denied [Redacted]. Borrower trying to get his property taxes waved or reduced by disputing with city. Borrower called in multiple times trying to appeal decision for remaining of [Redacted]. Last contact on [Redacted] borrower called to discuss payment.
REASON FOR DEFAULT: Insufficient income throughout review period. Borrower on pension. Illness in [Redacted].
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Occupancy unknown. No property issues noted
500073860	4/17/2024	4/12/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan boarded [Redacted] on a [Redacted] FB, start date unknown. Borrower was unresponsive after plan expired [Redacted], there is no right party borrower contact during review period. Unauthorized [Redacted] inquired about why payments were returned [Redacted] and confirmed amount due.
REASON FOR DEFAULT: [Redacted] income curtailment
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500073517	6/1/2024	4/23/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] Borrower reports they are experiencing hardship and would like assistance, a repayment plan is offered. No notes found showing the offered plan was setup. [Redacted] Borrower is applying with state HHF. [Redacted] Account is approved with HHF, [Redacted], funds received on [Redacted]. [Redacted] Notes show on HHF program is terminated due to borrower becoming re-employed. [Redacted] Borrower wishes to apply for assistance. [Redacted] A verbal repayment plan is accepted. [Redacted] Borrower withdraws from assistance opting instead to apply with the state. The most recent contact was on [Redacted] with the status of HHF application being discussed.
REASON FOR DEFAULT: [Redacted] Curtailment of income. [Redacted] Excessive obligations. [Redacted] Curtailment of income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500073618	4/1/2024	3/26/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Minimal contact. [Redacted] Borrower reports they are retired with a fixed income and are struggling and would like to apply for assistance. [Redacted] Loss mit is denied due to inactivity. The most recent contact was on [Redacted] with borrower calling in to schedule payments, it is unclear if they are still struggling.
REASON FOR DEFAULT: [Redacted] Fixed income and illness of mortgagor.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500073126	7/1/2024	3/11/2024	CURR	XXXX	XXXX	Yes	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. NSF in [Redacted] was reinstated in the same month. Borrower submitted proof of delinquent tax payment in [Redacted], servicer said a refund was sent in [Redacted] but borrower hadn't received funds. NSF in [Redacted]; return message said borrower was deceased. Borrower's [Redacted] confirmed borrower death in [Redacted]. Servicer received death certification in [Redacted]. Assumption application received in [Redacted],[Redacted] was making sporadic payments on the account. In [Redacted],[Redacted] requested payment assistance;[Redacted] accepted a state [Redacted] referral. Complete assistance package received in [Redacted], servicer denied a loan assumption in [Redacted], denial reason unknown. [Redacted] program approval received [Redacted], reinstatement [Redacted] funds received in [Redacted]. [Redacted] verified funds receipt, no further contact.
REASON FOR DEFAULT: Borrower death
FORECLOSURE: Referred [Redacted], loss mit hold [Redacted] - [Redacted]. File then on AOM hold, sent for recording [Redacted]. FC dismissed [Redacted].
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition; borrower is deceased, unknown occupant.

500076142	5/16/2024	4/19/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower inquired about loss mit options in [Redacted], reviewed for loss mit and denied on [Redacted], reason for denial not specified. [Redacted] called in to find out how to make payments. Repayment plan sent on [Redacted], borrower accepted plan and wanted to make repayment payments on [Redacted] and [Redacted]. [Redacted] borrower called to make payment plan arrangements.
REASON FOR DEFAULT: Out of country due to family death.
FORECLOSURE: Notice of Default sent to borrower on [Redacted]. Multiple demand letters sent, most recently on [Redacted]. No other FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy not provided. Occupancy at origination was owner occupied per Seller data. No property issues noted
500075006	4/1/2024	4/1/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower was unresponsive throughout [Redacted] years of chronic [Redacted]-delinquency, no contact made until [Redacted] NSF outreach. Borrower set up a replacement payment but refused to discuss account, no assistance requested.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500073549	4/1/2024	3/29/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower was on unemployment in [Redacted]; borrower had regular contact with servicer through [Redacted] and paid through the IVR. Borrower was advised of an escrow shortage in [Redacted]. Servicer continued to have sporadic contact with borrower, who usually paid after grace period expiration; borrower would give a promise to pay and then pay through the IVR on a later date. Borrower declined payment assistance in [Redacted]. Payment and contact pattern continued through [Redacted]. Borrower has given monthly promises to pay in [Redacted]; last contact [Redacted].
REASON FOR DEFAULT: Unemployed, [Redacted] caused reduced work hours, borrower broke her hand and was out of work for [Redacted]-[Redacted] weeks in mid/late [Redacted]
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500075496	4/1/2024	4/16/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Limited contact noted with borrower; majority of contact to schedule/confirm payments. NSF payment noted [Redacted]. Borrower called [Redacted] to make additional payment. NSF payment noted [Redacted]. NSF payment noted [Redacted]. NSF payment noted [Redacted]. Borrower hardship noted [Redacted] in hospital for last [Redacted] weeks due to car accident; borrower declined assistance. NSF payment noted [Redacted]. Borrower setup verbal repayment; [Redacted]-payments [Redacted]. NSF payment noted [Redacted]. NSF payment noted [Redacted]. Workout closed [Redacted] due to failed payments. Verbal repayment plan again offered [Redacted]; terms not provided. Servicer reviewed payment history [Redacted]. NSF payment noted [Redacted]. NSF payment noted [Redacted]. Repayment plan offered [Redacted]. NSF payment noted [Redacted]. NSF payment noted [Redacted], [Redacted] and [Redacted]. NSF payment noted [Redacted]. Borrower requested repayment plan [Redacted]. Repayment plan offered [Redacted]. Borrower stated [Redacted] in hospital. NSF payment noted [Redacted]. Last contact [Redacted]. No plan with borrower to bring current.
REASON FOR DEFAULT: Excessive obligations. Borrower illness.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected. No pending hazard insurance claims noted
500074289	4/1/2024	3/22/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Last contact with borrower was on [Redacted], the borrower called in to discuss RFD as due to problems at their bank and was advised of the amount due. No further contact since that time despite attempts made. The borrower appears to be cooperative. The loan is current but has had periods of default in the last [Redacted] months. No further indication of hardship or loss mitigation discussions in the contact history.
REASON FOR DEFAULT: RFD last noted in [Redacted] was due to problems at the borrower's bank.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine occupancy status
500076932	5/1/2024	4/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower made a phone payment in [Redacted] to reinstate an NSF payment from earlier that month. [Redacted] was cancelled in [Redacted] after another NSF payment. Borrower verified payment receipt [Redacted] and made a phone payment in [Redacted]. Borrower continued to schedule phone payments over the next few months and reapplied for [Redacted] payments in [Redacted]. NSF payment in [Redacted] was reinstated later that month. Borrower disputed late credit reporting in [Redacted] for the [Redacted] payment; servicer confirmed payment was processed correctly. Borrower scheduled several future payments in [Redacted] but had another NSF payment in [Redacted]. Borrower reinstated the payment later that month and submitted another credit dispute. Servicer responded a few days later; servicer response was not provided. Servicer disbursed taxes on [Redacted].
REASON FOR DEFAULT: Banking issues
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports non-owner occupancy/investment property.

500073516	4/24/2024	4/22/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower maintains contact throughout [Redacted] years of chronic delinquency, no assistance requested and borrower declined a stream line solicitation. Hardship provided [Redacted] is expenses for car and home repairs and fixed SSI income. Last contact [Redacted] to make [Redacted] payment, no promise was made for [Redacted] payment.
REASON FOR DEFAULT: Excessive obligations
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500074113	5/1/2024	4/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	DC	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower was offered repayment plan in [Redacted], unclear if borrower accepted plan. Borrower reviewed for loss mitigation on [Redacted], borrower accepted deferral on [Redacted], deferral completed on [Redacted]. Payments for [Redacted] - [Redacted] deferred, total amount deferred was [Redacted]. No other loss mit activity noted. Last contact on [Redacted], borrower called to confirm [Redacted] was setup.
REASON FOR DEFAULT: Excessive obligation
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy unknown. Per Seller data, owner occupied at origination. No property issues noted
500075935	5/1/2024	4/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Last contact with borrower was on [Redacted], The borrower called in to make a payment over the phone but the account was set up on ACH. No contact since that time. The borrower appears to be cooperative. The loan has remained current since a full reinstatement was received in [Redacted]. No further indication of hardship or loss mitigation discussions in the contact history.
REASON FOR DEFAULT: RFD last noted in [Redacted] was due to curtailment of income.
FORECLOSURE: The loan was referred to foreclosure in [Redacted], but the foreclosure action was dismissed after a full reinstatement was received in [Redacted].
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine occupancy status
500075374	5/1/2024	4/19/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower had an NSF payment in [Redacted] due to a late paycheck; payment was reinstated later that month. Borrower cancelled a payment in [Redacted] due to another delayed paycheck and reported the same hardship in [Redacted] after reinstating a default. Borrower didn't give a reason for the missed [Redacted] payment but reinstated the following month. No further contact.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500074899	4/1/2024	4/10/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] Several notes are recorded regarding a misapplication of funds, it appears the issue was resolved on [Redacted]. [Redacted] Borrower calls in to discuss assistance options, is advised only liquidation options are available, borrower states they will make payments, but they might be late. [Redacted] Borrower applies for assistance. [Redacted] A deferral is denied. Borrower has not been very responsive with numerous recent unsuccessful attempts at contact recorded. The most recent contact was on [Redacted] to schedule a payment.
REASON FOR DEFAULT: [Redacted] Out of work and fell behind on bills. [Redacted] Curtailment of income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500075961	5/1/2024	4/29/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	HI	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. No contact with borrower until [Redacted] when he verified payment receipt. Borrower verified his intent to retain the property in [Redacted], said payments had been sent by mail. Promises to pay in [Redacted] and [Redacted]. no contact again until [Redacted]; borrower on social security, funds received the third week of each month, borrower gave a promise to pay.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500076060	4/1/2024	4/15/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. Borrower has missed several payments on the loan but has been able to bring the loan current. No contact with borrower noted in contact history, however, it appears that an authorized [Redacted] party answered the call on [Redacted] who stated that the borrower was not available and would have him call back. Borrower unresponsive to calls/dialer.
REASON FOR DEFAULT: Unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500075157	4/1/2024	4/11/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Coborrower accepted a verbal repay plan in [Redacted] but cancelled the plan a few weeks later. Servicer offered another repay plan in [Redacted], coborrower accepted, but cancelled the plan in [Redacted] and asked about a deferral option. NSF payment in [Redacted]; servicer approved another repay plan in [Redacted] but borrower wanted [Redacted] assistance. Another NSF payment in [Redacted]. Coborrower requested a modification in [Redacted], but servicer approved a fourth repay plan. Borrower was advised of an interest rate change and an escrow shortage in [Redacted]. Borrower asked about [Redacted]-year loan term in [Redacted]. Borrower had another interest rate change in [Redacted]. NSF payments in [Redacted], two in [Redacted] and another in [Redacted]. Last contact was a payment scheduled for [Redacted], made [Redacted].
REASON FOR DEFAULT: Coborrower [Redacted] is deceased. Hardship reason unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500074366	5/1/2024	4/24/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account was performing through [Redacted], hardship due to lost job and required surgery. Special FB approved [Redacted], payments resumed [Redacted] and mod approved effective [Redacted]. Account is [Redacted] in the last [Redacted] months, no new hardship provided. Borrower has paid timely since most recent reinstatement [Redacted], last contact [Redacted] regarding escrow shortage.
REASON FOR DEFAULT: [Redacted] unemployment, [Redacted]
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500076437	5/1/2024	4/10/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. NSF payment in [Redacted]; borrower gave a promise to reinstate the following week. Borrower advised servicer of payment misapplication in [Redacted], which caused an escrow shortage; servicer agreed to correct and reanalyze. Borrower made a phone payment in [Redacted] and asked about an escrow refund in [Redacted]. An [Redacted] escrow refund was sent in error; servicer reanalyzed the account again in [Redacted]. Borrower had not received the escrow refund in [Redacted]; servicer confirmed funds were not mailed until [Redacted]. Borrower set up [Redacted] payments during last contact on [Redacted].
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500076031	5/1/2024	3/18/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] A deferment is completed. Several notes in [Redacted] are recorded with the borrower discussing insurance cancellation letter. [Redacted] Borrower reports they are struggling and would like to apply for assistance. [Redacted] Borrower brings account current and withdraws their assistance application. Borrower has been cooperative with fairly regular contact. The most recent contact was on [Redacted] with borrower requesting and escrow analysis.
REASON FOR DEFAULT: [Redacted] unspecified hardship. [Redacted] Curtailment of income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500076000	5/1/2024	4/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Per servicing comments borrower was on repayment plan and as of [Redacted], borrower defaulted on workout due to failure to make payments, details of plan not provided. Borrower inquired about assistance in [Redacted], complete assistance packaged noted as received as of [Redacted], denied as of [Redacted], reason for denial not provided. Borrower requested to be placed on repayment plan on [Redacted], was informed that's not an option and that the only options were reinstatement or DIL. Assistance package received on [Redacted], denial letter sent on [Redacted], reason for denial not provided. Assistance ineligibility Notice sent on [Redacted]. Borrower attorney stated on [Redacted] that Borrower submitted application for [Redacted], but did not move forward due to missing paperwork from servicer. Borrower inquired about statements for [Redacted] application submission, was informed they can access statements online. Complaint noted on [Redacted]. [Redacted] approval request received on [Redacted], [Redacted] program funds noted, account reinstated on [Redacted],[Redacted] program terminated on [Redacted] due to funds being exhausted. Last contact on [Redacted], borrower stated they made payment.
REASON FOR DEFAULT: Loss of income and death in family.
FORECLOSURE: Demand letter sent on [Redacted], Referred to FC attorney [Redacted]. First legal completed on [Redacted], [Redacted] FC placed on Ombudsman hold, hold removed [Redacted], [Redacted] FC file closed due to reinstatement.
BANKRUPTCY: BK [Redacted] noted as filed as of [Redacted], exact BK filing date not provided. BK chapter noted as [Redacted] as of [Redacted], reason for change not provided. Plan confirmed [Redacted], MFR referred to attorney on [Redacted], BK dismissed on [Redacted] due to failure to make plan payments.
PROPERTY: Current occupancy unknown. Occupancy at original was owner occupied per Seller data. No property issues noted
500072916	5/1/2024	4/9/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated [Redacted] wanting to pay all corp. advance fees. Borrower stated [Redacted] not interested in ACH. Borrower hardship noted [Redacted] due to illness; in/out of hospital and sole source of income. Skip trace efforts noted [Redacted]. Borrower inquired [Redacted] if able to use funds from escrow towards payment. No recent contact noted.
REASON FOR DEFAULT: Borrower illness.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property originated as primary residence. No property damage noted. No pending hazard insurance claim noted
500075233	4/1/2024	4/4/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account was performing through [Redacted]. Assistance requested [Redacted], hardship not specified. [Redacted] month deferral approved [Redacted]. Borrower was unable to resume payments due to unemployment, returned to work [Redacted] and cured delinquency without assistance [Redacted]. Account remained current until missed payment [Redacted]. Last contact [Redacted] insurance inquiry, borrower is unresponsive about [Redacted] hardship or plan to cure rolling [Redacted] delinquency.
REASON FOR DEFAULT: Unemployment, excessive obligations
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. Notes refer to loss draft check and repairs [Redacted], no details provided regarding claim amount, damages, or property condition.

500075535	5/1/2024	4/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Early [Redacted] hardship due to [Redacted] impact. Loss mitigation application was withdrawn [Redacted] after reinstatement posted and account remained current until missed payment [Redacted]. Multiple NSF payments in [Redacted] were replaced in month due, no updated hardship provided or assistance requested. Account is [Redacted] in last [Redacted] months, last contact [Redacted] to cure [Redacted] payments.
REASON FOR DEFAULT: [Redacted] income curtailment
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500076304	6/1/2024	4/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account was performing prior to NSF return [Redacted]. Borrower agreed to [Redacted] month repay plan, no hardship provided. Delinquency was cured [Redacted] and account remained current until NSF return [Redacted]. Last contact [Redacted], hardship due to excessive obligations. Delinquency was cured in [Redacted].
REASON FOR DEFAULT: Excessive obligations
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500075321	5/1/2024	4/1/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Review decision notice sent on [Redacted], details of loss mit review or decision provided. Per borrower contact on [Redacted], appears borrower was approved for repayment plan, details of plan nor provided, plan completed on [Redacted]. Loan reviewed for loss mit in [Redacted], denied as of [Redacted]. Borrower declined assistance on [Redacted], loan reinstated as of [Redacted]. Last contact on [Redacted], authorized third party called in regards to reinstatement amount, was informed to allow a few more days to apply it.
REASON FOR DEFAULT: Bills were not received..
FORECLOSURE: Demand Letter sent on [Redacted], loan referred to FC attorney [Redacted]. [Redacted] FC placed on hold due to modification. [Redacted] FC closed due to reinstatement.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy unknown. Occupancy at origination was owner occupied per Seller data. No property issues noted
500073802	4/25/2024	4/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. No contact noted with the borrower in the contact history despite attempts made. The notes show a deferral was completed on [Redacted] deferring [Redacted] payments totaling [Redacted]. The loan has had periods of default since that time but is now current. No further indication of hardship or loss mitigation discussions in the contact history.
REASON FOR DEFAULT: No RFD found.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine occupancy status
500076516	5/1/2024	4/19/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] A loss mit application is received. [Redacted] A deferral is completed, no RFD is provided. [Redacted] A loss mit application is submitted. [Redacted] A deferral is completed. Borrower has not been responsive with numerous unsuccessful attempts at contact recorded. The most recent contact was on [Redacted] with an authorized [Redacted] party to discuss the account and review retention options.
REASON FOR DEFAULT: [Redacted] Unspecified hardship.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500074585	4/1/2024	3/18/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] Borrower is making payment arrangements, notes reference a repayment plan. Details of the plan not noted. [Redacted] Workout failed due to failure to make payments. [Redacted] Borrower is again requesting assistance. [Redacted] Workout is withdrawn due to missing docs. The most recent contact was on [Redacted] with the borrower reporting that their bank account was hacked. [Redacted] Notes indicate payment was returned due to the account being frozen.
REASON FOR DEFAULT: [Redacted] Excessive obligations. [Redacted] Fraud.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500075413	5/1/2024	4/17/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Limited contact noted with borrower. Borrower called [Redacted] to schedule payment. Borrower requested monthly statement [Redacted]. Borrower scheduled payment [Redacted]. NSF payment noted [Redacted]. Borrower called [Redacted] to make payment. Borrower scheduled payment [Redacted]. NSF payment noted [Redacted]. Borrower inquired about payment increase [Redacted]. No further contact noted.
REASON FOR DEFAULT: Hardship not provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. No property damage noted. No pending hazard insurance claims noted
500075204	4/1/2024	4/4/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. Co-borrower called on [Redacted] to make changes to pending [Redacted] due to payroll change; declined loss mit discussion. A repayment plan was offered in [Redacted], however, plan defaulted in [Redacted] due to borrowers failed to make a payment. Length of plan not noted. Co-borrower stated in [Redacted] that there was death in the family. Multiple NSF notifications have been sent, loan is currently rolling [Redacted] days delinquent. Last contact was on [Redacted], co-borrower called to schedule a payment, noting hardship due to death in the family and decreased hours at work, however, declined a [Redacted] month repayment plan that was being offered.
REASON FOR DEFAULT: Death in the family, curtailment of income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500075651	5/1/2024	4/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. In [Redacted], co-borrower notified servicer of borrower (Charlie) death due to [Redacted]; borrower left property to his [redacted], who is living in the property. Borrower's [Redacted] requested a reinstatement quote in [Redacted]; funds were paid that month. No further contact.
REASON FOR DEFAULT: Borrower death
FORECLOSURE: Referred [Redacted]. AOM hold [Redacted], [Redacted] hold [Redacted]. Holds removed [Redacted]. Loan reinstated in [Redacted], case dismissed [Redacted].
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes report non-owner occupancy by deceased borrower's [redacted]. No mention of property condition.
TITLE ISSUES: Missing vesting deed out for [Redacted], Missing vesting deed in for [Redacted]; property also in probate. Title claim filed [Redacted]. Claim acknowledged [Redacted], insurer hired outside legal counsel. Title review closed [Redacted], no loss as tenancy by entirety obviated the need for vesting deed.

500076171	4/1/2024	4/1/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. No contact with the borrower noted in the contact history despite attempts made. The loan is current but has had periods of delinquency throughout the past [Redacted] months. No other indication of hardship or loss mitigation discussions in the contact history.
REASON FOR DEFAULT: No RFD found.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine occupancy status
500076912	5/1/2024	4/8/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted], newly boarded loan, welcome letter sent [Redacted]. Borrower called on [Redacted] to schedule a payment. [Redacted]-[Redacted] options discussed in [Redacted]. Borrower inquired about [Redacted] on [Redacted] but was advised servicer does not offer that option. Borrower requested payoff on [Redacted]. Last contact was on [Redacted], borrower scheduled a payment.
REASON FOR DEFAULT: Excessive obligations.
FORECLOSURE: No FC activity found.
BANKRUPTCY: BK[Redacted] filed [Redacted], discharged [Redacted].
PROPERTY: No property issues found. Property verified as owner occupied on [Redacted].

500074684	5/1/2024	4/8/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	AR	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower gave a promise to pay in [Redacted] and verified the due date in [Redacted]. No further contact.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500076989	5/1/2024	4/24/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins prior to review period. Contact with borrower in [Redacted] to assist with payment processing. Borrower makes payments through ACH. last contact with borrower on [Redacted] stating he would be making a payment on [Redacted] to bring account current. No other contact with the borrower was noted.
REASON FOR DEFAULT: Excessive obligations.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found
PROPERTY: Occupancy unknown. No property issues noted.
TITLE ISSUES: Notice of tax sale received from borrower in [Redacted]. Servicer confirmed tax lien is penalty is being assessed for water/sewer and taxes from [Redacted]; payment sent by servicer
500074988	5/1/2024	4/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Only contact with borrower was [Redacted]; borrower asked to change the due date as all bills come at the beginning of the month, but he doesn't have funds until the middle of each month. Servicer advised borrower of the extra interest funds needed to change the due date.
REASON FOR DEFAULT: Income timing
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500074726	4/1/2024	4/24/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Fairly regular contact is recorded with borrower making payment arrangements and giving various RFDs. [Redacted] reports they had a family emergency. [Redacted] Borrower can not afford an offered repayment plan. [Redacted] Borrower declines assistance. [Redacted] A [Redacted]-[Redacted] deferral is completed. The most recent contact was on [Redacted], borrower reports they will be making payment as soon as possible.
REASON FOR DEFAULT: [Redacted] Excessive obligations. [Redacted] Hospital bills. [Redacted] Financial hardship. [Redacted] Family issues.[Redacted] Death in the family. [Redacted] Curtailment of income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500076737	5/1/2024	4/12/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Co-borrower asked servicer to pay delinquent taxes in [Redacted] and confirmed payment was made in [Redacted]. Co-borrower had sporadic contact with servicer during phone payments over the next few years. No requests for payment assistance despite periods of default and ongoing hardship. Last contact was a phone payment from co-borrower in [Redacted].
REASON FOR DEFAULT: Income reduction
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Co-borrower verified owner occupancy; unable to verify current property condition.

500073570	5/1/2024	4/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Per contact with borrower on [Redacted], repayment plan was explained to borrower, unclear if borrower was placed on repayment plan and details of repayment plan, no other details provided. Borrower declined assistance on [Redacted] and [Redacted]. Borrower informed about [Redacted] program twice, most recently on [Redacted], borrower stated he had nothing to write with both times. [Redacted] borrower accepted a verbal repayment plan and was advised of [Redacted] program, repayment plan completed on [Redacted]. . [Redacted] borrower called in asking about a mod. Borrower declined repayment plan on [Redacted]. Loan reviewed for assistance in [Redacted], investor approved two month deferral as of [Redacted], [Redacted] borrower stated he would have to think about it, [Redacted] borrower called in and declined deferral, loss mit review closed. [Redacted] Notification mailed to borrower [Redacted]. [Redacted] borrower was placed on a [Redacted]-month repayment plan, details not provided. Last contact on [Redacted], borrower stated he got [Redacted] calls and that he set up payment on [Redacted].
REASON FOR DEFAULT: Income reduced due to pandemic.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy not provided. Owner occupied at origination per Seller data. No property issues noted
500073789	3/10/2024	4/5/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower accepted a verbal repay plan in [Redacted]; RFD was not stated. Borrower reinstated in [Redacted]. In [Redacted], borrower scheduled three months of payments; subsequent payments were made through the IVR. Borrower attempted to make a phone payment in [Redacted] but call was disconnected. Sporadic phone payments continued through mid-[Redacted], with no requests for payment assistance despite a rolling delinquency. Borrower confirmed occupancy during a phone payment in [Redacted]; renters are on SSI and receive income the third week of each month. Borrower declined another verbal repay plan in [Redacted]. Borrower scheduled three months of payments in [Redacted].
REASON FOR DEFAULT: Delayed renter income
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Borrower confirmed tenant occupancy in [Redacted]; no mention of current property condition.

500076132	5/1/2024	4/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	HI	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] An escrow shortage is being discussed. [Redacted] Borrower calls in wanting to change the name listed on the deed. [Redacted] Borrower reports they are unable to make payment, a verbal repayment plan for [Redacted] months accepted, start and end date not noted, [Redacted] payment set up iao [Redacted], no RFD given. [Redacted] Plan moved to completed status. Several more comments are recorded with borrower making payment arrangements. The most recent contact was on [Redacted], borrower has some questions about making a payment online. It is unclear if the borrower is currently still struggling.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500075630	5/1/2024	4/3/2024	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Last contact with borrower was on [Redacted], The borrower called in to discuss payments and escrow analysis. The borrower committed to making the payment due and was going to reach out to their insurance company regarding the escrow analysis. No further contact with the borrower since that time No indication of hardship or loss mitigation workout activity. The loan data indicates the co-borrower is deceased. The loan is current but was rolling [Redacted] days past due within the past [Redacted] months.
REASON FOR DEFAULT: No RFD found.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine occupancy status
500074022	5/1/2024	4/25/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. It appears that the loan has been modified as it was noted on [Redacted] that a signed modification letter was sent (mod terms not discussed). Co-borrower called on [Redacted] for payment inquiry and was advised loan due for [Redacted]. Borrowers failed to make a payment in [Redacted] and appears to have been approved for a repayment plan, however, it appears the loss mit application was withdrawn on [Redacted]. A demand notice was sent on [Redacted]. Borrowers were approved for a [Redacted] month deferral, with interest totaling [Redacted]; borrower also made one payment which was applied on [Redacted]. Last contact was on [Redacted], co-borrower called to confirm payment processed on [Redacted] and was advised yes, noting the servicer will make two attempts to draft payment.
REASON FOR DEFAULT: Unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy verified as owner occupied on [Redacted].

500075397	3/30/2024	4/11/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] Borrower calls in with questions about how to apply for assistance online. [Redacted] A loss mit application is received. [Redacted] A [Redacted] month deferral is completed, no RFD is given. [Redacted] Borrower calls in to pause auto payments. [Redacted] Borrower is interested in assistance. [Redacted] A repayment plan is offered. Borrower has not been very responsive. The most recent contact was on [Redacted] Borrower called in to schedule payments for the repayment plan. Details of the repayment plan are not noted.
REASON FOR DEFAULT: [Redacted] Extended problems. [Redacted] Out of the country. [Redacted] Excessive obligations.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found

500075957	5/1/2024	4/26/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated [Redacted] would make payment; had issues with online payment. No further contact noted.
REASON FOR DEFAULT: Hardship not provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: Loan noted to be in active BK[Redacted] at start of contact history; filing date unknown.  BK discharged [Redacted].
PROPERTY:  Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected. No pending hazard insurance claims noted.

500076164	5/3/2024	4/4/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Co-borrower set up [Redacted] payments in [Redacted]. Monthly payments increased in [Redacted] after an escrow shortage due to an insurance increase. Borrower had an NSF payment in [Redacted] and co-borrower accepted a verbal repay plan the following month. Co-borrower cancelled [Redacted] payments in [Redacted]. Coborrower requested a payoff quote in [Redacted] and asked why the payment amount increased in [Redacted]; borrower had an NSF payment that month. Co-borrower asked servicer to change the due date to the [Redacted] of the month in [Redacted]. Due date change request form sent to borrower, and does not appear to have been received. Payment received [Redacted] did not include the additional interest required to implement the change. Coborrower agreed to a second verbal repay plan in [Redacted]; the plan failed in [Redacted]. Servicer referred borrower to [Redacted] program. Borrower was not eligible for [Redacted] payments in [Redacted]. Borrower had another NSF payment in [Redacted], but in [Redacted] confirmed her hardship had been resolved. Last contact was [Redacted] regarding scheduled payments.
REASON FOR DEFAULT: Excessive obligations, coborrower illness
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500076966	4/1/2024	4/15/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] A [Redacted] month [Redacted]-[Redacted] deferment is approved. [Redacted] Payment arrangements are being made, no RFD is given. The most recent contact was on [Redacted], borrower is inquiring about a claim check. No recent contact with borrower or loss mit activity was found.
REASON FOR DEFAULT: [Redacted] Pandemic.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: As of [Redacted] property is owner occupied. [Redacted] Property is reported to be vacant by a door knocker. [Redacted] Borrower reports the property has suffered wind damages and requests insurance information. [Redacted] Claim check IAO [Redacted] is mailed to borrower. [Redacted] An additional claim check IAO [Redacted] is released to borrower. Unable to confirm if repairs were completed.

500073605	4/1/2024	4/11/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower requested lower interest rate [Redacted]; advised to refinance. Borrower hardship noted [Redacted] due to curtailment of income; not getting paid on time. [Redacted] Notification mailed to borrower on [Redacted]. Borrower called in to make payment and had questions regarding step-rate change on [Redacted]. Last contact [Redacted] borrower changed payment amount; declined workout assistance. No pending workout noted to cure delinquency.
REASON FOR DEFAULT: Excessive obligations. Curtailment of income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. No property damage noted. No pending hazard insurance claims noted
500073872	4/1/2024	3/29/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Last contact with borrower was on [Redacted], The borrower called in to advise she was making a wire transfer payment. The borrower has been in regular contact with the servicer and appears to be cooperative. A loan modification was completed in [Redacted], the terms of which were not noted in the contact history. Borrower approved for two month deferral on [Redacted], due date advanced from [Redacted] to [Redacted], [Redacted] deferred. The loan has had brief periods of delinquency since that time and within the past [Redacted] months, but is now current. No further indication of hardship or loss mitigation discussions in the contact history.
REASON FOR DEFAULT: RFD last noted in [Redacted] was due to home repairs.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine occupancy status
500074379	5/1/2024	4/11/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower was unable to afford a payment change in [Redacted]; servicer discussed retention options. Borrower declined [Redacted] assistance in [Redacted] and confirmed disaster repairs were ongoing. Borrower confirmed completed repairs in [Redacted] and opted into a [Redacted]-month [Redacted] FB plan. Borrower discussed an escrow shortage in [Redacted] and reinstated the loan after FB plan expiration in [Redacted]. Borrower defaulted in [Redacted] but reinstated the following month. Borrower reported a new hardship (not stated) but declined a repay plan in [Redacted]. Borrower gave sporadic promises to pay over the next several months but declined a retention review in [Redacted] and reinstated. Borrower verified the due date in [Redacted] and an authorized third party made a lump sum payment, with excess funds to be applied to escrow. Last contact was [Redacted] during a phone payment.
REASON FOR DEFAULT: [Redacted]: [Redacted], impacted by [Redacted]. [Redacted]: income curtailment. [Redacted]: loss of income/fixed income
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy. Property was in a [Redacted] area in [Redacted]; no mention of property damage, but borrower confirmed repairs were still pending in [Redacted]; repairs were completed in [Redacted]. Servicing notes don't mention an insurance claim.

500074845	5/1/2024	4/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Regular contact is recorded with borrower making payment arrangements and discussing the account. [Redacted] Borrower requests a deferral, a verbal repayment plan is accepted. Details of repayment plan not noted. [Redacted] plan defaulted due to non payment. [Redacted] Borrower opted into another repayment plan. Details of plan not noted. [Redacted] borrower called in to make arrangements for [Redacted] payments. [Redacted] Assistance application is withdrawn. [Redacted] Borrower declines assistance, no RFD is given. The most recent contact was on [Redacted] to make payment arrangements.
REASON FOR DEFAULT: [Redacted] Extended problems.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500075684	4/1/2024	3/29/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower has not been responsive with regularly unsuccessful attempts at contact recorded. The only contact found was on [Redacted] with the borrower calling in for a password reset. No loss mit activity noted.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500074459	5/1/2024	4/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Limited contact noted with borrower. Borrower requested [Redacted] information [Redacted]. Borrower reviewed past due amount [Redacted]. Borrower hardship noted [Redacted] due to unemployment. Borrower inquired about workout plan [Redacted]. Workout decision denied [Redacted]. Borrower advised of denial [Redacted]. Workout reopened [Redacted]. Borrower stated [Redacted] starting new job next month and has renters; servicer advised retention options denied. Borrower requested payment deferral [Redacted]. Borrower requested workout options [Redacted]. Servicer advised borrower of HHF [Redacted]. Borrower requested reinstatement amount [Redacted]. Borrower stated [Redacted] working with state for assistance. Borrower stated [Redacted] applied for state assistance. HHF requested confirmed received [Redacted] which was declined [Redacted]. [Redacted] party stated [Redacted] loss mitigation docs sent and inquiring about status. Borrower requested FC sale delay [Redacted]. Borrower again requested reinstatement quote [Redacted]. Mod workout denied [Redacted]. Servicer notes open review for Mod [Redacted]. Mod workout booked [Redacted]. Borrower called [Redacted] to make payment. NSF payment noted [Redacted]. Borrower called [Redacted] to cancel ACH. Borrower stated [Redacted] paid incorrect amount. Last borrower contact noted [Redacted].
REASON FOR DEFAULT:  Borrower unemployment.
FORECLOSURE: Loan was referred for FC [Redacted].  Missing assignment requested [Redacted]. Notice of default filed [Redacted].  FC sale scheduled [Redacted] stayed by BK[Redacted] filed [Redacted].  Legal notes [Redacted] client managed litigation hold placed.  FC action closed/billed after Mod workout booked [Redacted].
BANKRUPTCY: BK[Redacted] filed [Redacted] which was dismissed [Redacted].
PROPERTY: Property occupancy at origination unknown. Borrower indicates claim check [Redacted]; no further details about property damage or claim provided. [Redacted] area noted [Redacted]; no indication property was affected
500072954	3/13/2024	3/22/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account boarded [Redacted] with a request for [Redacted] mod, denied [Redacted] for unknown reason. Borrower reinstated [Redacted] payments [Redacted]. Due date change requested [Redacted]. There is little borrower contact last [Redacted] years, borrower declines to discuss hardship and has not asked for further assistance. Last contact [Redacted] to make a payment by phone.
REASON FOR DEFAULT: [Redacted] income curtailment.
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500073086	5/1/2024	4/5/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired about escrow analysis [Redacted]. Borrower advised [Redacted] would make escrow payments the following month. Borrower called [Redacted] scheduling [Redacted]-payments. Borrower stated [Redacted] going through divorce. Borrower called [Redacted] to cancel payment; working on escrow balance. Borrower stated [Redacted] would start paying towards escrow. Borrower inquired about Mod workout [Redacted] to have ex removed from loan. Borrower requested copy of note [Redacted]. Borrower stated [Redacted] financials had been submitted. Borrower called [Redacted] to cancel assistance review. HHF request noted [Redacted] to assist with escrow balance. Borrower requested reinstatement quote [Redacted] for HHF. Borrower stated [Redacted] looking to be exempt from property taxes. Borrower called [Redacted] to cancel payment; no receiving bonus she was expecting. Borrower stated [Redacted] only able to make P&I payment amount. Borrower called [Redacted] to schedule [Redacted]-payments. Loss mitigation workout denied [Redacted]. Borrower stated [Redacted] payroll being deposited late. Borrower called [Redacted] about escrow shortage. Last contact [Redacted] to make payment.
REASON FOR DEFAULT: Divorce. Unemployment.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. [Redacted] area noted [Redacted] and [Redacted]; no indication property was affected. No pending hazard insurance claims noted
500076744	4/1/2024	4/24/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] Borrower is making payment arrangements, they thought they had brought the account current. [Redacted] Borrower submits a loss mit application. [Redacted] A repayment plan is referenced, but it is unclear if/when the plan was actually implemented. [Redacted] Account is being skip-traced. [Redacted] Account status is being discussed. The most recent contact was on [Redacted], borrower is making payment arrangements.
REASON FOR DEFAULT: [Redacted] Borrower oversight.[Redacted] Illness of family member.[Redacted].
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: [Redacted] Property is reported to be owner occupied.. No references to property damages or insurance claims found.

500074453	5/1/2024	4/10/2024	CURR	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. Third party (spouse), [Redacted] called on [Redacted] informing that the borrower passed away and was advised to send a copy of death certificate - copy received on [Redacted]. Ms. [Redacted] updated as executor of estate. Ms. [Redacted] called on [Redacted] to discuss cancellation of insurance policy for non-payment, noting she's had issues with the insurance since her husband passed away. Ms. [Redacted] was advised that the account is non-escrowed and has LPI and to provide proof of insurance once she obtained coverage. Ms. [Redacted] also called on [Redacted] wanting to know why taxes were included on the loan when she had been paying them on her own and would send proof of payments; escrow removal was discussed. NSF notification was sent on [Redacted], noting illness as reason. Workout was discussed in [Redacted] but was closed, and it appears that the reason was due to funds were received to bring the loan current. Last contact was on [Redacted], Ms. [Redacted] called to discuss LPI.
REASON FOR DEFAULT: Borrower death, curtailment of income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500076154	4/1/2024	4/29/2024	DELQ	XXXX	XXXX	Yes	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] Unauthorized party states they are SII and will submit a death certificate. [Redacted] EOE reports borrower is deceased, SII docs are being submitted. The most recent contact was on [Redacted] with an authorized party discussing what else is needed for SII docs. No notes recorded regarding the [Redacted] payment reversal.
REASON FOR DEFAULT: Borrower death.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500076252	5/1/2024	4/10/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower set up [Redacted] payments through the website in [Redacted]. NSF payments in [Redacted], [Redacted], [Redacted] and [Redacted]. No contact with borrower. Another NSF payment in [Redacted]; servicing notes don't mention whether the [Redacted] payments were cancelled by servicer due to returned payments. NSF payments continued in [Redacted], [Redacted] and [Redacted] but were all reinstated the same month the payments were returned. The payment changed after an escrow analysis in [Redacted]. Most recent NSF was in [Redacted]. No contact with borrower.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500074093	5/1/2024	4/25/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower maintains contact to make payments but declines to discuss account through chronic delinquency, no assistance requested. Last contact [Redacted] to schedule most recent reinstatement of [Redacted] payments.
REASON FOR DEFAULT: [Redacted] RFD: Excessive obligations, [Redacted] RFD: unemployment
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500074769	5/1/2024	4/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. A few notes are record over the past few year with borrower making payment arrangements. Borrower generally has not been responsive with several recent unsuccessful attempts at communication recorded. The most recent contact was on [Redacted] with borrower reporting they intend to make payment online and are not in need of assistance. No loss mit activity noted.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500075240	5/1/2024	4/12/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Limited contact noted with borrower. [Redacted] party requested payment history [Redacted]. [Redacted]-month deferral completed [Redacted]. Auth [Redacted] party inquired about pending payment [Redacted]. No further contact noted.
REASON FOR DEFAULT: Hardship not provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected. No pending hazard insurance claims noted
500075211	4/1/2024	3/29/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. No contact with borrower noted in contact history. Borrower unresponsive to calls/dialer. It appears that the loan became delinquent in [Redacted] beginning with the [Redacted] payment and demand notices were sent in [Redacted] and [Redacted], however, [Redacted] payments were received in [Redacted] bringing the loan current.
REASON FOR DEFAULT: Unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  No property issues found. Current occupancy is unknown.

500073858	4/1/2024	4/9/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Limited contact noted with authorized [Redacted] party; majority of contact to schedule/maintain payments. [Redacted] party inquired about Mod [Redacted]; stated both her and husband were in the hospital. Servicer advised [Redacted] party [Redacted] executed Mod not received in time; not processed. Workout reopened [Redacted]; borrower noted to be receiving unemployment income. Workout review denied [Redacted]. Mod workout booked [Redacted]. [Redacted] party requested update on account [Redacted]. [Redacted] party inquired [Redacted] why payments not being accepted. Borrower called [Redacted] due to payment application/suspense funds. [Redacted] party had questions about payment [Redacted]. [Redacted]-month payment deferral processed [Redacted]. NSF payment noted [Redacted]. [Redacted] party inquired about payment change [Redacted]; advised unable to afford change. Workout review noted to be opened [Redacted]. Borrower stated [Redacted] not receiving unemployment income. [Redacted] party requested payment correction [Redacted]. Workout closed [Redacted]. [Redacted] party advised of short payment [Redacted]. [Redacted] party stated [Redacted] would appeal workout decision. No further contact noted.
REASON FOR DEFAULT: Borrower illness. Borrower unemployment.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. [Redacted] area noted [Redacted]; no indication property was affected. No pending hazard insurance claims noted
500076544	5/1/2024	4/11/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is performing for the last [Redacted] years except for missed payment [Redacted]. Delinquency call prompted borrower to investigate and learn that her post office box was broken into and bank account hacked, issue resolved and [Redacted] re-started with new bank account [Redacted]. Last contact [Redacted] to confirm amount due.
REASON FOR DEFAULT: Bank fraud
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500076786	4/1/2024	4/16/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins prior to review period. Sporadic contact with borrower in early [Redacted] prior to review period. No requests for payment assistance despite a stated hardship. Borrower unresponsive to contact attempts. Skip tracing in [Redacted].
REASON FOR DEFAULT: Family member illness
FORECLOSURE: No FC activity found.
BANKRUPTCY: Chapter [Redacted] filed [Redacted], discharged [Redacted].
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500074383	5/1/2024	4/22/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Co-borrower gave a promise to pay in [Redacted]. No contact again until [Redacted]; borrower gave a promise to reinstate and declined assistance. Borrower reinstated in [Redacted]. Borrower requested a deferral in [Redacted] and applied for assistance. Servicer approved a retention option; servicing notes don't give details on the approved option. In [Redacted], coborrower was working with [Redacted]; borrower didn't qualify for [Redacted] assistance due to a non-conforming loan. Borrower reinstated in [Redacted]; source of funds is unknown. Last contact was a phone payment on [Redacted].
REASON FOR DEFAULT: Income curtailment, [Redacted], excessive obligations
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500074649	5/1/2024	4/30/2024	CURR	XXXX	XXXX	Yes	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account was rolling [Redacted]-delinquent [Redacted] through [Redacted]. Borrower death certificate and will received [Redacted], [Redacted] confirmed SII [Redacted]. [Redacted] requested assistance [Redacted] but failed to provide complete docs for assumption review. Most recent reinstatement posted [Redacted], SII has been unresponsive since last contact [Redacted].
REASON FOR DEFAULT: Borrower deceased
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied. No property issues noted.

500076809	4/1/2024	3/27/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted], newly boarded loan, welcome call resulted in no contact. Borrower unresponsive to dialer. Demand letter was sent on [Redacted] and [Redacted]. Borrower scheduled a payment on [Redacted] to bring the loan current. Another demand letter was sent on [Redacted]; borrower stated on [Redacted] that she fell behind due to some [Redacted] expenses for her elderly parents and requested deferment. Borrower was advised of repayment and FB options and accepted a repayment plan. Repayment plan was approved for [Redacted] months to begin [Redacted] iao [Redacted] ending [Redacted], with a down payment of [Redacted] NSF was processed on [Redacted], however, borrower was able to replace the payment bringing the loan current. Repayment plan appears to have been completed, however, borrower defaulted on the loan shortly after. More NSFs were processed on the account. Last contact was on [Redacted], borrower scheduled a payment; payment returned due to nsf.
REASON FOR DEFAULT: Insufficient funds and Illness of elderly parents.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Property verified as owner occupied on [Redacted]
500075185	4/1/2024	4/19/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. There is ongoing contact throughout [Redacted] years of chronic delinquency, borrower fails to keep promises for reinstatement but declines to discuss financials. Payments are made after late charge date due to receives SSI on [Redacted]. Loss mitigation first requested [Redacted], denied [Redacted] for unknown reason. Last contact [Redacted] to confirm if payment was received, borrower declined to discuss further.
REASON FOR DEFAULT: Fixed income
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500076155	5/1/2024	4/26/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. Co-borrower called in [Redacted] requesting [Redacted] packet, noting she usually makes the payment online but needed to make a partial payment. Co-borrower called in on [Redacted] wanting to make escrow payment stating that she already made the P&I payment but the system would not allow her to pay escrow only. Cash correction was completed in [Redacted], crediting [Redacted] towards the contractual payment and deducting [Redacted] cents from escrow. Co-borrower called in [Redacted] to discuss their new insurance policy and was advised that the new policy was received and another escrow analysis was completed. Borrowers failed to make the [Redacted] payment and loan was rolling [Redacted] days delinquent until it was brought current in [Redacted]. Last contact was on [Redacted], for general inquiry.
REASON FOR DEFAULT: Unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500073112	5/1/2024	4/11/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan performing over the past [Redacted]-month period. Limited contact noted with borrower. Borrower called [Redacted] to confirm payment; refused ACH. Borrower reviewed account details [Redacted]. Borrower confirmed payment [Redacted]. No further contact noted.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. No property damage noted. No pending hazard insurance claims noted
500074808	4/1/2024	4/30/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower applied for assistance in [Redacted] and was denied. They applied again and were approved for a repayment plan on [Redacted], however requested it be closed on [Redacted] due to payments being to high. Details of plan not noted. Deferral completed [Redacted] for [Redacted], funds to cover [Redacted] P&I Payments, [Redacted] for Escrow advances and [Redacted] for LLA balance. Borrower sent mod offer letter in [Redacted]. Limited contact with borrower for remaining [Redacted]. Borrower called on [Redacted] asking why payment increased, was informed due to escrow increase. Borrower called [Redacted] requesting assistance. Servicer directed borrower to website to apply. Last contact [Redacted] borrower called to ask questions about payment.
REASON FOR DEFAULT: Unemployment in [Redacted].
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Occupancy unknown. No property issues noted
500076684	5/1/2024	4/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. Complaint was filed on [Redacted], borrower disputing the [Redacted]+ delinquency on credit report; fair reporting escalation response was sent on [Redacted]. NSF was processed in [Redacted]. Payoff was requested on [Redacted], statement sent the same day. Borrower submitted loss mit application on [Redacted] noting hardship due to reduction in regular hours caused by [Redacted]-[Redacted], however, review could not be completed due to loan was current at the time. Borrower fell behind on the loan after a missed payment in [Redacted] and submitted another loss mit application in [Redacted] and [Redacted] but was unresponsive. Loan was brought current in [Redacted]. Last contact was on [Redacted], borrower scheduled a payment.
REASON FOR DEFAULT: Reduction in income due to [Redacted]-[Redacted].
FORECLOSURE: No FC activity found.
BANKRUPTCY: BK filed [Redacted], discharged [Redacted]. Prior BK[Redacted] discharged [Redacted].
PROPERTY: No property issues found. Property verified as owner occupied on [Redacted]
500076048	5/16/2024	4/9/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Limited contact noted with borrower. Borrower [Redacted] with phone call [Redacted]. No further contact noted. Borrower intentions unknown.
REASON FOR DEFAULT: No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. No property damage noted. No pending hazard insurance claims noted
500076380	5/1/2024	4/25/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower gave a promise to pay in [Redacted]. Borrower paid via the website; no contact again until borrower requested a website account reset in [Redacted]. Servicer offered a verbal repay plan in [Redacted] but borrower scheduled two payments to reinstate. No further contact.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500073875	5/1/2024	4/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] File is referred to FC. [Redacted] Borrower calls in wanting to know why a payment was returned, assistance options are discussed. [Redacted] A trial mod is signed. [Redacted] A final mod is completed. Recently, the borrower has not been responsive with regular unsuccessful attempts at contact recorded. The most recent contact was on [Redacted] with the borrower calling in with questions about their payment, no RFD is given.
REASON FOR DEFAULT: None provided.
FORECLOSURE: [Redacted] File is referred to FC. [Redacted] Service is completed. [Redacted] Complaint is filed. Account is reinstated via a mod in [Redacted], FC is closed.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500076161	5/1/2024	4/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] Borrower is discharged from BK. Minimal contact since the BK discharge. [Redacted] Borrower wants to review payment details. The only other recent contact noted was on [Redacted] with borrower requesting a tax form.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: BK[Redacted] is active at the start of the review period, filing date not found. [Redacted] Notes reference a final cure. [Redacted] BK is discharged.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500075978	5/1/2024	3/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower gave a promise to pay in [Redacted] and would consider the repay plan offered by servicer. Borrower declined to provide a RFD and didn't request payment assistance; contact was sporadic, usually during promises to pay through [Redacted]. Borrower was advised in [Redacted] that the IO period would expire in [Redacted] and applied for assistance in [Redacted]. Servicer completed a two-month deferral in [Redacted]. Borrower reported a hardship in [Redacted] during a phone payment, but in [Redacted] said hardship was [Redacted] related. Borrower continued his pattern of making a lump sum payment every three or four months. Borrower was advised of an escrow shortage in [Redacted] but reinstated in [Redacted]. No contact again until a phone payment in [Redacted]. Regular phone payments continued until borrower reinstated in [Redacted].
REASON FOR DEFAULT: Income curtailment due to loss of work, [Redacted], excessive obligations, [Redacted] issues and borrower illness
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500076813	4/1/2024	4/12/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	WV	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Numerous unsuccessful attempts to contact the borrower are noted. [Redacted] Account is being skip-traced. No recent contact or loss mit activity found
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

500074420	5/1/2024	4/18/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. [Redacted] authorized her [Redacted] on the account in [Redacted]. Borrower made a phone payment in [Redacted]; hardship reason was not mentioned. [Redacted] made a phone payment in [Redacted] to reinstate a rolling delinquency. [Redacted] made sporadic phone payments through [Redacted]. [Redacted] requested website password reset in [Redacted]; phone payments continued through [Redacted]. [Redacted] requested website assistance in [Redacted]. No contact again until [Redacted] when [Redacted] requested website password.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500073134	4/1/2024	4/26/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Last contact with borrower was on [Redacted], The borrower called in to advise was injured at work and workers comp and insurance are not paying for the surgery. Appears to be experiencing hardship due to [Redacted] issues, but no further contact since that time and no attempts made. A deferral was completed on [Redacted] deferring two payments totaling [Redacted]. the loan has continued to have periods of delinquency since that time but is now current. The borrower appears to be cooperative. Unclear if the borrower is continuing to experience hardship.
REASON FOR DEFAULT: RFD last noted in [Redacted] was due to work injury and [Redacted] bills.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine occupancy status
500075866	5/1/2024	4/19/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account was performing until NSF return [Redacted], borrower unresponsive until [Redacted] request for retention options. No application was submitted and account remained rolling [Redacted]-delinquent until deferral of [Redacted] payments was approved [Redacted]. Last borrower contact [Redacted] for [Redacted].
REASON FOR DEFAULT: Excessive obligations
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500075231	5/1/2024	4/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Loan boarded [Redacted] due for [Redacted]. First contact made [Redacted], borrower advised of [Redacted] hardship and requested reinstatement figures but was then unresponsive until request for assistance [Redacted]. Trial payments made [Redacted]-[Redacted], mod finalized effective [Redacted]. Account remains current post-mod with no contact since [Redacted] confirmation that mod docs were executed.
REASON FOR DEFAULT: [Redacted] income curtailment
FORECLOSURE: Demand date unknown, referred to foreclosure [Redacted], title is clear. First legal delayed by missing AOM and [Redacted] hold, hold removed [Redacted]. Complaint filed [Redacted], service completed [Redacted], answer filed [Redacted], consent judgment entered [Redacted], case dismissed after modification.
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500074856	5/1/2024	4/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account is [Redacted] in last [Redacted] years and [Redacted] in the last [Redacted] months. Borrower is unresponsive to dialer attempts throughout the delinquency, last contact [Redacted] inquiry re: [Redacted] form. No hardship or request for assistance is noted.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500073592	5/1/2024	4/29/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower called [Redacted] to confirm account status. Borrower requested workout assistance [Redacted]. Borrower requested online access [Redacted]. Borrower stated [Redacted] had not received workout application. NSF payment noted [Redacted]. Borrower advised [Redacted] workout financials had been sent. Workout closed [Redacted] due to inactivity. Incomplete financials noted [Redacted]. Borrower requested status of loan [Redacted]. Workout review denied [Redacted]. Repayment plan offered to borrower [Redacted]; borrower declined. Borrower requested workout assistance [Redacted]. Borrower inquired about options [Redacted]. NSF payment noted [Redacted]. Last contact [Redacted] confirming payment sent overnight. No further contact noted.
REASON FOR DEFAULT: Hardship not provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property occupancy at origination primary residence. No property damage noted. No pending hazard insurance claims noted
500073793	4/28/2024	4/12/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower was unresponsive throughout chronic delinquency until first contact [Redacted], hardship due to coborrower illness. Borrower reinstated [Redacted] payments [Redacted] and remains current with no further contact since [Redacted].
REASON FOR DEFAULT: Borrower illness
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500075959	4/1/2024	3/15/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower verified the amount due in [Redacted]. NSF payment in [Redacted]. Borrower accepted a repay plan in [Redacted] but was unable to make the plan payment the following month. Borrower applied for [Redacted] assistance in [Redacted]. Servicer offered a repay plan; borrower accepted. Borrower made a few phone payments; repay plan failed in [Redacted]. NSF payments in [Redacted], [Redacted] and two NSFs in [Redacted]. Servicer offered another repay plan in [Redacted], but borrower had an NSF payment the following month. Borrower has regular contact with servicer during phone payments. Borrower had another NSF payment in [Redacted]. Borrower asked about a payment increase in [Redacted]; payment more than doubled. Borrower had another NSF payment in [Redacted] and applied for assistance. Retention options were denied, reason unknown.
REASON FOR DEFAULT: Borrower had [Redacted] and was not able to work, death in the family
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.

500075269	5/1/2024	4/24/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins [Redacted]. Borrower called on [Redacted] requested to turn off ACH. Borrower accepted a repayment plan on [Redacted] which was completed on [Redacted], payment appears to be [Redacted] NSF notification was sent on [Redacted] and a demand notice sent [Redacted]. Last contact was on [Redacted], borrower called for some account information, noting hardship due to excessive obligation; repayment was also discussed and it appears that the borrower accepted the plan which appears to have started on [Redacted], ending on [Redacted], iao [Redacted]
REASON FOR DEFAULT: Excessive obligations.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Current occupancy is unknown.

500075168	6/1/2024	4/26/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Last contact with borrower was on [Redacted], The borrower called in to make a payment over the phone. No contact since that time despite attempts made. The borrower appears to be cooperative. Deferral completed [Redacted] and deferred [Redacted], advancing due date by [Redacted] monthly. The loan has remained current for the past [Redacted] months. No further indication of hardship or loss mitigation discussions in the contact history.
REASON FOR DEFAULT: No RFD found.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine occupancy status
500075074	5/1/2024	4/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Account was performing through [Redacted], delinquency due to dispute about payment made through IVR [Redacted] that was not credited. Borrower reinstated without assistance and remained current until missed payment [Redacted], cured [Redacted] with no hardship provided. Borrower declines to discuss account if contacted, last contact [Redacted] to change EZ pay date.
REASON FOR DEFAULT: None provided
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500075147	5/1/2024	4/4/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower requested assistance [Redacted], hardship due to recent retirement and caring for ill [Redacted]. Servicer advised no options available, Borrower reinstated [Redacted] and remained current until missed payment [Redacted], hardship due to bank issues. Verbal repay plan kept, last contact [Redacted] to reinstate [Redacted] payments.
REASON FOR DEFAULT: Family illness, income curtailment.
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500075485	4/1/2024	3/13/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. Borrower noted as impacted by [Redacted] in [Redacted], but declined assistance. Contact was made with the borrower multiple times and delinquent payments were discussed. Last contact with the borrower was [Redacted], borrower called to make payment.
REASON FOR DEFAULT: Health issues and excessive obligations.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy unknown. Occupancy at origination noted as owner occupied per Seller data. No property issues noted
500073830	5/28/2024	4/29/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. No hardship is noted prior to deferral processed [Redacted]. There is no borrower contact during review period until [Redacted] question about escrow balance and monthly statement.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

500074537	5/1/2024	4/26/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 3	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins [Redacted]. No contact until [Redacted]; borrower was out of the country, said bank account was compromised and was frozen. NSF payments each month between [Redacted] and [Redacted], with the exception of a double payment in [Redacted]; most NSF payments were reinstated in the same month. No contact with borrower between [Redacted] and [Redacted], when borrower requested payment assistance but declined a verbal repay plan; no other options were available. Borrower cancelled [Redacted] payments and confirmed hardship (unemployment) was still ongoing. Borrower declined assistance in [Redacted] and gave a promise to pay in [Redacted]. Borrower was still unemployed in [Redacted] and didn't qualify for[Redacted] due to UPB; hardship was ongoing in [Redacted]. Borrower was not eligible for modification in [Redacted], reason not stated. Regular contact with borrower continued, borrower unable to resolve hardship. Borrower was working with the Urban League of Metropolitan Seattle in [Redacted] and requested a reinstatement quote in [Redacted]. Borrower applied for loss mitigation in [Redacted]; retention options were denied in [Redacted], reason unknown. Last contact on [Redacted]; borrower verified servicer receipt of reinstatement funds. [Redacted] strategy as borrower is still unemployed.
REASON FOR DEFAULT: Unemployment
FORECLOSURE: Referred [Redacted]. Attorney requested modification [Redacted]. AOM sent for recording [Redacted]. NOD (first legal action) filed [Redacted]. Sale set for [Redacted] but action was placed on a mediation hold [Redacted]. First hearing set for [Redacted]. Loan reinstated [Redacted]. FC office instructed to close FC [Redacted].
BANKRUPTCY: No BK activity found.
PROPERTY: Servicing notes don't verify occupancy or property condition. Seller data reports owner occupancy.